UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2014
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund

        Book 1


        First Trust Dow Jones Select MicroCap Index Fund (FDM)

        First Trust Morningstar Dividend Leaders Index Fund (FDL)

        First Trust US IPO Index Fund (FPX)

        First Trust NYSE Arca Biotechnology Index Fund (FBT)

        First Trust Dow Jones Internet Index Fund (FDN)

        First Trust Capital Strength ETF (FTCS)

        First Trust Value Line(R) Equity Allocation Index Fund (FVI)

        First Trust Value Line(R) Dividend Index Fund (FVD)

        First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)



Semi-Annual Report
June 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2014


Shareholder Letter............................................................ 2
Market Overview............................................................... 3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index Fund (FDM)..................... 4
   First Trust Morningstar Dividend Leaders Index Fund (FDL).................. 6
   First Trust US IPO Index Fund (FPX)........................................ 8
   First Trust NYSE Arca Biotechnology Index Fund (FBT) ......................10
   First Trust Dow Jones Internet Index Fund (FDN)............................12
   First Trust Capital Strength ETF (FTCS)....................................14
   First Trust Value Line(R) Equity Allocation Index Fund (FVI)...............16
   First Trust Value Line(R) Dividend Index Fund (FVD)........................18
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)...................20
Notes to Fund Performance Overview............................................22
Understanding Your Fund Expenses..............................................23
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index Fund (FDM).....................25
   First Trust Morningstar Dividend Leaders Index Fund (FDL)..................30
   First Trust US IPO Index Fund (FPX)........................................32
   First Trust NYSE Arca Biotechnology Index Fund (FBT).......................36
   First Trust Dow Jones Internet Index Fund (FDN)............................38
   First Trust Capital Strength ETF (FTCS) ...................................40
   First Trust Value Line(R) Equity Allocation Index Fund (FVI)...............42
   First Trust Value Line(R) Dividend Index Fund (FVD)........................46
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)...................50
Statements of Assets and Liabilities..........................................54
Statements of Operations .....................................................56
Statements of Changes in Net Assets...........................................58
Financial Highlights..........................................................62
Notes to Financial Statements.................................................67
Additional Information........................................................76

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment, including performance and a market overview for the period. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the six months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014


Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The U.S. economic recovery turned five years old in June. U.S. real GDP growth averaged 2.1% over that period, according to data from the Bureau of Economic Analysis. The International Monetary Fund's (IMF) latest forecast for U.S. growth in 2014 is 1.7%. The U.S. economy has shown improvement in the areas of job growth, manufacturing and housing. Whether or not the IMF's forecast is accurate, or perhaps even understated, the underpinnings of the economy have likely solidified considering the Federal Reserve's announcement in early July that it will end its bond buying (quantitative easing) program in October.

Americans are working hard to get their fiscal houses in order, in our opinion. The S&P/Experian Consumer Credit Default Composite Index stood at 1.02% in June 2014, down from 1.04% in May 2014 and down from 1.34% in June 2013, according to the S&P Dow Jones Indices. The 1.02% default rate represents a 10-year low.

Their confidence levels have also improved. In March 2009, the month in which the stock market bottomed in the last bear market, the Conference Board's Consumer Confidence Index posted a reading of 26.9. As of the close of June, the index stood at 86.4. While that is a sizable shift in sentiment, the index level is still below the 111.9 reading in mid-2007, just before the financial crisis.

U.S. STOCKS AND BONDS

In the first half of 2014, all of the major U.S. stock indices posted positive single-digit total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 7.14%, 7.50% and 3.22%, respectively, according to Bloomberg. All 10 major sectors in the S&P 500(R) Index posted positive total returns as well. The gains ranged from 0.60% for the S&P 500(R) Consumer Discretionary Index to 18.65% for the S&P 500(R) Utilities Index. As we have noted before, volatility has not been a problem for the market. In the first half of 2014, the VIX Index fell from a reading of 13.72 to close June at 11.57, significantly below its 10-year average of 20.04.

The outlook for earnings growth potential is relatively optimistic through 2015, according to consensus estimates from Bloomberg. The 2014 estimated earnings growth rates for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 8.07%, 13.82% and 22.71%, respectively, as of 8/11/14, according to Bloomberg. The estimates for 2015 were 11.09%, 15.40% and 22.14%, respectively.

From 1928-2013, the S&P 500(R) Index posted an average return (price-only) of 3.69% in the first half of the calendar year, compared to an average gain of 3.89% in the second half, according to Bespoke Investment Group. In the first half of 2014, the S&P 500(R) Index was up 6.05% (price-only). The first half of 2014 marked the fourth consecutive year with a first half gain of more than 5.00%. From 1928-2013, the S&P 500(R) Index posted a positive return 63% of the time in the first half of the year, compared to 67% for the second half.

In the U.S. bond market, the top-performing major debt group in the first half of 2014 was municipal bonds. The Barclays Municipal Bond: Long Bond 22+ Index posted a total return of 10.19%. The next closest domestic category was high yield corporate bonds, up 5.46%, as measured by the Barclays U.S. Corporate High Yield Index. Fixed-income securities benefitted from the retrenchment in interest rates in the first half of 2014. The yield on the benchmark 10-Year Treasury note, which had spiked 127 basis points in 2013, declined by 50 basis, from 3.03% to 2.53%.

FOREIGN STOCKS AND BONDS

Investors appeared to have regained their appetite for foreign debt securities in the first half of 2014. The Barclays Global Emerging Markets Index of debt securities, which fell 2.66% (USD) in 2013, posted a total return of 7.10% in the first half of 2014. The Barclays Global Aggregate Index of higher-quality debt, which declined by 2.60% (USD) in 2013, posted a total return of 4.93% over the same period. Investors also showed interest in foreign equities. The MSCI Emerging Markets Index posted a total return of 6.14% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of 5.40% (USD). The U.S. dollar declined by 0.3% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). So the dollar had little influence on returns for U.S. investors in the first half of 2014, in our opinion.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE(R)"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (9/27/05)        Ended       (9/27/05)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            -0.67%       22.47%       18.51%         6.40%       133.79%        72.12%
Market Value                                   -0.21%       22.85%       18.47%         6.40%       133.41%        72.09%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)            -0.36%       23.28%       19.31%         7.14%       141.75%        82.95%
Russell 2000(R) Index                           3.19%       23.64%       20.21%         8.47%       151.03%       103.77%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Financials                                   25.14%
Industrials                                  23.53
Consumer Discretionary                       14.56
Information Technology                        9.66
Health Care                                   9.16
Energy                                        4.37
Materials                                     4.20
Telecommunication Services                    4.05
Consumer Staples                              3.27
Utilities                                     2.06
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Gentherm, Inc.                                1.47%
South State Corp.                             1.38
Greenbrier (The) Cos., Inc.                   1.28
Union Bankshares Corp.                        1.11
US Ecology, Inc.                              0.93
Altra Industrial Motion Corp.                 0.92
Sterling Bancorp                              0.88
Virtusa Corp.                                 0.87
Federal Signal Corp.                          0.86
Renasant Corp.                                0.86
                                            -------
      Total                                  10.56%
                                            =======

-------------------
Dow Jones and Dow Jones Select MicroCap Index(SM) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       SEPTEMBER 27, 2005 - JUNE 30, 2014

           First Trust Dow Jones          Dow Jones
              Select MicroCap          Select MicroCap             Russell 2000(R)
                Index Fund                Index(SM)                     Index
09/05             $10000                   $10000                      $10000
12/05              10374                    10397                       10252
06/06              10968                    11033                       11094
12/06              12001                    12115                       12134
06/07              12746                    12910                       12917
12/07              11278                    11474                       11944
06/08               9896                    10100                       10825
12/08               7520                     7707                        7909
06/09               7362                     7568                        8118
12/09               9087                     9393                       10058
06/10               8833                     9153                        9862
12/10              11427                    11876                       12759
06/11              11811                    12319                       13551
12/11              10435                    10907                       12227
06/12              11107                    11648                       13270
12/12              12091                    12728                       14225
06/13              14055                    14840                       16481
12/13              17328                    18360                       19748
06/14              17212                    18294                       20378

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        121              6               0             0
01/01/10 - 12/31/10        169              0               0             0
01/01/11 - 12/31/11         87              2               0             0
01/01/12 - 12/31/12         70              0               0             0
01/01/13 - 12/31/13        151              1               0             0
01/01/14 - 06/30/14         44              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        120              5               0             0
01/01/10 - 12/31/10         83              0               0             0
01/01/11 - 12/31/11        161              2               0             0
01/01/12 - 12/31/12        179              1               0             0
01/01/13 - 12/31/13         98              2               0             0
01/01/14 - 06/30/14         79              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE(R), NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (3/9/06)         Ended       (3/9/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           10.29%       18.77%       18.87%         6.23%       137.29%        65.18%
Market Value                                  10.34%       18.94%       18.87%         6.23%       137.38%        65.20%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index     10.61%       19.42%       19.50%         6.76%       143.64%        72.17%
S&P 500(R) Index                               7.14%       24.61%       18.83%         7.61%       136.98%        83.89%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Utilities                                    22.93%
Telecommunication Services                   18.87
Energy                                       16.34
Consumer Staples                             13.65
Health Care                                   9.97
Information Technology                        7.09
Financials                                    3.43
Industrials                                   3.14
Consumer Discretionary                        2.66
Materials                                     1.92
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
AT&T, Inc.                                    9.89%
Verizon Communications, Inc.                  8.98
Chevron Corp.                                 8.91
Pfizer, Inc.                                  7.30
Philip Morris International, Inc.             6.35
Intel Corp.                                   5.98
Altria Group, Inc.                            4.78
ConocoPhillips                                4.68
Duke Energy Corp.                             3.11
Eli Lilly & Co.                               2.67
                                            -------
      Total                                  62.65%
                                            =======

-------------------
Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MARCH 9, 2006 - JUNE 30, 2014

           First Trust Morningstar        Morningstar(R)
              Dividend Leaders         Dividend Leaders(SM)        S&P 500(R)
                 Index Fund                   Index                  Index
03/06              $10000                     $10000                 $10000
12/06               12077                      12110                  11317
06/07               12392                      12462                  12104
12/07               10793                      10870                  11939
06/08                7995                       8069                  10516
12/08                7371                       7462                   7522
06/09                6961                       7067                   7760
12/09                8420                       8567                   9512
06/10                8039                       8197                   8879
12/10                9771                       9995                  10945
06/11               10535                      10806                  11604
12/11               11182                      11498                  11176
06/12               12107                      12491                  12236
12/12               12204                      12620                  12964
06/13               13908                      14421                  14756
12/13               14978                      15569                  17163
06/14               16519                      17221                  18388

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        135              4               3             2
01/01/10 - 12/31/10        185              0               0             0
01/01/11 - 12/31/11        219              0               0             0
01/01/12 - 12/31/12        171              0               0             0
01/01/13 - 12/31/13        171              0               0             0
01/01/14 - 06/30/14         88              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        106              3               1             0
01/01/10 - 12/31/10         66              1               0             0
01/01/11 - 12/31/11         33              0               0             0
01/01/12 - 12/31/12         79              0               0             0
01/01/13 - 12/31/13         81              0               0             0
01/01/14 - 06/30/14         36              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX)

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (4/12/06)        Ended       (4/12/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            6.61%       35.08%       26.17%        12.26%       219.78%       158.62%
Market Value                                   6.59%       35.11%       26.37%        12.26%       222.27%       158.68%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                         6.95%       36.00%       26.97%        12.96%       229.93%       172.14%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         7.69%       141.92%        83.84%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       25.08%
Information Technology                       21.15
Health Care                                  16.45
Energy                                       14.61
Industrials                                   9.07
Financials                                    7.76
Consumer Staples                              5.23
Materials                                     0.65
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Facebook, Inc., Class A                      10.30%
AbbVie, Inc.                                  9.09
General Motors Co.                            5.90
Phillips 66                                   4.61
Kinder Morgan, Inc.                           3.77
Kraft Foods Group, Inc.                       3.61
Tesla Motors, Inc.                            3.02
HCA Holdings, Inc.                            2.54
Hilton Worldwide Holdings, Inc.               2.32
Marathon Petroleum Corp.                      2.28
                                            -------
      Total                                  47.44%
                                            =======

-------------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2006 - JUNE 30, 2014

           First Trust US IPO             IPOX(R)-100            Russell 3000(R)
               Index Fund                 U.S. Index                  Index
04/06            $10000                     $10000                   $10000
12/06             11100                      11154                    11064
06/07             12385                      12481                    11851
12/07             12712                      12844                    11633
06/08             11784                      11941                    10348
12/08              7134                       7245                     7293
06/09              8087                       8248                     7599
12/09             10339                      10575                     9360
06/10              9726                       9980                     8794
12/10             12228                      12594                    10945
06/11             13439                      13889                    11640
12/11             12607                      13071                    11057
06/12             14314                      14885                    12088
12/12             16391                      17092                    12873
06/13             19143                      20011                    14683
12/13             24256                      25446                    17192
06/14             25859                      27214                    18385

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        109              3               0             0
01/01/10 - 12/31/10        149              0               0             0
01/01/11 - 12/31/11        135              0               0             0
01/01/12 - 12/31/12        149              2               0             0
01/01/13 - 12/31/13        220              0               0             0
01/01/14 - 06/30/14         76              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        135              5               0             0
01/01/10 - 12/31/10        103              0               0             0
01/01/11 - 12/31/11        116              1               0             0
01/01/12 - 12/31/12         97              2               0             0
01/01/13 - 12/31/13         32              0               0             0
01/01/14 - 06/30/14         48              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (6/19/06)        Ended       (6/19/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           19.10%       41.61%       31.18%        19.44%       288.49%       316.52%
Market Value                                  19.11%       41.56%       31.20%        19.45%       288.72%       316.57%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)             19.23%       42.12%       31.92%        20.14%       299.60%       336.39%
NASDAQ(R) Biotechnology Index                 13.51%       48.48%       29.60%        18.22%       265.55%       283.52%
S&P 500(R) Index                               7.14%       24.61%       18.83%         8.16%       136.98%        87.74%
S&P Composite 1500 Health Care Index          10.20%       29.92%       21.16%        11.69%       161.15%       143.00%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
INDUSTRY                            LONG-TERM INVESTMENTS
Biotechnology                                78.89%
Life Sciences Tools & Services               15.92
Pharmaceuticals                               5.19
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
InterMune, Inc.                               6.93%
Vertex Pharmaceuticals, Inc.                  6.55
Exact Sciences Corp.                          5.89
Illumina, Inc.                                5.85
Incyte Corp.                                  5.63
QIAGEN N.V.                                   5.28
Nektar Therapeutics                           5.19
Celgene Corp.                                 4.93
Gilead Sciences, Inc.                         4.92
Biogen Idec, Inc.                             4.81
                                            -------
      Total                                  55.98%
                                            =======

-------------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)

                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               JUNE 9, 2006 - JUNE 30, 2014

            First Trust
             NYSE Arca                NYSE Arca                 NASDAQ(R)                                      S&P
           Biotechnology            Biotechnology             Biotechnology            S&P 500(R)        Composite 1500
            Index Fund                Index(SM)                   Index                  Index          Health Care Index
06/06         $10000                   $10000                    $10000                 $10000               $10000
12/06          11775                    11815                     11114                  11554                11194
06/07          12105                    12179                     11177                  12358                11919
12/07          12205                    12320                     11630                  12189                12092
06/08          11410                    11557                     11086                  10736                10593
12/08           9968                    10138                     10200                   7679                 9218
06/09          10722                    10921                     10491                   7922                 9305
12/09          14441                    14758                     11828                   9711                11132
06/10          15629                    16026                     11227                   9065                10324
12/10          19768                    20327                     13726                  11174                11712
06/11          22182                    22880                     15694                  11847                13374
12/11          16534                    17096                     15385                  11410                13104
06/12          22185                    23013                     19204                  12493                14610
12/12          23299                    24233                     20352                  13236                15510
06/13          29413                    30705                     25829                  15066                18703
12/13          34975                    36600                     33787                  17523                22049
06/14          41655                    43638                     38352                  18774                24298

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         93              3               0             0
01/01/10 - 12/31/10        165              1               0             1
01/01/11 - 12/31/11        151              1               0             0
01/01/12 - 12/31/12        121              0               0             0
01/01/13 - 12/31/13        204              0               0             0
01/01/14 - 06/30/14         84              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        152              4               0             0
01/01/10 - 12/31/10         83              1               0             1
01/01/11 - 12/31/11        100              0               0             0
01/01/12 - 12/31/12        128              1               0             0
01/01/13 - 12/31/13         48              0               0             0
01/01/14 - 06/30/14         40              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)


The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (6/19/06)        Ended       (6/19/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           -0.48%       31.28%       26.11%        14.62%       219.02%       199.04%
Market Value                                  -0.50%       31.20%       26.10%        14.62%       218.85%       199.04%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)        -0.31%       31.98%       26.83%        15.25%       228.24%       212.63%
S&P 500(R) Index                               7.14%       24.61%       18.83%         8.16%       136.98%        87.74%
S&P Composite 1500 Information
   Technology Index                            8.45%       31.07%       18.66%        10.54%       135.24%       123.62%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                       69.58%
Consumer Discretionary                       24.79
Financials                                    4.27
Health Care                                   1.36
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Facebook, Inc., Class A                       8.27%
Amazon.com, Inc.                              8.21
Priceline Group (The), Inc.                   5.99
eBay, Inc.                                    5.90
Google, Inc., Class A                         5.06
Google, Inc., Class C                         4.98
salesforce.com, inc.                          4.67
Yahoo!, Inc.                                  4.37
Netflix, Inc.                                 4.07
LinkedIn Corp., Class A                       3.33
                                            -------
      Total                                  54.85%
                                            =======

-------------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 19, 2006 - JUNE 30, 2014

           First Trust Dow Jones      Dow Jones Internet        S&P 500(R)             S&P Composite 1500
            Internet Index Fund       Composite Index(SM)         Index           Information Technology Index
06/06             $10000                    $10000                $10000                     $10000
12/06              11285                     11315                 11554                      11574
06/07              12975                     13044                 12358                      12716
12/07              12545                     12651                 12189                      13360
06/08              11203                     11327                 10736                      11638
12/08               7023                      7114                  7679                       7629
06/09               9374                      9524                  7922                       9506
12/09              12587                     12825                  9711                      12286
06/10              11980                     12222                  9065                      11055
12/10              17197                     17603                 11174                      13776
06/11              18186                     18661                 11847                      14115
12/11              16209                     16702                 11410                      13930
06/12              17741                     18335                 12493                      15702
12/12              19590                     20315                 13236                      15985
06/13              22779                     23687                 15065                      17061
12/13              30050                     31357                 17523                      20620
06/14              29906                     31260                 18773                      22362

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        134              2               1             0
01/01/10 - 12/31/10        189              0               0             0
01/01/11 - 12/31/11        151              0               0             0
01/01/12 - 12/31/12        122              0               0             0
01/01/13 - 12/31/13        200              0               0             0
01/01/14 - 06/30/14         77              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        112              3               0             0
01/01/10 - 12/31/10         63              0               0             0
01/01/11 - 12/31/11        101              0               0             0
01/01/12 - 12/31/12        128              0               0             0
01/01/13 - 12/31/13         52              0               0             0
01/01/14 - 06/30/14         47              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(TM) (the "Index"). The Index is initially equally-weighted and is made up of the top 50 stocks out of the universe of the largest 500 U.S. companies included in the NASDAQ US Benchmark Index, ranked by one-year and three-year daily volatility. Companies with less than $1 billion in cash and short-term investments, companies with long-term debt divided by market capitalization greater than 30% and companies with return on equity less than 15% are excluded from the Index. The Index is reconstituted and rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NASDAQ. The first day of secondary market trading in shares of the Fund was July 11, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (7/6/06)         Ended       (7/6/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            5.58%       23.00%       18.20%         9.02%       130.71%        99.33%
Market Value                                   5.57%       23.25%       18.19%         9.04%       130.62%        99.62%

INDEX PERFORMANCE
The Capital Strength Index(TM)*                5.92%       23.87%         N/A           N/A          N/A            N/A
S&P 500 Value Index                            6.96%       21.98%       18.52%         6.18%       133.91%        61.45%
S&P 500(R) Index                               7.14%       24.61%       18.83%         7.83%       136.98%        82.55%
---------------------------------------------------------------------------------------------------------------------------

* On June 18, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered by HOLT(TM). On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength Index(TM). Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for any of the periods disclosed.

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Staples                             19.60%
Information Technology                       17.77
Industrials                                  17.59
Health Care                                  14.56
Financials                                   10.06
Energy                                        8.62
Consumer Discretionary                        7.88
Materials                                     3.92
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Covidien PLC                                  2.49%
Schlumberger Ltd.                             2.28
ConocoPhillips                                2.21
Intel Corp.                                   2.21
Hess Corp.                                    2.19
Nordstrom, Inc.                               2.16
Altria Group, Inc.                            2.11
Medtronic, Inc.                               2.10
U.S. Bancorp                                  2.08
Marsh & McLennan Cos., Inc.                   2.07
                                            -------
      Total                                  21.90%
                                            =======

-------------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust on behalf of the Fund. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN THE FUND.

The Capital Strength Index(TM) is the trademark (the "Mark") of the NASDAQ OMX Group ("NASDAQ OMX"). The Mark is licensed for use by First Trust Portfolios L.P. The Fund has not been passed on by NASDAQ OMX as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ OMX. The Fund should not be construed in any way as investment advice by NASDAQ OMX. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND OR THE CAPITAL STRENGTH INDEX(TM).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          JULY 6, 2006 - JUNE 30, 2014

               First Trust              S&P 500            S&P 500(R)
           Capital Strength ETF       Value Index             Index
07/06            $10000                  $10000              $10000
12/06             11074                   11294               11235
06/07             12444                   12126               12016
12/07             12210                   11519               11852
06/08             11253                    9671               10440
12/08              7665                    7002                7467
06/09              8640                    6903                7703
12/09             10686                    8484                9443
06/10              9880                    8034                8815
12/10             12185                    9765               10866
06/11             13144                   10276               11520
12/11             11827                    9718               11095
06/12             12469                   10585               12148
12/12             13890                   11436               12871
06/13             16203                   13235               14650
12/13             18876                   15093               17039
06/14             19929                   16143               18256

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        139              3               0             0
01/01/10 - 12/31/10        152              0               0             0
01/01/11 - 12/31/11        129              0               0             0
01/01/12 - 12/31/12        147              0               0             0
01/01/13 - 12/31/13        134              0               0             0
01/01/14 - 06/30/14         53              7               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        107              3               0             0
01/01/10 - 12/31/10        100              0               0             0
01/01/11 - 12/31/11        123              0               0             0
01/01/12 - 12/31/12        103              0               0             0
01/01/13 - 12/31/13        117              1               0             0
01/01/14 - 06/30/14         60              4               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis in February and August. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was December 7, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (12/5/06)        Ended       (12/5/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            5.04%       23.59%       16.25%         5.45%       112.30%        49.40%
Market Value                                   5.04%       23.59%       16.23%         5.45%       112.14%        49.42%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index          5.49%       24.62%       17.26%         6.33%       121.68%        59.10%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         6.95%       141.92%        66.29%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                       21.87%
Financials                                   18.04
Industrials                                  15.04
Consumer Discretionary                       12.51
Health Care                                   9.86
Utilities                                     8.43
Materials                                     7.10
Energy                                        3.74
Consumer Staples                              3.41
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Alcoa, Inc.                                   1.47%
Micron Technology, Inc.                       1.46
Southwest Airlines Co.                        1.44
Entergy Corp.                                 1.42
Delta Air Lines, Inc.                         1.41
Tata Motors Ltd., ADR                         1.38
Exelon Corp.                                  1.37
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                             1.35
Apple, Inc.                                   1.34
Corning, Inc.                                 1.29
                                            -------
      Total                                  13.93%
                                            =======

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        DECEMBER 5, 2006 - JUNE 30, 2014

           First Trust Value Line(R)      Value Line(R)
               Equity Allocation        Equity Allocation         Russell 3000(R)
                  Index Fund                  Index                    Index
12/5/06             $10000                   $10000                   $10000
12/06                 9890                     9897                    10008
06/07                10610                    10623                    10720
12/07                10350                    10398                    10522
06/08                 9470                     9551                     9360
12/08                 6681                     6772                     6597
06/09                 7037                     7177                     6874
12/09                 8962                     9192                     8466
06/10                 8831                     9104                     7954
12/10                10741                    11125                     9900
06/11                10976                    11405                    10529
12/11                 9714                    10132                    10001
06/12                 9883                    10350                    10933
12/12                10563                    11109                    11643
06/13                12087                    12764                    13280
12/13                14223                    15078                    15550
06/14                14940                    15906                    16629

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        110              3               0             0
01/01/10 - 12/31/10        156              0               0             0
01/01/11 - 12/31/11        146              1               0             0
01/01/12 - 12/31/12        124              1               0             0
01/01/13 - 12/31/13        140              0               0             0
01/01/14 - 06/30/14         78              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        138              1               0             0
01/01/10 - 12/31/10         95              1               0             0
01/01/11 - 12/31/11        105              0               0             0
01/01/12 - 12/31/12        122              3               0             0
01/01/13 - 12/31/13        104              8               0             0
01/01/14 - 06/30/14         40              6               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years  Inception    5 Years    10 Years   Inception
                                        Ended      Ended      Ended       Ended   (8/19/03)     Ended       Ended    (8/19/03)
                                       6/30/14    6/30/14    6/30/14     6/30/14  to 6/30/14   6/30/14     6/30/14  to 6/30/14

FUND PERFORMANCE
NAV                                     8.52%     20.60%     18.53%       9.28%      9.69%    133.95%     142.93%     173.15%
Market Value                            8.52%     20.71%     18.53%      10.99%      9.70%    133.93%     183.64%     173.39%

INDEX PERFORMANCE
Value Line(R) Dividend Index            9.02%     21.60%     19.51%        N/A        N/A     143.75%       N/A         N/A
S&P 500(R) Index                        7.14%     24.61%     18.83%       7.78%      8.57%    136.98%     111.59%     144.40%
Dow Jones U.S. Select
   Dividend Index(SM)                   9.86%     24.54%     21.58%       7.79%       N/A     165.60%     111.65%       N/A
------------------------------------------------------------------------------------------------------------------------------

      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (6/30/14) were 68.87% and 69.83% at NAV and Market Value, respectively. That compares to an Index return of 79.15% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (6/30/14) were 7.20% and 7.28% at NAV and Market Value, respectively. That compares to an Index return of 8.04% for the same period.

      NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Utilities                                    24.26%
Financials                                   14.14
Consumer Staples                             14.01
Industrials                                  10.96
Health Care                                  10.04
Information Technology                        9.03
Consumer Discretionary                        7.58
Energy                                        4.96
Materials                                     3.00
Telecommunication Services                    2.02
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
AbbVie, Inc.                                  0.53%
American States Water Co.                     0.53
MDU Resources Group, Inc.                     0.53
Public Service Enterprise Group, Inc.         0.52
Lowe's Cos., Inc.                             0.52
Integrys Energy Group, Inc.                   0.52
OGE Energy Corp.                              0.52
CenterPoint Energy, Inc.                      0.52
ALLETE, Inc.                                  0.52
Wisconsin Energy Corp.                        0.52
                                            -------
      Total                                   5.23%
                                            =======

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 31, 2003 - JUNE 30, 2014

         First Trust Value Line(R)      S&P 500(R)      Dow Jones U.S. Select
            Dividend Index Fund           Index          Dividend Index(SM)
12/03             $10000                  $10000               $10000
06/04              10595                   10345                10532
12/04              11877                   11089                11814
06/05              12238                   10999                12076
12/05              12660                   11633                12261
06/06              13388                   11948                12875
12/06              15205                   13471                14657
06/07              15614                   14409                15270
12/07              14686                   14211                13900
06/08              13256                   12518                10925
12/08              11136                    8954                 9595
06/09              11002                    9237                 8392
12/09              13317                   11323                10663
06/10              12934                   10570                10525
12/10              15459                   13030                12616
06/11              16716                   13814                13674
12/11              16855                   13304                14183
06/12              17922                   14567                15110
12/12              18738                   15434                15720
06/13              21341                   17567                17898
12/13              23717                   20432                20289
06/14              25739                   21891                22290

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        136              6               0             0
01/01/10 - 12/31/10        180              0               0             0
01/01/11 - 12/31/11        218              1               0             0
01/01/12 - 12/31/12        205              0               0             0
01/01/13 - 12/31/13        238              0               0             0
01/01/14 - 06/30/14        113              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        107              3               0             0
01/01/10 - 12/31/10         72              0               0             0
01/01/11 - 12/31/11         33              0               0             0
01/01/12 - 12/31/12         44              1               0             0
01/01/13 - 12/31/13         14              0               0             0
01/01/14 - 06/30/14         11              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                      CUMULATIVE
                                                                      TOTAL RETURNS                     TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years  Inception    5 Years   10 Years   Inception
                                        Ended      Ended      Ended       Ended   (6/12/03)     Ended      Ended    (6/12/03)
                                       6/30/14    6/30/14    6/30/14     6/30/14  to 6/30/14   6/30/14    6/30/14   to 6/30/14

FUND PERFORMANCE
NAV                                    10.82%     34.49%     18.59%       6.01%      6.70%    134.59%      79.18%     104.74%
Market Value                           10.70%     34.69%     18.58%       7.13%      6.69%    134.48%      99.07%     104.64%

INDEX PERFORMANCE
Value Line(R) 100 Index                11.33%     35.84%     19.72%        N/A        N/A     145.92%       N/A         N/A
Russell 3000(R)- Index                  6.94%     25.22%     19.33%       8.23%      9.02%    141.92%     120.49%     159.63%
------------------------------------------------------------------------------------------------------------------------------

      On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (6/30/14) were 24.28% and 24.22% at NAV and Market Value, respectively. That compares to an Index return of 31.96% for that same period. The average annual total returns for the period from the reorganization date (6/15/07) through period end (6/30/14) were 3.14% and 3.13% at NAV and Market Value, respectively. That compares to an Index return of 4.02% for the same period.

      NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVL Fund.


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Consumer Discretionary                       22.44%
Industrials                                  17.22
Energy                                       14.60
Information Technology                       13.96
Utilities                                     6.96
Materials                                     6.87
Financials                                    5.98
Health Care                                   4.81
Telecommunication Services                    4.33
Consumer Staples                              2.83
                                            -------
      Total                                 100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Amkor Technology, Inc.                        2.22%
Southwest Airlines Co.                        1.60
Goodyear Tire & Rubber (The) Co.              1.45
Level 3 Communications, Inc.                  1.44
Sanmina Corp.                                 1.42
Ultra Petroleum Corp.                         1.37
Piper Jaffray Cos., Inc.                      1.23
Avis Budget Group, Inc.                       1.22
ArcBest Corp.                                 1.21
Micron Technology, Inc.                       1.18
                                            -------
      Total                                  14.34%
                                            =======

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL) (CONTINUED)

       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 31, 2003 - JUNE 30, 2014

           First Trust Value Line(R)      Russell 3000(R)
            100 Exchange-Traded Fund           Index
12/03                $10000                   $10000
06/04                 10320                    10359
12/04                 11306                    11195
06/05                 11424                    11194
12/05                 12646                    11880
06/06                 12919                    12264
12/06                 13227                    13745
06/07                 14772                    14722
12/07                 15860                    14449
06/08                 14506                    12853
12/08                  8201                     9059
06/09                  7882                     9438
12/09                  9246                    11625
06/10                  9166                    10922
12/10                 11974                    13594
06/11                 12653                    14457
12/11                 11026                    13733
06/12                 11334                    15013
12/12                 11966                    15987
06/13                 13749                    18235
12/13                 16686                    21351
06/14                 18491                    22833

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         67              5               0             0
01/01/10 - 12/31/10        149              0               0             0
01/01/11 - 12/31/11        137              2               0             0
01/01/12 - 12/31/12         73              0               0             0
01/01/13 - 12/31/13        100              0               0             0
01/01/14 - 06/30/14         84              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        176              4               0             0
01/01/10 - 12/31/10        103              0               0             0
01/01/11 - 12/31/11        111              2               0             0
01/01/12 - 12/31/12        177              0               0             0
01/01/13 - 12/31/13        152              0               0             0
01/01/14 - 06/30/14         40              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)


As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUALIZED
                                                                                                 EXPENSE RATIO    EXPENSE PAID
                                                                BEGINNING          ENDING        BASED ON THE      DURING THE
                                                              ACCOUNT VALUE     ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                             JANUARY 1, 2014    JUNE 30, 2014     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
Actual                                                          $1,000.00         $  993.30          0.60%           $2.97
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
Actual                                                          $1,000.00         $1,102.90          0.45%           $2.35
Hypothetical (5% return before expenses)                        $1,000.00         $1,022.56          0.45%           $2.26

FIRST TRUST US IPO INDEX FUND (FPX)
Actual                                                          $1,000.00         $1,066.10          0.60%           $3.07
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
Actual                                                          $1,000.00         $1,191.00          0.58%           $3.15
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.92          0.58%           $2.91

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                                          $1,000.00         $ 995.20           0.54%           $2.67
Hypothetical (5% return before expenses)                        $1,000.00         $1,022.12          0.54%           $2.71

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                                          $1,000.00         $1,055.80          0.65%           $3.31
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.57          0.65%           $3.26

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUALIZED
                                                                                                 EXPENSE RATIO    EXPENSE PAID
                                                                BEGINNING          ENDING        BASED ON THE      DURING THE
                                                              ACCOUNT VALUE     ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                             JANUARY 1, 2014    JUNE 30, 2014     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
Actual                                                          $1,000.00         $1,050.40          0.70%           $3.56
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.32          0.70%           $3.51

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                                          $1,000.00         $1,085.20          0.70%           $3.62
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.32          0.70%           $3.51

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
Actual                                                          $1,000.00         $1,108.20          0.70%           $3.66
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.32          0.70%           $3.51


(a) These expense ratios reflect expense caps for all funds other than FDN and FBT. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2014 through June 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.7%
      8,885 Astronics Corp. (a)                $    501,558
      5,945 Ducommun, Inc. (a)                      155,343
     10,338 Engility Holdings, Inc. (a)             395,532
      2,889 National Presto Industries, Inc.        210,435
     31,721 TASER International, Inc. (a)           421,889
                                               ------------
                                                  1,684,757
                                               ------------
            AIR FREIGHT & LOGISTICS -- 1.1%
     30,214 Air Transport Services Group,
              Inc. (a)                              252,891
      8,437 Echo Global Logistics, Inc. (a)         161,737
      5,124 Park-Ohio Holdings Corp.                297,756
                                               ------------
                                                    712,384
                                               ------------
            AIRLINES -- 0.7%
     31,330 Hawaiian Holdings, Inc. (a)             429,534
                                               ------------
            AUTO COMPONENTS -- 1.8%
     20,772 Gentherm, Inc. (a)                      923,315
      8,290 Remy International, Inc.                193,572
                                               ------------
                                                  1,116,887
                                               ------------
            AUTOMOBILES -- 0.6%
     16,040 Winnebago Industries, Inc. (a)          403,887
                                               ------------
            BANKS -- 16.7%
      7,882 1st Source Corp.                        241,347
      2,925 Bank of Marin Bancorp                   133,351
      9,246 City Holding Co.                        417,180
     20,919 CoBiz Financial, Inc.                   225,298
      9,643 Community Trust Bancorp, Inc.           329,983
     13,311 Eagle Bancorp, Inc. (a)                 449,246
      9,027 Fidelity Southern Corp.                 117,261
     42,430 First Busey Corp.                       246,518
      8,448 First Community Bancshares, Inc.        121,060
      6,134 First Financial Corp.                   197,453
     21,214 First Merchants Corp.                   448,464
     16,926 Flushing Financial Corp.                347,829
     18,721 Hanmi Financial Corp.                   394,639
      8,368 Heartland Financial USA, Inc.           206,941
      9,768 Hudson Valley Holding Corp.             176,312
     20,296 Lakeland Bancorp, Inc.                  219,197
      9,737 Lakeland Financial Corp.                371,564
      7,598 Metro Bancorp, Inc. (a)                 175,666
      8,318 Pacific Premier Bancorp, Inc. (a)       117,201
     18,540 Renasant Corp.                          538,958
      7,105 Republic Bancorp, Inc., Class A         168,531
     14,757 Sandy Spring Bancorp, Inc.              367,597
      9,606 Simmons First National Corp.,
              Class A                               378,380
     14,205 South State Corp.                       866,505
     10,088 Southside Bancshares, Inc.              292,148
     46,273 Sterling Bancorp                        555,276
      8,116 Stock Yards Bancorp, Inc.               242,668
      8,994 Taylor Capital Group, Inc. (a)          192,292
      7,000 Tompkins Financial Corp.                337,260


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            BANKS (CONTINUED)
      7,881 TriCo Bancshares                   $    182,366
     27,248 Union Bankshares Corp.                  698,911
      8,347 Washington Trust Bancorp, Inc.          306,919
     40,097 Wilshire Bancorp, Inc.                  411,796
                                               ------------
                                                 10,476,117
                                               ------------
            BEVERAGES -- 0.3%
      2,724 Coca-Cola Bottling Co.
              Consolidated                          200,677
                                               ------------
            BUILDING PRODUCTS -- 1.2%
     25,681 Griffon Corp.                           318,445
      5,770 Patrick Industries, Inc. (a)            268,824
     18,638 PGT, Inc. (a)                           157,864
                                               ------------
                                                    745,133
                                               ------------
            CAPITAL MARKETS -- 1.8%
     11,244 Calamos Asset Management, Inc.,
              Class A                               150,557
      1,553 Diamond Hill Investment Group,
              Inc.                                  198,349
      4,781 FBR & Co. (a)                           129,709
     22,405 FXCM, Inc., Class A                     335,179
      8,332 INTL FCStone, Inc. (a)                  165,973
      8,037 Manning & Napier, Inc.                  138,719
                                               ------------
                                                  1,118,486
                                               ------------
            CHEMICALS -- 1.4%
     13,273 FutureFuel Corp.                        220,199
      5,562 Hawkins, Inc.                           206,573
     15,770 Landec Corp. (a)                        196,967
     27,890 OMNOVA Solutions, Inc. (a)              253,520
                                               ------------
                                                    877,259
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 3.1%
      9,104 CECO Environmental Corp.                141,931
     15,428 Ennis, Inc.                             235,431
     19,012 Kimball International, Inc.,
              Class B                               317,881
      7,339 Multi-Color Corp.                       293,633
     16,265 Performant Financial Corp. (a)          164,277
      9,715 SP Plus Corp. (a)                       207,804
     11,929 US Ecology, Inc.                        583,925
                                               ------------
                                                  1,944,882
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.3%
      9,162 Black Box Corp.                         214,757
      9,442 Comtech Telecommunications Corp.        352,470
     10,134 Oplink Communications, Inc. (a)         171,974
      3,385 TESSCO Technologies, Inc.               107,406
                                               ------------
                                                    846,607
                                               ------------
            CONSTRUCTION & ENGINEERING -- 1.5%
     22,146 Furmanite Corp. (a)                     257,779
     12,548 MYR Group, Inc. (a)                     317,841
      5,600 Northwest Pipe Co. (a)                  225,848


                        See Notes to Financial Statements                Page 25

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CONSTRUCTION & ENGINEERING
               (CONTINUED)
     15,038 Pike Corp. (a)                     $    134,741
                                               ------------
                                                    936,209
                                               ------------
            CONSTRUCTION MATERIALS -- 0.1%
      1,084 United States Lime & Minerals,
              Inc.                                   70,243
                                               ------------
            CONSUMER FINANCE -- 0.3%
      9,358 Consumer Portfolio Services,
              Inc. (a)                               71,308
      5,760 Regional Management Corp. (a)            89,107
                                               ------------
                                                    160,415
                                               ------------
            CONTAINERS & PACKAGING -- 0.5%
     15,435 Myers Industries, Inc.                  310,089
                                               ------------
            DISTRIBUTORS -- 0.2%
     11,655 VOXX International Corp. (a)            109,674
                                               ------------
            DIVERSIFIED CONSUMER SERVICES
              -- 1.7%
     10,291 American Public Education,
              Inc. (a)                              353,805
      6,443 Capella Education Co.                   350,435
      9,359 Carriage Services, Inc.                 160,320
     10,734 ITT Educational Services,
              Inc. (a)                              179,150
                                               ------------
                                                  1,043,710
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES
              -- 0.3%
      8,509 Gain Capital Holdings, Inc.              66,966
      5,633 Marlin Business Services Corp.          102,464
                                               ------------
                                                    169,430
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.9%
     22,064 Consolidated Communications
              Holdings, Inc.                        490,703
     18,583 General Communication, Inc.,
              Class A (a)                           205,900
     17,767 Inteliquent, Inc.                       246,428
     10,586 Lumos Networks Corp.                    153,179
     25,853 Premiere Global Services, Inc. (a)      345,138
    102,196 Vonage Holdings Corp. (a)               383,235
                                               ------------
                                                  1,824,583
                                               ------------
            ELECTRIC UTILITIES -- 0.4%
      7,601 Unitil Corp.                            257,142
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.7%
      5,448 Powell Industries, Inc.                 356,190
      1,777 Preformed Line Products Co.              95,656
                                               ------------
                                                    451,846
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.2%
      8,503 Badger Meter, Inc.                      447,683
     10,179 Electro Rent Corp.                      170,295
     17,367 Fabrinet (a)                            357,760
     10,149 FARO Technologies, Inc. (a)             498,519
     12,297 Park Electrochemical Corp.              346,898


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS (CONTINUED)
     10,185 PC Connection, Inc.                $    210,626
                                               ------------
                                                  2,031,781
                                               ------------
            ENERGY EQUIPMENT & SERVICES
              -- 3.8%
      4,748 Dawson Geophysical Co.                  136,030
     11,142 Era Group, Inc. (a)                     319,552
     15,554 Matrix Service Co. (a)                  510,016
      7,557 Mitcham Industries, Inc. (a)            105,647
      7,338 Natural Gas Services Group,
              Inc. (a)                              242,594
      7,654 PHI, Inc. (a)                           341,139
      6,209 RigNet, Inc. (a)                        334,168
     18,893 Tesco Corp.                             403,177
                                               ------------
                                                  2,392,323
                                               ------------
            FOOD & STAPLES RETAILING -- 1.6%
     10,765 Chefs' Warehouse (The), Inc. (a)        212,824
      6,299 Ingles Markets, Inc., Class A           165,979
     20,752 Roundy's, Inc.                          114,343
     22,213 SpartanNash Co.                         466,695
      2,935 Village Super Market, Inc.,
              Class A                                69,354
                                               ------------
                                                  1,029,195
                                               ------------
            FOOD PRODUCTS -- 0.6%
      8,167 Calavo Growers, Inc.                    276,289
      4,178 Seneca Foods Corp., Class A (a)         127,847
                                               ------------
                                                    404,136
                                               ------------
            GAS UTILITIES -- 0.7%
      5,713 Chesapeake Utilities Corp.              407,508
                                               ------------
            HEALTH CARE EQUIPMENT &
             SUPPLIES -- 3.0%
     15,016 AngioDynamics, Inc. (a)                 245,211
      6,964 Anika Therapeutics, Inc. (a)            322,642
     11,434 Cynosure, Inc., Class A (a)             242,973
     24,040 Merit Medical Systems, Inc. (a)         363,004
     17,035 Natus Medical, Inc. (a)                 428,260
      6,569 PhotoMedex, Inc. (a)                     80,470
      9,177 Vascular Solutions, Inc. (a)            203,638
                                               ------------
                                                  1,886,198
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
              -- 4.6%
      3,418 Addus HomeCare Corp. (a)                 76,837
     19,323 Amedisys, Inc. (a)                      323,467
     27,382 AMN Healthcare Services, Inc. (a)       336,799
     25,192 Five Star Quality Care, Inc. (a)        126,212
     17,139 Gentiva Health Services, Inc. (a)       258,113
      7,227 LHC Group, Inc. (a)                     154,441
      5,192 National Healthcare Corp.               292,258
     17,662 PharMerica Corp. (a)                    504,957
      6,577 Providence Service Corp. (a)            240,652
     12,004 Skilled Healthcare Group, Inc.,
              Class A (a)                            75,505
     13,175 Triple-S Management Corp.,
              Class B (a)                           236,228


Page 26                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
      7,192 U.S. Physical Therapy, Inc.        $    245,894
                                               ------------
                                                  2,871,363
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.6%
      6,180 Computer Programs & Systems, Inc.       393,048
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
              -- 3.4%
        861 Biglari Holdings, Inc. (a)              364,177
     10,267 Bravo Brio Restaurant Group,
              Inc. (a)                              160,268
     14,446 Del Frisco's Restaurant Group,
              Inc. (a)                              398,132
     51,283 Denny's Corp. (a)                       334,365
      6,333 Einstein Noah Restaurant Group,
              Inc.                                  101,708
      4,154 Ignite Restaurant Group, Inc. (a)        60,482
     10,670 Marcus (The) Corp.                      194,728
      5,791 Monarch Casino & Resort, Inc. (a)        87,676
      1,812 Nathan's Famous, Inc. (a)                98,192
     21,215 Ruth's Hospitality Group, Inc.          262,005
     12,866 Town Sports International
              Holdings, Inc.                         85,559
                                               ------------
                                                  2,147,292
                                               ------------
            HOUSEHOLD DURABLES -- 1.3%
     12,648 Libbey, Inc. (a)                        336,943
      9,371 Universal Electronics, Inc. (a)         458,054
                                               ------------
                                                    794,997
                                               ------------
            HOUSEHOLD PRODUCTS -- 0.2%
      3,661 Orchids Paper Products Co.              117,298
                                               ------------
            INSURANCE -- 2.4%
     10,997 AMERISAFE, Inc.                         447,248
      5,872 HCI Group, Inc.                         238,403
     27,433 Meadowbrook Insurance Group, Inc.       197,243
     12,714 United Fire Group, Inc.                 372,775
     17,111 Universal Insurance Holdings, Inc.      221,930
                                               ------------
                                                  1,477,599
                                               ------------
            INTERNET & CATALOG RETAIL -- 0.4%
     13,987 1-800-FLOWERS.COM, Inc.,
              Class A (a)                            81,124
     11,889 PetMed Express, Inc.                    160,264
                                               ------------
                                                    241,388
                                               ------------
            INTERNET SOFTWARE & SERVICES
              -- 1.0%
     20,351 Perficient, Inc. (a)                    396,234
      4,342 Travelzoo, Inc. (a)                      84,018
     14,583 XO Group, Inc. (a)                      178,204
                                               ------------
                                                    658,456
                                               ------------
            IT SERVICES -- 1.9%
      8,233 Computer Task Group, Inc.               135,515
     11,657 Datalink Corp. (a)                      116,570


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
     38,769 Global Cash Access Holdings,
              Inc. (a)                         $    345,044
     19,324 Higher One Holdings, Inc. (a)            73,625
     15,319 Virtusa Corp. (a)                       548,420
                                               ------------
                                                  1,219,174
                                               ------------
            LEISURE PRODUCTS -- 0.3%
     16,897 Nautilus, Inc. (a)                      187,388
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
              -- 1.0%
     11,244 Albany Molecular Research,
              Inc. (a)                              226,229
     18,032 Cambrex Corp. (a)                       373,263
                                               ------------
                                                    599,492
                                               ------------
            MACHINERY -- 7.1%
      4,359 Alamo Group, Inc.                       235,778
     15,939 Altra Industrial Motion Corp.           580,020
     10,752 Columbus McKinnon Corp.                 290,842
      7,801 Dynamic Materials Corp.                 172,636
     37,028 Federal Signal Corp.                    542,460
      5,932 Graham Corp.                            206,493
     13,971 Greenbrier (The) Cos., Inc. (a)         804,730
     16,129 John Bean Technologies Corp.            499,838
      6,581 Kadant, Inc.                            253,039
      5,723 L.B. Foster Co., Class A                309,729
     10,020 Lydall, Inc. (a)                        274,247
     10,452 NN, Inc.                                267,362
                                               ------------
                                                  4,437,174
                                               ------------
            MEDIA -- 1.6%
     38,895 Entravision Communications
              Corp., Class A                        241,927
     27,531 Gray Television, Inc. (a)               361,482
     25,879 Harte-Hanks, Inc.                       186,070
     23,393 Journal Communications, Inc.,
              Class A (a)                           207,496
                                               ------------
                                                    996,975
                                               ------------
            METALS & MINING -- 1.4%
      7,304 Haynes International, Inc.              413,333
     12,127 Materion Corp.                          448,578
                                               ------------
                                                    861,911
                                               ------------
            MULTILINE RETAIL -- 0.5%
     20,153 Fred's, Inc., Class A                   308,139
      5,255 Gordmans Stores, Inc.                    22,597
                                               ------------
                                                    330,736
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
              0.6%
      1,242 Adams Resources & Energy, Inc.           97,038
     41,196 Warren Resources, Inc. (a)              255,415
                                               ------------
                                                    352,453
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.8%
      9,752 Neenah Paper, Inc.                      518,319
                                               ------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PERSONAL PRODUCTS -- 0.5%
     61,067 Lifevantage Corp. (a)              $     87,936
      7,114 Medifast, Inc. (a)                      216,337
                                               ------------
                                                    304,273
                                               ------------
            PROFESSIONAL SERVICES -- 3.9%
     23,007 CBIZ, Inc. (a)                          207,753
      8,288 Franklin Covey Co. (a)                  166,838
     11,283 GP Strategies Corp. (a)                 292,004
     11,744 ICF International, Inc. (a)             415,268
     16,868 Kforce, Inc.                            365,192
     28,942 Navigant Consulting, Inc. (a)           505,038
     22,821 Resources Connection, Inc.              299,183
      2,429 VSE Corp.                               170,807
                                               ------------
                                                  2,422,083
                                               ------------
            ROAD & RAIL -- 0.9%
     12,847 Celadon Group, Inc.                     273,898
     13,945 Marten Transport Ltd.                   311,671
                                               ------------
                                                    585,569
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.3%
      5,796 Audience, Inc. (a)                       69,320
     26,605 Micrel, Inc.                            300,104
     36,308 Photronics, Inc. (a)                    312,249
     17,338 Ultra Clean Holdings, Inc. (a)          156,909
                                               ------------
                                                    838,582
                                               ------------
            SOFTWARE -- 0.7%
     18,282 EPIQ Systems, Inc.                      256,862
      3,597 ePlus, Inc. (a)                         209,346
                                               ------------
                                                    466,208
                                               ------------
            SPECIALTY RETAIL -- 2.1%
      4,630 America's Car-Mart, Inc. (a)            183,117
     10,553 Big 5 Sporting Goods Corp.              129,485
      9,102 Body Central Corp. (a)                    8,069
      7,264 Destination Maternity Corp.             165,401
     24,893 Destination XL Group, Inc. (a)          137,160
      8,044 hhgregg, Inc. (a)                        81,808
      8,863 Kirkland's, Inc. (a)                    164,409
      8,525 Shoe Carnival, Inc.                     176,041
     16,593 Stein Mart, Inc.                        230,477
      5,936 Tilly's, Inc., Class A (a)               47,725
                                               ------------
                                                  1,323,692
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
              -- 0.7%
      4,833 Culp, Inc.                               84,143
      7,312 Perry Ellis International,
              Inc. (a)                              127,521
      8,349 Unifi, Inc. (a)                         229,848
                                               ------------
                                                    441,512
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
              3.8%
     14,785 Berkshire Hills Bancorp, Inc.           343,308
     41,578 Brookline Bancorp, Inc.                 389,586
     17,364 Dime Community Bancshares, Inc.         274,177


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE
              (CONTINUED)
      5,691 First Defiance Financial Corp.     $    163,332
      4,887 Territorial Bancorp, Inc.               102,041
     55,746 TrustCo Bank Corp.                      372,383
     28,070 United Financial Bancorp, Inc.          380,348
      4,776 WSFS Financial Corp.                    351,848
                                               ------------
                                                  2,377,023
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
              -- 0.7%
     15,903 Aceto Corp.                             288,480
     10,460 Houston Wire & Cable Co.                129,809
                                               ------------
                                                    418,289
                                               ------------
            WATER UTILITIES -- 1.0%
      6,525 Connecticut Water Service, Inc.         221,002
      9,414 Middlesex Water Co.                     199,388
      7,733 SJW Corp.                               210,338
                                               ------------
                                                    630,728
                                               ------------
            WIRELESS TELECOMMUNICATION
              SERVICES -- 1.1%
      9,059 NTELOS Holdings Corp.                   112,875
     13,338 Shenandoah Telecommunications
               Co.                                  406,275
     12,757 Spok Holdings, Inc.                     196,458
                                               ------------
                                                    715,608
                                               ------------
            TOTAL INVESTMENTS -- 100.0%          62,769,722
            (Cost $53,692,571) (b)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     4,767
                                               ------------
            NET ASSETS -- 100.0%               $ 62,774,489
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,219,656 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,142,505.


Page 28                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $  62,769,722   $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 29

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 1.9%
     87,446 Lockheed Martin Corp.              $ 14,055,196
                                               ------------
            BANKS -- 0.9%
     13,849 Bank of Hawaii Corp.                    812,798
     62,972 F.N.B. Corp.                            807,301
     53,572 FirstMerit Corp.                      1,058,047
     42,034 National Penn Bancshares, Inc.          444,720
     31,261 Old National Bancorp                    446,407
      6,295 Park National Corp.                     485,974
     58,276 Susquehanna Bancshares, Inc.            615,394
     25,606 Trustmark Corp.                         632,212
     37,993 Umpqua Holdings Corp.                   680,835
     25,495 United Bankshares, Inc.                 824,253
                                               ------------
                                                  6,807,941
                                               ------------
            CAPITAL MARKETS -- 0.1%
     31,715 Federated Investors, Inc., Class B      980,628
                                               ------------
            CHEMICALS -- 0.0%
      8,033 Kronos Worldwide, Inc.                  125,877
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.2%
    127,820 R.R. Donnelley & Sons Co.             2,167,827
    147,311 Waste Management, Inc.                6,589,221
                                               ------------
                                                  8,757,048
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 18.8%
  2,117,431 AT&T, Inc.                           74,872,360
  1,388,680 Verizon Communications, Inc.         67,948,113
                                               ------------
                                                142,820,473
                                               ------------
            ELECTRIC UTILITIES -- 12.5%
     15,378 ALLETE, Inc.                            789,660
    186,021 American Electric Power Co., Inc.    10,374,391
    317,076 Duke Energy Corp.                    23,523,868
     76,698 Entergy Corp.                         6,296,139
     56,671 Great Plains Energy, Inc.             1,522,750
     52,116 Hawaiian Electric Industries, Inc.    1,319,577
    111,071 Northeast Utilities                   5,250,326
     15,306 Otter Tail Corp.                        463,619
     99,451 Pepco Holdings, Inc.                  2,732,914
     46,537 Pinnacle West Capital Corp.           2,691,700
     26,293 Portland General Electric Co.           911,578
    279,157 PPL Corp.                             9,918,448
    433,453 Southern (The) Co.                   19,670,097
     26,899 UIL Holdings Corp.                    1,041,260
     50,734 Westar Energy, Inc.                   1,937,532
    196,824 Xcel Energy, Inc.                     6,343,638
                                               ------------
                                                 94,787,497
                                               ------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.5%
    134,784 Ensco PLC, Class A                    7,489,947
    119,923 Noble Corp. PLC                       4,024,616
                                               ------------
                                                 11,514,563
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FOOD PRODUCTS -- 0.1%
     21,763 B&G Foods, Inc.                    $    711,432
      5,118 Cal-Maine Foods, Inc.                   380,370
                                               ------------
                                                  1,091,802
                                               ------------
            GAS UTILITIES -- 0.8%
     44,414 AGL Resources, Inc.                   2,444,102
     11,490 Laclede Group (The), Inc.               557,840
     11,136 Northwest Natural Gas Co.               525,062
     27,828 Piedmont Natural Gas Co., Inc.        1,041,046
     10,879 South Jersey Industries, Inc.           657,200
     22,299 WGL Holdings, Inc.                      961,087
                                               ------------
                                                  6,186,337
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 0.5%
     57,403 Darden Restaurants, Inc.              2,656,037
     75,560 International Game Technology         1,202,159
                                               ------------
                                                  3,858,196
                                               ------------
            HOUSEHOLD DURABLES -- 0.5%
     49,746 Leggett & Platt, Inc.                 1,705,293
     13,393 M.D.C. Holdings, Inc.                   405,674
     16,415 Tupperware Brands Corp.               1,373,935
                                               ------------
                                                  3,484,902
                                               ------------
            INSURANCE -- 0.9%
     52,996 Cincinnati Financial Corp.            2,545,928
      8,343 Erie Indemnity Co., Class A             627,894
     19,144 Mercury General Corp.                   900,534
    104,255 Old Republic International Corp.      1,724,377
     12,083 OneBeacon Insurance Group Ltd.,
               Class A                              187,770
     29,871 Validus Holdings Ltd.                 1,142,267
                                               ------------
                                                  7,128,770
                                               ------------
            IT SERVICES -- 0.6%
    110,948 Paychex, Inc.                         4,610,999
                                               ------------
            LEISURE PRODUCTS -- 0.7%
    133,316 Mattel, Inc.                          5,195,325
      6,148 Sturm, Ruger & Co., Inc.                362,793
                                               ------------
                                                  5,558,118
                                               ------------
            MEDIA -- 0.4%
     74,297 Cablevision Systems Corp.,
               Class A                            1,311,342
     14,471 Meredith Corp.                          699,818
     34,624 Regal Entertainment Group,
               Class A                              730,566
                                               ------------
                                                  2,741,726
                                               ------------
            METALS & MINING -- 1.8%
    381,506 Freeport-McMoRan Copper &
               Gold, Inc.                        13,924,969
                                               ------------
            MULTI-UTILITIES -- 9.6%
     39,577 Alliant Energy Corp.                  2,408,656
    102,061 Ameren Corp.                          4,172,254
     24,780 Avista Corp.                            830,626
    171,387 CenterPoint Energy, Inc.              4,377,224
     98,241 CMS Energy Corp.                      3,060,207
    135,161 Consolidated Edison, Inc.             7,804,196


Page 30                 See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
    206,449 Dominion Resources, Inc.           $ 14,765,232
     62,622 DTE Energy Co.                        4,876,375
     38,115 Integrys Energy Group, Inc.           2,711,120
     12,942 NorthWestern Corp.                      675,443
    180,278 PG&E Corp.                            8,656,949
    199,091 Public Service Enterprise Group,
               Inc.                               8,120,922
     58,917 SCANA Corp.                           3,170,324
    104,868 TECO Energy, Inc.                     1,937,961
     30,147 Vectren Corp.                         1,281,247
     79,054 Wisconsin Energy Corp.                3,709,214
                                               ------------
                                                 72,557,950
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 14.8%
    516,473 Chevron Corp.                        67,425,550
    413,622 ConocoPhillips                       35,459,814
    218,751 Spectra Energy Corp.                  9,292,543
                                               ------------
                                                112,177,907
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.1%
     10,391 Schweitzer-Mauduit International,
               Inc.                                 453,671
                                               ------------
            PHARMACEUTICALS -- 10.0%
    325,288 Eli Lilly & Co.                      20,223,155
  1,862,175 Pfizer, Inc.                         55,269,354
                                               ------------
                                                 75,492,509
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 0.5%
  1,157,993 Chimera Investment Corp.              3,693,998
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 6.1%
  1,464,529 Intel Corp.                          45,253,946
     40,680 Intersil Corp., Class A                 608,166
                                               ------------
                                                 45,862,112
                                               ------------
            SOFTWARE -- 0.4%
    112,282 CA, Inc.                              3,226,985
                                               ------------
            SPECIALTY RETAIL -- 0.6%
     75,457 American Eagle Outfitters, Inc.         846,628
     20,788 Guess?, Inc.                            561,276
    282,624 Staples, Inc.                         3,063,644
                                               ------------
                                                  4,471,548
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 1.0%
    280,137 New York Community Bancorp,
               Inc.                               4,476,589
     36,419 Northwest Bancshares, Inc.              494,206
    137,743 People's United Financial, Inc.       2,089,561
     18,234 Provident Financial Services, Inc.      315,813
                                               ------------
                                                  7,376,169
                                               ------------
            TOBACCO -- 13.5%
    862,590 Altria Group, Inc.                   36,177,025
    147,813 Lorillard, Inc.                       9,012,159
    570,423 Philip Morris International, Inc.    48,092,363


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOBACCO (CONTINUED)
    140,246 Reynolds American, Inc.            $  8,463,846
      8,509 Universal Corp.                         470,973
                                               ------------
                                                102,216,366
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.1%
     22,283 TAL International Group, Inc.           988,474
                                               ------------
            TOTAL INVESTMENTS -- 99.9%          756,952,731
            (Cost $688,727,500) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                  724,565
                                               ------------
            NET ASSETS -- 100.0%               $757,677,296
                                               ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $74,950,335 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,725,104.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $ 756,952,731   $    --      $    --
                      =====================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 31

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.8%
     93,357 Exelis, Inc.                       $  1,585,202
     24,185 Huntington Ingalls Industries,
               Inc.                               2,287,659
                                               ------------
                                                  3,872,861
                                               ------------
            AIRLINES -- 0.5%
     35,825 Spirit Airlines, Inc. (a)             2,265,573
                                               ------------
            AUTO COMPONENTS -- 2.1%
    149,551 Delphi Automotive PLC                10,280,136
                                               ------------
            AUTOMOBILES -- 8.9%
    789,813 General Motors Co.                   28,670,212
     61,113 Tesla Motors, Inc. (a) (b)           14,670,787
                                               ------------
                                                 43,340,999
                                               ------------
            BANKS -- 1.1%
     50,060 BankUnited, Inc.                      1,676,009
     65,202 First Republic Bank                   3,585,458
                                               ------------
                                                  5,261,467
                                               ------------
            BUILDING PRODUCTS -- 0.6%
     47,540 Allegion PLC                          2,694,567
                                               ------------
            CAPITAL MARKETS -- 1.1%
     73,431 Apollo Global Management LLC,
               Class A (c)                        2,035,507
     31,565 Carlyle Group L.P. (The) (c)          1,071,948
     49,524 LPL Financial Holdings, Inc.          2,463,324
                                               ------------
                                                  5,570,779
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.3%
     85,814 ADT (The) Corp. (b)                   2,998,341
     68,849 KAR Auction Services, Inc.            2,194,218
     41,342 West Corp.                            1,107,965
                                               ------------
                                                  6,300,524
                                               ------------
            COMMUNICATIONS EQUIPMENT
               -- 1.5%
     91,720 CommScope Holding Co., Inc. (a)       2,121,484
     37,960 Palo Alto Networks, Inc. (a)          3,182,946
     43,234 Ubiquiti Networks, Inc. (a) (b)       1,953,744
                                               ------------
                                                  7,258,174
                                               ------------
            CONSUMER FINANCE -- 2.6%
    236,280 Ally Financial, Inc. (a)              5,649,455
    208,194 Navient Corp.                         3,687,115
    171,768 Santander Consumer USA
               Holdings, Inc.                     3,339,170
                                               ------------
                                                 12,675,740
                                               ------------
            CONTAINERS & PACKAGING -- 0.3%
     57,849 Berry Plastics Group, Inc. (a)        1,492,504
                                               ------------
            DIVERSIFIED CONSUMER SERVICES
               -- 0.6%
     32,329 Bright Horizons Family Solutions,
               Inc. (a)                           1,388,207


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     68,946 Houghton Mifflin Harcourt Co. (a)  $  1,321,006
                                               ------------
                                                  2,709,213
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.4%
     42,345 CBOE Holdings, Inc.                   2,083,798
    125,068 Voya Financial, Inc.                  4,544,971
                                               ------------
                                                  6,628,769
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.4%
     54,315 Babcock & Wilcox (The) Co.            1,763,065
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.8%
     84,724 CDW Corp.                             2,701,001
     41,878 Knowles Corp. (a)                     1,287,330
                                               ------------
                                                  3,988,331
                                               ------------
            ENERGY EQUIPMENT & SERVICES
               -- 0.3%
     45,888 Forum Energy Technologies,
               Inc. (a)                           1,671,700
                                               ------------
            FOOD PRODUCTS -- 4.6%
    293,180 Kraft Foods Group, Inc.              17,576,141
     57,767 Pinnacle Foods, Inc.                  1,900,534
     85,635 WhiteWave Foods (The) Co. (a)         2,772,005
                                               ------------
                                                 22,248,680
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.2%
     32,438 Globus Medical, Inc., Class A (a)       775,917
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.2%
     89,205 Envision Healthcare Holdings,
               Inc. (a)                           3,203,352
    218,967 HCA Holdings, Inc. (a)               12,345,359
                                               ------------
                                                 15,548,711
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.9%
    163,468 IMS Health Holdings, Inc. (a)         4,197,858
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 6.3%
    113,854 Aramark                               2,946,542
     61,844 Bloomin' Brands, Inc. (a)             1,387,161
    173,324 Burger King Worldwide, Inc.           4,717,879
     67,412 Caesars Entertainment
               Corp. (a) (b)                      1,218,809
     52,374 Dunkin' Brands Group, Inc.            2,399,253
    484,911 Hilton Worldwide Holdings,
               Inc. (a)                          11,298,426
     63,871 La Quinta Holdings, Inc. (a)          1,222,491
     16,962 Marriott Vacations Worldwide
               Corp. (a)                            994,482
    101,077 Norwegian Cruise Line Holdings
               Ltd. (a)                           3,204,141
     44,325 SeaWorld Entertainment, Inc.          1,255,727
                                               ------------
                                                 30,644,911
                                               ------------

Page 32                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 0.3%
     52,274 First American Financial Corp.     $  1,452,694
                                               ------------
            INTERNET & CATALOG RETAIL -- 1.4%
     63,951 TripAdvisor, Inc. (a)                 6,948,916
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 12.5%
    744,205 Facebook, Inc., Class A (a)          50,077,554
     38,809 GrubHub, Inc. (a) (b)                 1,374,227
     86,185 Pandora Media, Inc. (a)               2,542,458
     54,174 Twitter, Inc. (a)                     2,219,509
     29,409 Yelp, Inc. (a)                        2,255,082
     16,527 Zillow, Inc., Class A (a) (b)         2,362,204
                                               ------------
                                                 60,831,034
                                               ------------
            IT SERVICES -- 2.4%
     70,646 Booz Allen Hamilton Holding Corp.     1,500,521
     40,620 FleetCor Technologies, Inc. (a)       5,353,716
    130,279 Sabre Corp. (a)                       2,612,094
     71,931 Vantiv, Inc., Class A (a)             2,418,320
                                               ------------
                                                 11,884,651
                                               ------------
            LIFE SCIENCES TOOL & SERVICES
               -- 0.7%
     64,094 Quintiles Transnational Holdings,
               Inc. (a)                           3,415,569
                                               ------------
            MACHINERY -- 1.6%
     86,884 Allison Transmission Holdings,
               Inc.                               2,702,092
     49,848 Rexnord Corp. (a)                     1,403,221
     90,508 Xylem, Inc.                           3,537,053
                                               ------------
                                                  7,642,366
                                               ------------
            MEDIA -- 2.9%
     29,841 AMC Networks, Inc., Class A (a)       1,834,923
     59,098 CBS Outdoor Americas, Inc.            1,931,323
     51,440 Liberty Media Corp., Class A (a)      7,030,819
    186,847 News Corp., Class A (a)               3,352,035
                                               ------------
                                                 14,149,100
                                               ------------
            METALS & MINING -- 0.3%
     51,249 Constellium N.V., Class A (a)         1,643,043
                                               ------------
            MULTILINE RETAIL -- 0.2%
     36,477 Burlington Stores, Inc. (a)           1,162,157
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 14.3%
    129,056 Antero Resources Corp. (a)            8,469,945
    506,232 Kinder Morgan, Inc.                  18,355,972
    190,885 Kosmos Energy Ltd. (a)                2,143,639
     70,767 Laredo Petroleum, Inc. (a)            2,192,362
    142,148 Marathon Petroleum Corp.             11,097,495
     49,827 Oasis Petroleum, Inc. (a)             2,784,831
    278,672 Phillips 66                          22,413,589
     63,143 Rice Energy, Inc. (a)                 1,922,704
                                               ------------
                                                 69,380,537
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PERSONAL PRODUCTS -- 0.7%
    186,863 Coty, Inc., Class A                $  3,200,963
                                               ------------
            PHARMACEUTICALS -- 11.5%
    783,089 AbbVie, Inc.                         44,197,543
     28,799 Mallinckrodt PLC (a) (b)              2,304,496
     17,560 Pacira Pharmaceuticals, Inc. (a)      1,613,062
    246,745 Zoetis, Inc.                          7,962,461
                                               ------------
                                                 56,077,562
                                               ------------
            PROFESSIONAL SERVICES -- 2.0%
    186,611 Nielsen N.V.                          9,033,839
     34,005 TriNet Group, Inc. (a)                  818,500
                                               ------------
                                                  9,852,339
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 0.4%
     54,628 Gaming and Leisure Properties,
               Inc.                               1,855,713
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.6%
     19,517 Howard Hughes (The) Corp. (a)         3,080,368
                                               ------------
            ROAD & RAIL -- 0.2%
     43,712 Swift Transportation Co. (a)          1,102,854
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.4%
    144,456 Freescale Semiconductor Ltd. (a)      3,394,716
    123,984 NXP Semiconductors N.V. (a)           8,205,261
                                               ------------
                                                 11,599,977
                                               ------------
            SOFTWARE -- 1.5%
     68,949 ServiceNow, Inc. (a)                  4,272,080
     54,174 Splunk, Inc. (a)                      2,997,447
                                               ------------
                                                  7,269,527
                                               ------------
            SPECIALTY RETAIL -- 0.9%
     37,243 CST Brands, Inc.                      1,284,883
     23,027 Murphy USA, Inc. (a)                  1,125,790
     19,391 Restoration Hardware Holdings,
               Inc. (a)                           1,804,333
                                               ------------
                                                  4,215,006
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.7%
     96,036 Michael Kors Holdings Ltd. (a)        8,513,591
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               0.2%
     60,449 EverBank Financial Corp.              1,218,652
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.8%
     50,193 Air Lease Corp.                       1,936,446
     94,598 HD Supply Holdings, Inc. (a)          2,685,637
     50,208 MRC Global, Inc. (a)                  1,420,385
     70,948 NOW, Inc. (a)                         2,569,027
                                               ------------
                                                  8,611,495
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       486,298,593
            (Cost $430,163,090)


                        See Notes to Financial Statements                Page 33

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MONEY MARKET FUNDS -- 2.6%
 12,493,993 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                  $ 12,493,993
            (Cost $12,493,993)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 1.2%
$ 5,562,167 JPMorgan Chase & Co., 0.06% (d),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $5,562,176 Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $5,678,753. (e)                    5,562,167
             (Cost $5,562,167)                 ------------

            TOTAL INVESTMENTS -- 103.8%         504,354,753
            (Cost $448,219,250) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (3.8)%            (18,260,955)
                                               ------------
            NET ASSETS -- 100.0%               $486,093,798
                                               ============

(a)   Non-income producing security.
(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $17,683,779 and the total value of the collateral held by the Fund is $18,056,160.
(c)   Master Limited Partnership ("MLP").
(d)   Interest rate shown reflects yield as of June 30, 2014.
(e)   This security serves as collateral for securities on loan.
(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $61,141,194 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,005,691.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $486,298,593   $       --      $  --
Money Market Funds     12,493,993           --         --
Repurchase
   Agreements                  --    5,562,167         --
                     --------------------------------------
Total Investments    $498,792,586   $5,562,167      $  --
                     ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 34                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(1)                      $    17,683,779
Non-cash Collateral(2)                                (17,683,779)
                                                  ---------------
Net Amount                                        $            --
                                                  ===============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
-----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(3)                      $     5,562,167
Non-cash Collateral(4)                                 (5,562,167)
                                                  ---------------
Net Amount                                        $            --
                                                  ===============


(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS  -- 99.2%
            BIOTECHNOLOGY -- 78.3%
    384,710 Alexion Pharmaceuticals,
               Inc. (a)                      $   60,110,938
    499,321 Amgen, Inc.                          59,104,627
    198,292 Biogen Idec, Inc. (a)                62,523,451
    947,273 BioMarin Pharmaceutical,
               Inc. (a)                          58,929,853
    746,074 Celgene Corp. (a)                    64,072,835
  1,202,871 Cepheid, Inc. (a)                    57,665,636
  4,491,304 Exact Sciences Corp. (a) (b)         76,486,907
    770,424 Gilead Sciences, Inc. (a)            63,875,854
  4,121,730 ImmunoGen, Inc. (a) (b)              48,842,501
  1,294,437 Incyte Corp. (a)                     73,058,024
  2,038,138 InterMune, Inc. (a)                  89,983,793
  1,519,058 Myriad Genetics, Inc. (a) (b)        59,121,737
    642,279 Pharmacyclics, Inc. (a)              57,618,849
    194,326 Regeneron Pharmaceuticals,
               Inc. (a)                          54,891,265
    599,452 United Therapeutics Corp. (a)        53,045,507
    898,533 Vertex Pharmaceuticals, Inc. (a)     85,073,104
                                             --------------
                                              1,024,404,881
                                             --------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 15.8%
    425,542 Illumina, Inc. (a)                   75,976,268
  2,806,244 QIAGEN N.V. (a)                      68,612,666
    671,917 Techne Corp.                         62,199,357
                                               ------------
                                                206,788,291
                                               ------------
            PHARMACEUTICALS -- 5.1%
  5,256,759 Nektar Therapeutics (a)              67,391,651
                                             --------------
            TOTAL COMMON STOCKS -- 99.2%      1,298,584,823
            (Cost $1,019,807,278)

            MONEY MARKET FUNDS -- 5.4%
 70,247,720 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    70,247,720
            (Cost $70,247,720)

 PRINCIPAL
   VALUE
-----------

             REPURCHASE AGREEMENTS -- 2.4%
$31,273,394 JPMorgan Chase & Co., 0.06% (c),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $31,273,446. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $31,928,900. (d)                  31,273,394
                                             --------------
             (Cost $31,273,394)

             TOTAL INVESTMENTS -- 107.0%      1,400,105,937
             (Cost $1,121,328,392) (e)
             NET OTHER ASSETS AND
               LIABILITIES -- (7.0)%            (91,145,920)
                                             --------------
             NET ASSETS -- 100.0%            $1,308,960,017
                                             ==============

(a)   Non-income producing security.
(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $99,295,357 and the total value of the collateral held by the Fund is $101,521,114.
(c)   Interest rate shown reflects yield as of June 30, 2014.
(d)   This security serves as collateral for securities on loan.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $313,801,334 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,023,789.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*     $1,298,584,823   $        --   $      --
Money Market Funds     70,247,720            --          --
Repurchase
   Agreements                  --    31,273,394          --
                   ----------------------------------------
Total Investments  $1,368,832,543   $31,273,394   $      --
                   ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 36                 See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(1)                      $   99,295,357
Non-cash Collateral(2)                               (99,295,357)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(3)                      $   31,273,394
Non-cash Collateral(4)                               (31,273,394)
                                                  --------------
Net Amount                                        $           --
                                                  ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 4.3%
  1,783,446 E*TRADE Financial Corp. (a)      $   37,916,062
  1,329,082 TD Ameritrade Holding Corp.          41,666,721
                                             --------------
                                                 79,582,783
                                             --------------
            COMMUNICATIONS EQUIPMENT
               -- 4.4%
  2,054,972 Juniper Networks, Inc. (a)           50,429,013
    508,186 NETGEAR, Inc. (a)                    17,669,627
  4,083,194 Sonus Networks, Inc. (a)             14,658,666
                                             --------------
                                                 82,757,306
                                             --------------
            HEALTH CARE TECHNOLOGY -- 1.4%
  1,576,495 Allscripts Healthcare Solutions,
               Inc. (a)                          25,302,745
                                             --------------
            INTERNET & CATALOG RETAIL --
               24.8%
    471,506 Amazon.com, Inc. (a)                153,135,719
    549,161 Expedia, Inc.                        43,251,920
  3,835,187 Groupon, Inc. (a) (b)                25,388,938
    172,306 Netflix, Inc. (a)                    75,918,023
     92,814 Priceline Group (The), Inc. (a)     111,655,242
    486,207 TripAdvisor, Inc. (a)                52,831,253
                                             --------------
                                                462,181,095
                                             --------------
            INTERNET SOFTWARE & SERVICES
               -- 55.2%
    821,162 Akamai Technologies, Inc. (a)        50,140,152
    738,067 Blucora, Inc. (a)                    13,927,324
    776,664 Conversant, Inc. (a) (b)             19,727,266
    519,226 Cornerstone OnDemand, Inc. (a)       23,894,780
    500,961 Dealertrack Technologies,
               Inc. (a)                          22,713,572
    678,451 Digital River, Inc. (a)              10,468,499
  2,640,979 EarthLink Holdings Corp.              9,824,442
  2,196,249 eBay, Inc. (a)                      109,944,225
    233,834 Equinix, Inc. (a)                    49,126,185
  2,290,432 Facebook, Inc., Class A (a)         154,123,169
    161,348 Google, Inc., Class A (a)            94,335,335
    161,348 Google, Inc., Class C (a)            92,820,277
    504,264 IAC/InterActiveCorp                  34,910,197
    468,844 j2 Global, Inc.                      23,845,406
    361,630 LinkedIn Corp., Class A (a)          62,008,696
  1,149,350 LivePerson, Inc. (a)                 11,665,902
    280,271 OpenTable, Inc. (a)                  29,036,076
  1,216,953 Pandora Media, Inc. (a)              35,900,113
    833,801 Rackspace Hosting, Inc. (a)          28,065,742
    709,056 Twitter, Inc. (a)                    29,050,024
    607,569 United Online, Inc.                   6,318,718
    736,428 VeriSign, Inc. (a) (b)               35,945,051
  2,319,874 Yahoo!, Inc. (a)                     81,497,174
                                             --------------
                                              1,029,288,325
                                             --------------
            IT SERVICES -- 1.1%
  1,274,588 Sapient Corp. (a)                    20,712,055
                                             --------------
            SOFTWARE -- 8.8%
    782,618 Ebix, Inc. (b)                       11,199,264
    300,034 NetSuite, Inc. (a)                   26,066,954
  1,497,517 salesforce.com, inc. (a)             86,975,787


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
  1,307,224 TIBCO Software, Inc. (a)         $   26,366,708
    788,451 VirnetX Holding Corp. (a) (b)        13,884,622
                                             --------------
                                                164,493,335
                                             --------------
            TOTAL COMMON STOCKS -- 100.0%     1,864,317,644
            (Cost $1,711,381,676)            --------------

            MONEY MARKET FUNDS -- 2.3%
 42,893,553 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    42,893,553
    430,685 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                    430,685
                                             --------------
            TOTAL MONEY MARKET
               FUNDS -- 2.3%                     43,324,238
            (Cost $43,324,238)               --------------

 PRINCIPAL
   VALUE
-----------

            REPURCHASE AGREEMENTS -- 1.1%
$19,095,666 JPMorgan Chase & Co., 0.06% (c),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $19,095,697. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $19,495,921. (d)                  19,095,666
             (Cost $19,095,666)              --------------

             TOTAL INVESTMENTS -- 103.4%      1,926,737,548
             (Cost $1,773,801,580) (e)
             NET OTHER ASSETS AND
               LIABILITIES -- (3.4)%            (62,831,585)
                                             --------------
             NET ASSETS -- 100.0%            $1,863,905,963
                                             ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $60,561,400 and the total value of the collateral held by the Fund is $61,989,219.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $210,148,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,212,868.


Page 38                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2    LEVEL 3
-----------------------------------------------------------
Common Stocks*        $1,864,317,644  $        --  $     --
Money Market
   Funds                  43,324,238           --        --
Repurchase
   Agreements                     --   19,095,666        --
                      -------------------------------------
Total Investments     $1,907,641,882  $19,095,666  $     --
                      =====================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

------------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(1)                       $  60,561,400
Non-cash Collateral(2)                               (60,561,400)
                                                   -------------
Net Amount                                         $          --
                                                   =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
----------------------------------------------------------------
Total gross amount presented on the Statements of
   Assets and Liabilities(3)                       $  19,095,666
Non-cash Collateral(4)                               (19,095,666)
                                                   -------------
Net Amount                                         $          --
                                                   =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 39

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 7.6%
     16,455 Honeywell International, Inc.      $  1,529,492
      9,560 Lockheed Martin Corp.                 1,536,579
     12,557 Northrop Grumman Corp.                1,502,194
     12,921 United Technologies Corp.             1,491,729
                                               ------------
                                                  6,059,994
                                               ------------
            AIR FREIGHT & LOGISTICS -- 2.0%
     15,633 United Parcel Service, Inc.,
               Class B                            1,604,884
                                               ------------
            BANKS -- 2.1%
     38,062 U.S. Bancorp                          1,648,846
                                               ------------
            BEVERAGES -- 4.0%
     37,623 Coca-Cola (The) Co.                   1,593,710
     17,908 PepsiCo, Inc.                         1,599,901
                                               ------------
                                                  3,193,611
                                               ------------
            CHEMICALS -- 3.9%
     22,872 E.I. du Pont de Nemours & Co.         1,496,744
      7,681 PPG Industries, Inc.                  1,614,162
                                               ------------
                                                  3,110,906
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 3.9%
     24,260 Motorola Solutions, Inc.              1,614,988
     18,839 QUALCOMM, Inc.                        1,492,049
                                               ------------
                                                  3,107,037
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.9%
     22,384 Emerson Electric Co.                  1,485,402
                                               ------------
            ENERGY EQUIPMENT & SERVICES
               -- 2.3%
     15,334 Schlumberger Ltd.                     1,808,645
                                               ------------
            FOOD & STAPLES RETAILING -- 3.8%
     13,498 Costco Wholesale Corp.                1,554,430
     19,727 Wal-Mart Stores, Inc.                 1,480,906
                                               ------------
                                                  3,035,336
                                               ------------
            FOOD PRODUCTS -- 3.9%
     15,227 Hershey (The) Co.                     1,482,653
     26,920 Kraft Foods Group, Inc.               1,613,854
                                               ------------
                                                  3,096,507
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 12.5%
     21,041 Baxter International, Inc.            1,521,264
     13,538 Becton, Dickinson and Co.             1,601,546
     10,983 C. R. Bard, Inc.                      1,570,679
     21,929 Covidien PLC                          1,977,557
     26,166 Medtronic, Inc.                       1,668,344
     19,083 Varian Medical Systems, Inc. (a)      1,586,561
                                               ------------
                                                  9,925,951
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 2.0%
     15,282 McDonald's Corp.                      1,539,509
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOUSEHOLD PRODUCTS -- 5.7%
     22,886 Colgate-Palmolive Co.              $  1,560,368
     13,613 Kimberly-Clark Corp.                  1,514,038
     18,738 Procter & Gamble (The) Co.            1,472,619
                                               ------------
                                                  4,547,025
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 2.0%
     11,123 3M Co.                                1,593,258
                                               ------------
            INSURANCE -- 8.0%
     24,298 Aflac, Inc.                           1,512,551
      9,671 Everest Re Group, Ltd.                1,552,099
     31,738 Marsh & McLennan Cos., Inc.           1,644,663
     63,940 Progressive (The) Corp.               1,621,518
                                               ------------
                                                  6,330,831
                                               ------------
            IT SERVICES -- 3.9%
     20,076 Automatic Data Processing, Inc.       1,591,625
      8,063 International Business Machines
               Corp.                              1,461,580
                                               ------------
                                                  3,053,205
                                               ------------
            MACHINERY -- 2.0%
     18,193 Illinois Tool Works, Inc.             1,592,979
                                               ------------
            MULTILINE RETAIL -- 2.2%
     25,181 Nordstrom, Inc.                       1,710,545
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 6.3%
     20,489 ConocoPhillips                        1,756,522
     15,256 Exxon Mobil Corp.                     1,535,974
     17,555 Hess Corp.                            1,736,014
                                               ------------
                                                  5,028,510
                                               ------------
            PHARMACEUTICALS -- 2.1%
     15,481 Johnson & Johnson                     1,619,622
                                               ------------
            ROAD & RAIL -- 2.0%
     16,161 Union Pacific Corp.                   1,612,060
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 8.2%
     56,657 Intel Corp.                           1,750,701
     33,038 Linear Technology Corp.               1,555,099
     32,368 Microchip Technology, Inc.            1,579,882
     33,428 Texas Instruments, Inc.               1,597,524
                                               ------------
                                                  6,483,206
                                               ------------
            SOFTWARE -- 1.8%
     50,378 CA, Inc.                              1,447,864
                                               ------------
            SPECIALTY RETAIL -- 3.8%
     19,873 Home Depot (The), Inc.                1,608,918
     26,099 TJX (The) Cos., Inc.                  1,387,162
                                               ------------
                                                  2,996,080
                                               ------------
            TOBACCO -- 2.1%
     39,844 Altria Group, Inc.                    1,671,057
                                               ------------


Page 40                 See Notes to Financial Statements

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%        $ 79,302,870
            (Cost $72,673,348) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                    5,476
                                               ------------
            NET ASSETS -- 100.0%               $ 79,308,346
                                               ============

(a)   Non-income producing security.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,909,299 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $279,777.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $   79,302,870    $      --   $      --
                    =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 41

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.7%
        212 L-3 Communications Holdings, Inc.  $     25,599
        373 Lockheed Martin Corp.                    59,952
        772 Rockwell Collins, Inc.                   60,324
                                               ------------
                                                    145,875
                                               ------------
            AIRLINES -- 3.7%
        308 Alaska Air Group, Inc.                   29,275
      1,965 Delta Air Lines, Inc.                    76,085
      1,339 SkyWest, Inc.                            16,363
      2,889 Southwest Airlines Co.                   77,598
                                               ------------
                                                    199,321
                                               ------------
            AUTO COMPONENTS -- 1.6%
        837 American Axle & Manufacturing
               Holdings, Inc. (a)                    15,811
        913 Goodyear Tire & Rubber (The) Co.         25,363
        986 Modine Manufacturing Co. (a)             15,519
        288 Visteon Corp. (a)                        27,939
                                               ------------
                                                     84,632
                                               ------------
            AUTOMOBILES -- 1.4%
      1,908 Tata Motors Ltd., ADR                    74,526
                                               ------------
            BANKS -- 5.7%
      1,231 Citigroup, Inc.                          57,980
      2,805 Fifth Third Bancorp                      59,887
        799 First Midwest Bancorp, Inc.              13,607
        745 PNC Financial Services Group
               (The), Inc.                           66,342
        874 Popular, Inc. (a)                        29,873
        569 PrivateBancorp, Inc.                     16,535
      1,613 SunTrust Banks, Inc.                     64,617
                                               ------------
                                                    308,841
                                               ------------
            BEVERAGES -- 0.5%
        300 Brown-Forman Corp., Class B              28,251
                                               ------------
            BIOTECHNOLOGY -- 1.7%
        181 Biogen Idec, Inc. (a)                    57,071
        463 Myriad Genetics, Inc. (a)                18,020
      1,878 PDL BioPharma, Inc.                      18,179
                                               ------------
                                                     93,270
                                               ------------
            BUILDING PRODUCTS -- 0.7%
        545 Owens Corning, Inc.                      21,081
        286 Universal Forest Products, Inc.          13,805
                                               ------------
                                                     34,886
                                               ------------
            CAPITAL MARKETS -- 2.8%
      1,079 E*TRADE Financial Corp. (a)              22,940
        369 Goldman Sachs Group (The), Inc.          61,785
      2,056 Morgan Stanley                           66,470
                                               ------------
                                                    151,195
                                               ------------
            CHEMICALS -- 4.8%
      1,299 Dow Chemical (The) Co.                   66,846


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHEMICALS (CONTINUED)
        712 LyondellBasell Industries N.V.,
                Class A                        $     69,527
      1,809 Potash Corp. of Saskatchewan, Inc.       68,670
        548 Sigma-Aldrich Corp.                      55,611
                                               ------------
                                                    260,654
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.0%
        481 Brink's (The) Co.                        13,574
        435 Healthcare Services Group, Inc.          12,807
        949 Pitney Bowes, Inc.                       26,211
                                               ------------
                                                     52,592
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.6%
      2,532 Brocade Communications Systems,
               Inc.                                  23,294
        329 Harris Corp.                             24,922
        561 InterDigital, Inc.                       26,816
        804 QUALCOMM, Inc.                           63,677
                                               ------------
                                                    138,709
                                               ------------
            CONSTRUCTION & ENGINEERING -- 0.9%
        793 AECOM Technology Corp. (a)               25,535
        683 MasTec, Inc. (a)                         21,050
                                               ------------
                                                     46,585
                                               ------------
            CONSUMER FINANCE -- 0.3%
        395 Cash America International, Inc.         17,550
                                               ------------
            CONTAINERS & PACKAGING -- 0.4%
        223 Rock-Tenn Co., Class A                   23,546
                                               ------------
            DIVERSIFIED CONSUMER SERVICES
               -- 0.3%
      1,214 Regis Corp.                              17,093
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.2%
        530 Berkshire Hathaway, Inc.,
               Class B (a)                           67,077
                                               ------------
            ELECTRIC UTILITIES -- 6.9%
      1,192 Edison International                     69,267
        936 Entergy Corp.                            76,836
      2,022 Exelon Corp.                             73,763
        444 IDACORP, Inc.                            25,677
        379 MGE Energy, Inc.                         14,974
      1,353 Northeast Utilities                      63,956
        636 PNM Resources, Inc.                      18,654
        701 Westar Energy, Inc.                      26,771
                                               ------------
                                                    369,898
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.2%
        696 Babcock & Wilcox (The) Co.               22,592
        569 General Cable Corp.                      14,601
        202 Hubbell, Inc., Class B                   24,876
                                               ------------
                                                     62,069
                                               ------------


Page 42                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.7%
      1,249 AVX Corp.                          $     16,587
        695 Benchmark Electronics, Inc. (a)          17,709
      3,185 Corning, Inc.                            69,911
        862 Ingram Micro, Inc., Class A (a)          25,179
      1,144 Vishay Intertechnology, Inc.             17,720
                                               ------------
                                                    147,106
                                               ------------
            ENERGY EQUIPMENT & SERVICES
               -- 1.2%
      1,303 Nabors Industries Ltd.                   38,269
      1,148 RPC, Inc.                                26,967
                                               ------------
                                                     65,236
                                               ------------
            FOOD PRODUCTS -- 2.9%
      1,405 Campbell Soup Co.                        64,363
        573 Hershey (The) Co.                        55,793
        194 J&J Snack Foods Corp.                    18,260
        183 Lancaster Colony Corp.                   17,414
                                               ------------
                                                    155,830
                                               ------------
            HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.9%
        621 Alere, Inc. (a)                          23,238
        360 Edwards Lifesciences Corp. (a)           30,902
        194 IDEXX Laboratories, Inc. (a)             25,913
        293 Varian Medical Systems, Inc. (a)         24,360
                                               ------------
                                                    104,413
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 0.6%
      1,076 AMN Healthcare Services, Inc. (a)        13,235
        668 PharMerica Corp. (a)                     19,098
                                               ------------
                                                     32,333
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.3%
        233 Computer Programs & Systems, Inc.        14,819
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 0.9%
        315 Hyatt Hotels Corp., Class A (a)          19,209
        117 Panera Bread Co., Class A (a)            17,530
        335 Papa John's International, Inc.          14,200
                                               ------------
                                                     50,939
                                               ------------
            HOUSEHOLD DURABLES -- 3.7%
        841 Leggett & Platt, Inc.                    28,830
        559 M.D.C. Holdings, Inc.                    16,932
        350 Meritage Homes Corp. (a)                 14,774
      1,228 PulteGroup, Inc.                         24,756
        376 Ryland Group (The), Inc.                 14,829
      3,504 Sony Corp., ADR                          58,762
      1,913 Standard Pacific Corp. (a)               16,452
        647 Toll Brothers, Inc. (a)                  23,874
                                               ------------
                                                    199,209
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE -- 7.4%
        623 ACE Ltd.                           $     64,605
      1,550 Genworth Financial, Inc.,
               Class A (a)                           26,970
        271 Hanover Insurance Group (The),
               Inc.                                  17,114
      1,215 Lincoln National Corp.                   62,500
      3,152 Manulife Financial Corp.                 62,630
         43 Markel Corp. (a)                         28,193
      1,024 MetLife, Inc.                            56,893
      1,566 Old Republic International Corp.         25,902
        325 Reinsurance Group of America, Inc.       25,642
        826 XL Group PLC                             27,035
                                               ------------
                                                    397,484
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               1.0%
        641 Conversant, Inc. (a)                     16,281
        348 IAC/InterActiveCorp                      24,092
      2,138 Monster Worldwide, Inc. (a)              13,983
                                               ------------
                                                     54,356
                                               ------------
            IT SERVICES -- 4.1%
        736 Accenture PLC, Class A                   59,498
        387 Computer Sciences Corp.                  24,458
        255 DST Systems, Inc.                        23,503
      1,015 Infosys Ltd., ADR                        54,577
        332 International Business Machines
               Corp.                                 60,182
                                               ------------
                                                    222,218
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.4%
        217 Waters Corp. (a)                         22,663
                                               ------------
            MACHINERY -- 1.7%
        319 American Railcar Industries, Inc.        21,619
      1,291 Federal Signal Corp.                     18,913
        569 ITT Corp.                                27,369
        763 Manitowoc (The) Co., Inc.                25,072
                                               ------------
                                                     92,973
                                               ------------
            MEDIA -- 0.8%
        467 Scholastic Corp.                         15,920
        309 Scripps Networks Interactive,
               Class A                               25,072
                                               ------------
                                                     40,992
                                               ------------
            METALS & MINING -- 1.5%
      5,330 Alcoa, Inc.                              79,364
                                               ------------
            MULTI-UTILITIES -- 1.4%
        537 Avista Corp.                             18,000
        413 Integrys Energy Group, Inc.              29,377
        474 SCANA Corp.                              25,506
                                               ------------
                                                     72,883
                                               ------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               -- 2.5%
      3,171 Alpha Natural Resources, Inc. (a)  $     11,764
      1,230 BP PLC, ADR                              64,883
      1,198 Valero Energy Corp.                      60,020
                                               ------------
                                                    136,667
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.4%
        458 Domtar Corp.                             19,625
                                               ------------
            PHARMACEUTICALS -- 4.9%
      1,181 AbbVie, Inc.                             66,656
        892 AstraZeneca PLC, ADR                     66,285
      1,100 Eli Lilly & Co.                          68,387
      1,371 Novo Nordisk A/S, ADR                    63,326
                                               ------------
                                                    264,654
                                               ------------
            ROAD & RAIL -- 1.9%
        808 Heartland Express, Inc.                  17,243
        747 Knight Transportation, Inc.              17,756
        682 Union Pacific Corp.                      68,029
                                               ------------
                                                    103,028
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.9%
      2,390 Micron Technology, Inc. (a)              78,751
      1,063 OmniVision Technologies, Inc. (a)        23,365
        764 Skyworks Solutions, Inc.                 35,877
      3,416 Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR          73,068
                                               ------------
                                                    211,061
                                               ------------
            SOFTWARE -- 4.4%
      1,655 Cadence Design Systems, Inc. (a)         28,946
      1,624 Microsoft Corp.                          67,721
      1,600 Oracle Corp.                             64,848
        683 Rovi Corp. (a)                           16,365
        636 VMware, Inc., Class A (a)                61,571
                                               ------------
                                                    239,451
                                               ------------
            SPECIALTY RETAIL -- 2.8%
        192 Advance Auto Parts, Inc.                 25,905
        518 ANN, Inc. (a)                            21,310
      1,072 Express, Inc. (a)                        18,256
      1,439 Gap (The), Inc.                          59,819
        225 Outerwall, Inc. (a)                      13,354
        953 Pier 1 Imports, Inc.                     14,686
                                               ------------
                                                    153,330
                                               ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 3.1%
        779 Apple, Inc.                              72,392
      2,569 BlackBerry Ltd. (a)                      26,307
      2,054 Hewlett-Packard Co.                      69,179
                                               ------------
                                                    167,878
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.0%
        615 Michael Kors Holdings Ltd. (a)     $     54,520
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               0.6%
      1,367 Capitol Federal Financial, Inc.          16,623
        678 Washington Federal, Inc.                 15,207
                                               ------------
                                                     31,830
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.4%
        407 Kaman Corp.                              17,391
        289 MSC Industrial Direct Co., Inc.,
               Class A                               27,640
        286 United Rentals, Inc. (a)                 29,953
                                               ------------
                                                     74,984
                                               ------------
            WATER UTILITIES -- 0.2%
        373 American States Water Co.                12,395
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%         5,398,811
            (Cost $4,800,402)

            MONEY MARKET FUNDS -- 0.1%
      5,677 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (b)                      5,677
            (Cost $5,677)                      ------------

            TOTAL INVESTMENTS -- 100.1%           5,404,488
            (Cost $4,806,079) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                 (5,449)
                                               ------------
            NET ASSETS -- 100.0%               $  5,399,039
                                               ============

(a)   Non-income producing security.
(b)   Interest rate shown reflects yield as of June 30, 2014.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $667,963 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $69,554.

ADR   - American Depositary Receipt


Page 44                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $  5,398,811     $      --     $     --
Money Market
   Funds                   5,677            --           --
                    ---------------------------------------
Total Investments   $  5,404,488     $      --     $     --
                    =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 45

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.0%
     34,449 Boeing (The) Co.                   $  4,382,946
     37,962 General Dynamics Corp.                4,424,471
     47,817 Honeywell International, Inc.         4,444,590
     36,682 L-3 Communications Holdings, Inc.     4,429,352
     27,495 Lockheed Martin Corp.                 4,419,271
     36,789 Northrop Grumman Corp.                4,401,068
     47,039 Raytheon Co.                          4,339,348
     38,484 United Technologies Corp.             4,442,978
                                               ------------
                                                 35,284,024
                                               ------------
            AIR FREIGHT & LOGISTICS -- 1.0%
     70,642 C.H. Robinson Worldwide, Inc.         4,506,253
     43,995 United Parcel Service, Inc.,
               Class B                            4,516,527
                                               ------------
                                                  9,022,780
                                               ------------
            AUTOMOBILES -- 0.5%
    128,171 Honda Motor Co., Ltd., ADR            4,484,703
                                               ------------
            BANKS -- 4.1%
     62,358 Bank of Montreal                      4,588,925
     67,868 Bank of Nova Scotia                   4,520,009
     69,073 BOK Financial Corp.                   4,600,262
     49,470 Canadian Imperial Bank of
               Commerce                           4,500,781
     98,335 Commerce Bancshares, Inc.             4,572,578
     57,205 Cullen/Frost Bankers, Inc.            4,543,221
     64,240 Royal Bank of Canada                  4,588,663
     88,474 Toronto-Dominion (The) Bank           4,548,448
                                               ------------
                                                 36,462,887
                                               ------------
            BEVERAGES -- 2.6%
     39,032 Anheuser-Busch InBev N.V., ADR        4,486,338
    108,022 Coca-Cola (The) Co.                   4,575,812
     35,933 Diageo PLC, ADR                       4,573,193
     61,163 Molson Coors Brewing Co., Class B     4,535,848
     50,998 PepsiCo, Inc.                         4,556,161
                                               ------------
                                                 22,727,352
                                               ------------
            BIOTECHNOLOGY -- 0.5%
     37,838 Amgen, Inc.                           4,478,884
                                               ------------
            CHEMICALS -- 2.0%
     34,640 Air Products & Chemicals, Inc.        4,455,397
     41,515 Airgas, Inc.                          4,521,398
     66,311 E.I. du Pont de Nemours & Co.         4,339,392
     34,187 Praxair, Inc.                         4,541,401
                                               ------------
                                                 17,857,588
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.5%
    152,650 Healthcare Services Group, Inc.       4,494,016
    120,528 Republic Services, Inc.               4,576,448
    101,550 Waste Management, Inc.                4,542,332
                                               ------------
                                                 13,612,796
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT -- 2.0%
    182,499 Cisco Systems, Inc.                $  4,535,100
     59,618 Harris Corp.                          4,516,063
     67,180 Motorola Solutions, Inc.              4,472,173
     56,750 QUALCOMM, Inc.                        4,494,600
                                               ------------
                                                 18,017,936
                                               ------------
            CONTAINERS & PACKAGING -- 1.0%
    110,429 Bemis Co., Inc.                       4,490,043
    103,223 Sonoco Products Co.                   4,534,587
                                               ------------
                                                  9,024,630
                                               ------------
            DISTRIBUTORS -- 0.5%
     51,848 Genuine Parts Co.                     4,552,254
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.5%
    127,375 AT&T, Inc.                            4,503,980
    120,947 TELUS Corp.                           4,504,066
     90,645 Verizon Communications, Inc.          4,435,260
                                               ------------
                                                 13,443,306
                                               ------------
            ELECTRIC UTILITIES -- 9.8%
     91,101 ALLETE, Inc.                          4,678,036
     77,692 Cleco Corp.                           4,579,943
     62,303 Duke Energy Corp.                     4,622,260
     78,300 Edison International                  4,550,013
    114,468 El Paso Electric Co.                  4,602,758
    180,817 Empire District Electric (The) Co.    4,643,380
    178,240 Hawaiian Electric Industries, Inc.    4,513,037
     78,932 IDACORP, Inc.                         4,564,638
    115,673 MGE Energy, Inc.                      4,570,240
     45,246 NextEra Energy, Inc.                  4,636,810
     97,421 Northeast Utilities                   4,605,091
    120,014 OGE Energy Corp.                      4,690,147
     79,812 Pinnacle West Capital Corp.           4,616,326
    133,482 Portland General Electric Co.         4,627,821
    130,773 PPL Corp.                             4,646,365
    101,939 Southern (The) Co.                    4,625,992
    120,269 UIL Holdings Corp.                    4,655,613
    121,372 Westar Energy, Inc.                   4,635,197
    143,376 Xcel Energy, Inc.                     4,621,008
                                               ------------
                                                 87,684,675
                                               ------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT -- 1.5%
    195,308 ABB Ltd., ADR                         4,495,990
     56,889 Eaton Corp. PLC                       4,390,693
     66,476 Emerson Electric Co.                  4,411,348
                                               ------------
                                                 13,298,031
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.5%
     92,087 Kyocera Corp., ADR                    4,381,500
                                               ------------
            FOOD & STAPLES RETAILING -- 1.5%
    120,045 Sysco Corp.                           4,495,685
     59,477 Wal-Mart Stores, Inc.                 4,464,939
    100,640 Weis Markets, Inc.                    4,602,267
                                               ------------
                                                 13,562,891
                                               ------------


Page 46                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS -- 5.5%
    100,217 Archer-Daniels-Midland Co.         $  4,420,572
     97,846 Campbell Soup Co.                     4,482,325
    156,354 ConAgra Foods, Inc.                   4,640,587
     83,061 General Mills, Inc.                   4,364,025
     45,629 Hershey (The) Co.                     4,442,896
     42,243 J.M. Smucker (The) Co.                4,501,836
     67,858 Kellogg Co.                           4,458,270
     75,443 Kraft Foods Group, Inc.               4,522,808
     47,868 Lancaster Colony Corp.                4,555,119
     63,232 McCormick & Co., Inc.                 4,526,779
     98,616 Unilever PLC, ADR                     4,468,291
                                               ------------
                                                 49,383,508
                                               ------------
            GAS UTILITIES -- 5.1%
     83,015 AGL Resources, Inc.                   4,568,316
     85,960 Atmos Energy Corp.                    4,590,264
     94,244 Laclede Group (The), Inc.             4,575,546
     80,639 New Jersey Resources Corp.            4,609,325
     97,296 Northwest Natural Gas Co.             4,587,506
    122,393 Piedmont Natural Gas Co., Inc.        4,578,722
    187,276 Questar Corp.                         4,644,445
     76,442 South Jersey Industries, Inc.         4,617,861
     91,788 UGI Corp.                             4,635,294
    106,216 WGL Holdings, Inc.                    4,577,910
                                               ------------
                                                 45,985,189
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.0%
    110,673 Abbott Laboratories                   4,526,526
     61,114 Baxter International, Inc.            4,418,542
     70,281 Medtronic, Inc.                       4,481,116
     86,871 ResMed, Inc.                          4,398,279
                                               ------------
                                                 17,824,463
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.0%
     65,492 Cardinal Health, Inc.                 4,490,132
    129,383 Owens & Minor, Inc.                   4,396,434
    113,145 Patterson Cos., Inc.                  4,470,359
     76,118 Quest Diagnostics, Inc.               4,467,365
                                               ------------
                                                 17,824,290
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 1.0%
     44,231 McDonald's Corp.                      4,455,831
     83,076 Tim Hortons, Inc.                     4,546,749
                                               ------------
                                                  9,002,580
                                               ------------
            HOUSEHOLD DURABLES -- 0.5%
    132,580 Leggett & Platt, Inc.                 4,544,842
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.0%
     49,351 Clorox (The) Co.                      4,510,682
     66,457 Colgate-Palmolive Co.                 4,531,038
     40,279 Kimberly-Clark Corp.                  4,479,830
     56,685 Procter & Gamble (The) Co.            4,454,874
                                               ------------
                                                 17,976,424
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
     31,284 3M Co.                             $  4,481,120
                                               ------------
            INSURANCE -- 7.0%
     42,919 ACE Ltd.                              4,450,700
     76,143 Allstate (The) Corp.                  4,471,117
     96,983 Arthur J. Gallagher & Co.             4,519,408
     48,300 Chubb (The) Corp.                     4,451,811
     92,656 Cincinnati Financial Corp.            4,451,194
     59,704 Erie Indemnity Co., Class A           4,493,323
     28,297 Everest Re Group, Ltd.                4,541,386
     70,632 Hanover Insurance Group (The),
               Inc.                               4,460,411
     93,520 HCC Insurance Holdings, Inc.          4,576,869
     96,484 Mercury General Corp.                 4,538,607
     41,903 PartnerRe Ltd.                        4,576,227
    175,944 Progressive (The) Corp.               4,461,940
     47,476 Travelers (The) Cos., Inc.            4,466,067
    103,130 Willis Group Holdings PLC             4,465,529
                                               ------------
                                                 62,924,589
                                               ------------
            IT SERVICES -- 2.0%
     54,528 Accenture PLC, Class A                4,408,043
     56,902 Automatic Data Processing, Inc.       4,511,191
     24,750 International Business Machines
               Corp.                              4,486,432
    108,410 Paychex, Inc.                         4,505,520
                                               ------------
                                                 17,911,186
                                               ------------
            LEISURE PRODUCTS -- 1.0%
     83,834 Hasbro, Inc.                          4,447,394
    114,323 Mattel, Inc.                          4,455,167
                                               ------------
                                                  8,902,561
                                               ------------
            MACHINERY -- 1.5%
     49,325 Deere & Co.                           4,466,379
     50,821 Illinois Tool Works, Inc.             4,449,887
     50,952 Stanley Black & Decker, Inc.          4,474,604
                                               ------------
                                                 13,390,870
                                               ------------
            MEDIA -- 1.5%
     63,391 Omnicom Group, Inc.                   4,514,707
    124,971 Thomson Reuters Corp.                 4,543,946
     66,105 Time Warner, Inc.                     4,643,876
                                               ------------
                                                 13,702,529
                                               ------------
            MULTILINE RETAIL -- 1.0%
     85,358 Kohl's Corp.                          4,496,660
     77,159 Target Corp.                          4,471,364
                                               ------------
                                                  8,968,024
                                               ------------
            MULTI-UTILITIES -- 8.3%
     76,092 Alliant Energy Corp.                  4,630,959
    113,773 Ameren Corp.                          4,651,040
    138,230 Avista Corp.                          4,633,470
    183,168 CenterPoint Energy, Inc.              4,678,111
    147,748 CMS Energy Corp.                      4,602,350
     79,559 Consolidated Edison, Inc.             4,593,737
     64,359 Dominion Resources, Inc.              4,602,956
     58,186 DTE Energy Co.                        4,530,944



                        See Notes to Financial Statements                Page 47

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
     65,950 Integrys Energy Group, Inc.        $  4,691,023
    134,079 MDU Resources Group, Inc.             4,706,173
    115,169 Public Service Enterprise Group,
               Inc.                               4,697,743
     85,795 SCANA Corp.                           4,616,629
     43,476 Sempra Energy                         4,552,372
    251,548 TECO Energy, Inc.                     4,648,607
    109,066 Vectren Corp.                         4,635,305
     99,574 Wisconsin Energy Corp.                4,672,012
                                               ------------
                                                 74,143,431
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 5.0%
     33,897 Chevron Corp.                         4,425,253
     52,355 ConocoPhillips                        4,488,394
     95,523 Enbridge, Inc.                        4,534,477
     43,186 Exxon Mobil Corp.                     4,347,967
    125,181 Kinder Morgan, Inc.                   4,539,063
     42,854 Occidental Petroleum Corp.            4,398,106
     52,217 Phillips 66                           4,199,813
     54,475 Royal Dutch Shell PLC, ADR            4,487,106
     61,014 Total S.A., ADR                       4,405,211
     94,939 TransCanada Corp.                     4,530,489
                                               ------------
                                                 44,355,879
                                               ------------
            PHARMACEUTICALS -- 5.6%
     83,865 AbbVie, Inc.                          4,733,341
     60,587 AstraZeneca PLC, ADR                  4,502,220
     93,911 Bristol-Myers Squibb Co.              4,555,623
     72,624 Eli Lilly & Co.                       4,515,034
     83,679 GlaxoSmithKline PLC, ADR              4,475,153
     43,033 Johnson & Johnson                     4,502,112
     77,054 Merck & Co., Inc.                     4,457,574
     49,827 Novartis AG, ADR                      4,510,838
    153,063 Pfizer, Inc.                          4,542,910
     82,939 Sanofi, ADR                           4,409,867
     85,713 Teva Pharmaceutical Industries
               Ltd., ADR                          4,493,075
                                               ------------
                                                 49,697,747
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 2.0%
     37,571 Federal Realty Investment Trust       4,543,085
     26,319 Public Storage                        4,509,761
    101,319 Realty Income Corp.                   4,500,590
     27,049 Simon Property Group, Inc.            4,497,708
                                               ------------
                                                 18,051,144
                                               ------------
            ROAD & RAIL -- 0.5%
     43,617 Norfolk Southern Corp.                4,493,860
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
     82,679 Analog Devices, Inc.                  4,470,453
    149,114 Intel Corp.                           4,607,623
     93,756 Texas Instruments, Inc.               4,480,599


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     95,242 Xilinx, Inc.                       $  4,505,899
                                               ------------
                                                 18,064,574
                                               ------------
            SOFTWARE -- 1.5%
    156,736 CA, Inc.                              4,504,593
    107,353 Microsoft Corp.                       4,476,620
     58,037 SAP SE, ADR                           4,468,849
                                               ------------
                                                 13,450,062
                                               ------------
            SPECIALTY RETAIL -- 1.5%
    107,867 Gap (The), Inc.                       4,484,031
     55,898 Home Depot (The), Inc.                4,525,502
     97,825 Lowe's Cos., Inc.                     4,694,622
                                               ------------
                                                 13,704,155
                                               ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 1.0%
     49,627 Apple, Inc.                           4,611,837
    134,680 CANON, Inc., ADR                      4,410,770
                                               ------------
                                                  9,022,607
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 1.0%
    375,332 Capitol Federal Financial, Inc.       4,564,037
    301,318 People's United Financial, Inc.       4,570,994
                                               ------------
                                                  9,135,031
                                               ------------
            TOBACCO -- 2.4%
    105,593 Altria Group, Inc.                    4,428,571
     37,277 British American Tobacco PLC, ADR     4,438,945
     70,956 Lorillard, Inc.                       4,326,187
     49,849 Philip Morris International, Inc.     4,202,769
     72,964 Reynolds American, Inc.               4,403,378
                                               ------------
                                                 21,799,850
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.5%
     90,461 Fastenal Co.                          4,476,915
                                               ------------
            WATER UTILITIES -- 1.1%
    141,931 American States Water Co.             4,716,367
    177,051 Aqua America, Inc.                    4,642,277
                                               ------------
                                                  9,358,644
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
    138,614 Vodafone Group PLC, ADR               4,628,321
                                               ------------
            TOTAL INVESTMENTS -- 100.0%         895,100,632
            (Cost $766,611,724) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  401,724
                                               ------------
            NET ASSETS -- 100.0%               $895,502,356
                                               ============


Page 48                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $131,842,902 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,353,994.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2     LEVEL 3
-----------------------------------------------------------
Common Stocks*       $   895,100,632  $      --   $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 49

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.8%
      5,311 Huntington Ingalls Industries,
               Inc.                            $    502,367
                                               ------------
            AIRLINES -- 7.7%
      6,479 Alaska Air Group, Inc.                  615,829
      4,244 Copa Holdings SA, Class A               605,067
     17,756 Delta Air Lines, Inc.                   687,512
     43,090 Hawaiian Holdings, Inc. (a)             590,764
     60,521 JetBlue Airways Corp. (a)               656,653
     36,320 Southwest Airlines Co.                  975,555
     13,978 United Continental Holdings,
               Inc. (a)                             574,077
                                               ------------
                                                  4,705,457
                                               ------------
            AUTO COMPONENTS -- 8.1%
     32,065 American Axle & Manufacturing
               Holdings, Inc. (a)                   605,708
     63,757 China Automotive Systems, Inc.          554,048
     29,741 Federal-Mogul Holdings Corp. (a)        601,660
     31,780 Goodyear Tire & Rubber (The) Co.        882,848
      5,668 Lear Corp.                              506,266
      5,569 Magna International, Inc.               600,060
     10,028 Tenneco, Inc. (a)                       658,840
      5,905 TRW Automotive Holdings
               Corp. (a)                            528,616
                                               ------------
                                                  4,938,046
                                               ------------
            AUTOMOBILES -- 1.9%
     17,149 Honda Motor Co., Ltd., ADR              600,044
     14,535 Tata Motors Ltd., ADR                   567,737
                                               ------------
                                                  1,167,781
                                               ------------
            BIOTECHNOLOGY -- 1.0%
     61,073 PDL BioPharma, Inc.                     591,187
                                               ------------
            BUILDING PRODUCTS -- 1.0%
     49,357 Griffon Corp.                           612,027
                                               ------------
            CAPITAL MARKETS -- 3.1%
     17,399 Blackstone Group (The) LP (b)           581,823
     33,588 Investment Technology Group,
               Inc. (a)                             566,965
     14,478 Piper Jaffray Cos., Inc. (a)            749,526
                                               ------------
                                                  1,898,314
                                               ------------
            CHEMICALS -- 2.9%
      8,254 Celanese Corp., Series A                530,567
      6,879 Eastman Chemical Co.                    600,881
      6,605 LyondellBasell Industries N.V.,
               Class A                              644,978
                                               ------------
                                                  1,776,426
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.1%
     38,619 Kimball International, Inc.,
               Class B                              645,710
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT -- 3.1%
     21,069 ARRIS Group, Inc. (a)              $    685,374
     63,993 Brocade Communications
               Systems, Inc.                        588,736
     24,419 Cisco Systems, Inc.                     606,812
                                               ------------
                                                  1,880,922
                                               ------------
            CONSUMER FINANCE -- 1.0%
     13,767 Cash America International, Inc.        611,668
                                               ------------
            CONTAINERS & PACKAGING -- 1.9%
     17,483 Owens-Illinois, Inc. (a)                605,611
      8,093 Packaging Corp. of America              578,569
                                               ------------
                                                  1,184,180
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 3.4%
     27,975 Consolidated Communications
               Holdings, Inc.                       622,164
     19,935 Level 3 Communications, Inc. (a)        875,346
     12,128 Verizon Communications, Inc.            593,423
                                               ------------
                                                  2,090,933
                                               ------------
            ELECTRIC UTILITIES -- 3.2%
     23,243 Great Plains Energy, Inc.               624,540
     20,383 Otter Tail Corp.                        617,401
     23,370 PNM Resources, Inc.                     685,442
                                               ------------
                                                  1,927,383
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.4%
     10,318 Arrow Electronics, Inc. (a)             623,310
     37,805 Sanmina Corp. (a)                       861,198
      9,745 TE Connectivity Ltd.                    602,631
                                               ------------
                                                  2,087,139
                                               ------------
            ENERGY EQUIPMENT & SERVICES
               -- 2.9%
     13,271 GulfMark Offshore, Inc., Class A        599,584
     10,694 Tidewater, Inc.                         600,468
     13,112 Transocean Ltd.                         590,433
                                               ------------
                                                  1,790,485
                                               ------------
            FOOD & STAPLES RETAILING -- 1.0%
     12,348 Kroger (The) Co.                        610,362
                                               ------------
            FOOD PRODUCTS -- 1.8%
      6,457 Sanderson Farms, Inc.                   627,620
     12,829 Tyson Foods, Inc., Class A              481,601
                                               ------------
                                                  1,109,221
                                               ------------
            GAS UTILITIES -- 1.1%
     11,319 New Jersey Resources Corp.              646,994
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.0%
     16,075 Alere, Inc. (a)                         601,526
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 0.9%
      6,527 Aetna, Inc.                             529,209
                                               ------------


Page 50                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               -- 2.9%
      9,168 Bally Technologies, Inc. (a)       $    602,521
     24,097 Pinnacle Entertainment, Inc. (a)        606,763
     64,163 Wendy's (The) Co.                       547,310
                                               ------------
                                                  1,756,594
                                               ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.8%
     17,746 Ormat Technologies, Inc.                511,617
                                               ------------
            INSURANCE -- 0.9%
     10,345 Lincoln National Corp.                  532,147
                                               ------------
            LEISURE PRODUCTS -- 0.8%
     32,871 Smith & Wesson Holding Corp. (a)        477,944
                                               ------------
            MACHINERY -- 1.1%
     15,511 Trinity Industries, Inc.                678,141
                                               ------------
            MEDIA -- 4.0%
     34,584 Cablevision Systems Corp.,
               Class A                              610,408
      3,978 Charter Communications, Inc.,
               Class A (a)                          630,036
     11,068 Comcast Corp., Class A                  594,130
     24,488 Shaw Communications, Inc.,
               Class B                              628,362
                                               ------------
                                                  2,462,936
                                               ------------
            METALS & MINING -- 2.0%
     35,251 AngloGold Ashanti Ltd., ADR (a)         606,669
     23,671 United States Steel Corp.               616,393
                                               ------------
                                                  1,223,062
                                               ------------
            MULTILINE RETAIL -- 1.7%
      4,488 Dillard's, Inc., Class A                523,346
      8,649 Macy's, Inc.                            501,815
                                               ------------
                                                  1,025,161
                                               ------------
            MULTI-UTILITIES -- 1.0%
     18,496 Avista Corp.                            619,986
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 11.7%
     11,262 Alliance Resource Partners LP (b)       525,372
     12,487 Canadian Natural Resources Ltd.         573,278
      6,909 Devon Energy Corp.                      548,575
     22,247 Encana Corp.                            527,476
      5,332 EOG Resources, Inc.                     623,098
     16,750 Kinder Morgan, Inc.                     607,355
     13,922 Marathon Oil Corp.                      555,766
     11,217 Oasis Petroleum, Inc. (a)               626,918
     14,107 Southwestern Energy Co. (a)             641,727
     13,106 Suncor Energy, Inc.                     558,709
     28,163 Ultra Petroleum Corp. (a)               836,160
      9,401 Valero Energy Corp.                     470,990
                                               ------------
                                                  7,095,424
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PHARMACEUTICALS -- 2.0%
      2,721 Actavis PLC (a)                    $    606,919
     11,469 Teva Pharmaceutical Industries
               Ltd., ADR                            601,205
                                               ------------
                                                  1,208,124
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 1.0%
     18,422 Apartment Investment &
               Management Co., Class A              594,478
                                               ------------
            ROAD & RAIL -- 3.4%
     16,903 ArcBest Corp.                           735,449
     12,390 Avis Budget Group, Inc. (a)             739,559
      6,829 Ryder System, Inc.                      601,567
                                               ------------
                                                  2,076,575
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 6.4%
    120,760 Amkor Technology, Inc. (a)            1,350,097
     43,566 Marvell Technology Group Ltd.           624,301
     21,803 Micron Technology, Inc. (a)             718,409
     77,404 ON Semiconductor Corp. (a)              707,472
     24,185 Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR         517,317
                                               ------------
                                                  3,917,596
                                               ------------
            SPECIALTY RETAIL -- 3.0%
     10,098 Outerwall, Inc. (a)                     599,317
     10,069 PetSmart, Inc.                          602,126
     23,459 Sonic Automotive, Inc., Class A         625,886
                                               ------------
                                                  1,827,329
                                               ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 1.0%
      6,585 Western Digital Corp.                   607,795
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 2.1%
      8,791 GATX Corp.                              588,469
      6,383 United Rentals, Inc. (a)                668,492
                                               ------------
                                                  1,256,961
                                               ------------
            WATER UTILITIES -- 0.9%
     10,654 American Water Works Co., Inc.          526,840
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.9%
     17,783 Shenandoah Telecommunications
               Co.                                  541,670
                                               ------------
            TOTAL INVESTMENTS -- 99.9%           60,847,717
            (Cost $55,700,292) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   54,810
                                               ------------
            NET ASSETS -- 100.0%               $ 60,902,527
                                               ============


                        See Notes to Financial Statements                Page 51

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,502,214 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $354,789.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2     LEVEL 3
-----------------------------------------------------------
Common Stocks*       $   60,847,717   $      --   $      --
                     ======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 52                 See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


                                                                          FIRST TRUST         FIRST TRUST
                                                                        DOW JONES SELECT      MORNINGSTAR         FIRST TRUST
                                                                            MICROCAP        DIVIDEND LEADERS         US IPO
                                                                           INDEX FUND          INDEX FUND          INDEX FUND
                                                                             (FDM)               (FDL)               (FPX)
                                                                        ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $     62,769,722    $    756,952,731    $    504,354,753
Cash................................................................              18,561                  --           2,147,291
Receivables:
      Capital shares sold...........................................                  --           3,566,959                  --
      Investment securities sold....................................                  --                  --              10,029
      Dividends.....................................................              53,735           1,633,685              67,452
      Interest......................................................                  --                  --                  --
      Securities lending income.....................................                  --                  --               5,667
      From investment advisor.......................................                  --                  --                  --
      Reclaims......................................................                  --                  --                  --
Prepaid expenses....................................................               3,636               7,414               3,428
                                                                        ----------------    ----------------    ----------------
      TOTAL ASSETS..................................................          62,845,654         762,160,789         506,588,620
                                                                        ----------------    ----------------    ----------------
LIABILITIES:
Due to custodian....................................................                  --             339,697                  --
Payables:
      Capital shares redeemed.......................................                  --                  --              10,029
      Investment securities purchased...............................                  --           3,562,780           2,028,797
      Investment advisory fees......................................              27,864             185,725             127,399
      Audit and tax fees............................................              14,293              14,293              14,293
      Printing fees.................................................               5,362              31,894              18,114
      Trustees' fees................................................               1,457               4,495               2,758
      Collateral for securities on loan.............................                  --                  --          18,056,160
      Licensing fees................................................                  --             164,271             105,993
Other liabilities...................................................              22,189             180,338             131,279
                                                                        ----------------    ----------------    ----------------
      TOTAL LIABILITIES.............................................              71,165           4,483,493          20,494,822
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $     62,774,489    $    757,677,296    $    486,093,798
                                                                        ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $     73,985,695    $    685,053,880    $    421,238,955
Par value...........................................................              19,550             318,500             101,000
Accumulated net investment income (loss)............................             (23,254)            675,732            (130,404)
Accumulated net realized gain (loss) on investments.................         (20,284,653)          3,403,953           8,748,744
Net unrealized appreciation (depreciation) on investments...........           9,077,151          68,225,231          56,135,503
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $     62,774,489    $    757,677,296    $    486,093,798
                                                                        ================    ================    ================
NET ASSET VALUE, per share..........................................    $          32.11    $          23.79    $          48.13
                                                                        ================    ================    ================
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).......................................           1,955,000          31,850,002          10,100,002
                                                                        ----------------    ----------------    ----------------
Investments, at cost................................................    $     53,692,571    $    688,727,500    $    448,219,250
                                                                        ================    ================    ================
Securities on loan, at value .......................................    $             --    $             --    $    17,683,779
                                                                        ================    ================    ================


Page 54                 See Notes to Financial Statements

       FIRST TRUST         FIRST TRUST          FIRST TRUST            FIRST TRUST            FIRST TRUST          FIRST TRUST
        NYSE ARCA           DOW JONES             CAPITAL          VALUE LINE(R) EQUITY      VALUE LINE(R)      VALUE LINE(R) 100
      BIOTECHNOLOGY         INTERNET             STRENGTH               ALLOCATION             DIVIDEND          EXCHANGE-TRADED
       INDEX FUND          INDEX FUND               ETF                 INDEX FUND            INDEX FUND              FUND
          (FBT)               (FDN)               (FTCS)                  (FVI)                  (FVD)                (FVL)
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------

     $ 1,400,105,937     $ 1,926,737,548      $    79,302,870      $          5,404,488     $   895,100,632     $      60,847,717
             568,092                  --                   --                        --                  --             2,511,278

           4,116,226           2,977,485                   --                        --           3,427,722                    --
          10,409,652                  --                   --                        --                  --                11,270
                  --             172,218              100,706                     3,617           1,716,652                35,652
                  --                   9                   --                        --                  --                    --
             394,083             395,340                   --                        --                  --                    --
                  --                  --                   --                     4,440                  --                    --
                  --                  --                   --                       633              78,344                    --
               7,061              12,899                  457                     7,614               8,169                 2,917
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------
       1,415,601,051       1,930,295,499           79,404,033                 5,420,792         900,331,519            63,408,834
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------

                  --                  --               15,152                        --             467,230                    --

                  --                  --                   --                        --                  --                    --
           4,116,477           2,978,131                   --                        --           3,427,589             2,428,129
             409,279             596,509               32,909                        --             341,517                16,439
              14,293              14,293               14,293                    14,293              14,293                14,293
              49,067              83,056                3,673                       863              34,367                 3,268
               6,145              10,591                1,288                       970               4,984                 1,265
         101,521,114          61,989,219                   --                        --                  --                    --
             231,060             262,092                5,614                     1,970             324,379                23,411
             293,599             455,645               22,758                     3,657             214,804                19,502
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------
         106,641,034          66,389,536               95,687                    21,753           4,829,163             2,506,307
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------
     $ 1,308,960,017     $ 1,863,905,963      $    79,308,346      $          5,399,039     $   895,502,356     $      60,902,527
     ===============     ===============      ===============      ====================     ===============     =================

     $ 1,016,152,437     $ 1,537,185,414      $    93,887,042      $          9,798,184     $   777,411,415     $     141,940,634
             159,000             313,000               22,500                     2,000             391,880                29,900
            (168,274)         (2,275,217)              11,586                       221             307,020                 1,856
          14,039,309         175,746,798          (21,242,304)               (4,999,775)        (11,096,867)          (86,217,288)
         278,777,545         152,935,968            6,629,522                   598,409         128,488,908             5,147,425
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------
     $ 1,308,960,017     $ 1,863,905,963      $    79,308,346      $          5,399,039     $   895,502,356     $      60,902,527
     ===============     ===============      ===============      ====================     ===============     =================
     $         82.32     $         59.55      $         35.25      $              26.99     $         22.85     $           20.37
     ===============     ===============      ===============      ====================     ===============     =================

          15,900,002          31,300,002            2,250,002                   200,002          39,187,986             2,989,982
     ---------------     ---------------      ---------------      --------------------     ---------------     -----------------
     $ 1,121,328,392     $ 1,773,801,580      $    72,673,348      $          4,806,079     $   766,611,724     $      55,700,292
     ===============     ===============      ===============      ====================     ===============     =================
     $    99,295,357     $    60,561,400      $            --      $                 --     $            --     $              --
     ===============     ===============      ===============      ====================     ===============     =================



                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)



                                                                        FIRST TRUST          FIRST TRUST
                                                                      DOW JONES SELECT       MORNINGSTAR           FIRST TRUST
                                                                          MICROCAP         DIVIDEND LEADERS          US IPO
                                                                         INDEX FUND           INDEX FUND           INDEX FUND
                                                                           (FDM)                (FDL)                 (FPX)
                                                                      ----------------    ------------------    -----------------
INVESTMENT INCOME:
Dividends........................................................     $        568,513    $       14,119,522    $       3,346,337
Foreign tax withholding..........................................                (202)                    --             (13,844)
Securities lending income (net of fees)..........................                   --                    --               48,923
Interest.........................................................                   --                    --                   --
                                                                      ----------------    ------------------    -----------------
      Total investment income....................................              568,311            14,119,522            3,381,416
                                                                      ----------------    ------------------    -----------------

EXPENSES:
Investment advisory fees.........................................              210,197             1,033,196              905,290
Accounting and administration fees...............................               23,114               173,347              114,308
Licensing fees...................................................               17,635               312,131              226,323
Audit and tax fees...............................................               11,525                12,556               11,975
Custodian fees...................................................                5,735                43,770               40,665
Listing fees.....................................................                4,006                 5,246                3,808
Trustees' fees and expenses......................................                2,844                 8,442                6,078
Transfer agent fees..............................................                2,102                17,220               11,316
Printing fees....................................................                1,997                22,065               30,977
Legal fees.......................................................                1,545                18,123               15,674
Expenses previously waived or reimbursed.........................                   --                    --                   --
Registration and filing fees.....................................              (1,153)               (4,885)                6,661
Other expenses...................................................                2,863                12,983                3,147
                                                                      ----------------    ------------------    -----------------
      Total expenses.............................................              282,410             1,654,194            1,376,222

      Less fees waived and expenses reimbursed by the investment
         advisor.................................................              (30,173)             (104,400)             (18,287)
                                                                      ----------------    ------------------    -----------------
      Net expenses...............................................              252,237             1,549,794            1,357,935
                                                                      ----------------    ------------------    -----------------

NET INVESTMENT INCOME (LOSS).....................................              316,074            12,569,728            2,023,481
                                                                      ----------------    ------------------    -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments................................................              326,545            (2,487,128)          (6,072,552)
      In-kind redemptions........................................            4,352,775            49,205,777           22,946,891
                                                                      ----------------    ------------------    -----------------
Net realized gain (loss).........................................            4,679,320            46,718,649           16,874,339
Net change in unrealized appreciation (depreciation).............           (6,592,106)            9,572,515            6,280,559
                                                                      ----------------    ------------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................           (1,912,786)           56,291,164           23,154,898
                                                                      ----------------    ------------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS............................................     $     (1,596,712)   $       68,860,892    $      25,178,379
                                                                      ================    ==================    =================


Page 56                 See Notes to Financial Statements

        FIRST TRUST         FIRST TRUST          FIRST TRUST             FIRST TRUST          FIRST TRUST          FIRST TRUST
         NYSE ARCA           DOW JONES             CAPITAL              VALUE LINE(R)        VALUE LINE(R)      VALUE LINE(R) 100
       BIOTECHNOLOGY         INTERNET             STRENGTH            EQUITY ALLOCATION        DIVIDEND          EXCHANGE-TRADED
        INDEX FUND          INDEX FUND               ETF                 INDEX FUND           INDEX FUND              FUND
           (FBT)               (FDN)               (FTCS)                   (FVI)                (FVD)                (FVL)
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------

      $       931,834     $     1,260,269      $       887,841        $          40,304     $    15,440,553     $         402,264
                   --                  --                   --                    (497)           (227,205)               (6,658)
            2,243,073           1,807,465                   --                       --                  --                    --
                   --                 122                   --                        1                  --                    --
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------
            3,174,907           3,067,856              887,841                   39,808          15,213,348               395,606
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------


            2,287,580           3,953,379              177,446                   12,848           2,051,075               144,957
              278,975             419,215               18,635                    2,766             206,462                15,630
              457,516             588,929                7,268                    3,944             622,191                45,838
               13,017              14,705               11,481                   11,376              12,745                11,464
               71,010             120,332                4,442                      321              51,420                 3,624
                4,006               5,246                2,649                   11,246              12,486                11,246
               12,942              22,523                2,624                    2,054               9,699                 2,546
               26,672              30,468                1,775                      128              20,511                 1,450
               67,084              98,834                5,140                    1,826              28,031                 3,711
               35,894              66,644                2,083                      141              22,641                 1,695
               75,700                  --                   --                       --                  --                    --
                  103              (2,099)                  17                      (57)             (2,925)                 (339)
               12,682              22,798                2,482                    1,622              14,164                 2,964
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------
            3,343,181           5,343,073              236,042                   48,215           3,048,500               244,786


                   --                  --               (5,363)                 (30,228)           (176,995)              (41,847)
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------
            3,343,181           5,343,073              230,679                   17,987           2,871,505               202,939
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------

             (168,274)         (2,275,217)             657,162                   21,821          12,341,843               192,667
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------


           (2,622,106)        (25,339,327)            (163,903)                 128,649          (1,144,814)            3,682,096
          106,591,641         255,411,181            3,318,030                  309,500          45,169,516               426,429
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------
          103,969,535         230,071,854            3,154,127                  438,149          44,024,702             4,108,525
           82,504,430        (286,049,029)             487,310                 (189,993)         13,114,586             1,629,605
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------
          186,473,965         (55,977,175)           3,641,437                  248,156          57,139,288             5,738,130
      ---------------     ---------------      ---------------        -----------------     ---------------     -----------------

      $   186,305,691     $   (58,252,392)     $     4,298,599        $         269,977     $    69,481,131     $       5,930,797
      ===============     ===============      ===============        =================     ===============     =================


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                        FIRST TRUST
                                                                      DOW JONES SELECT                      MORNINGSTAR
                                                                          MICROCAP                       DIVIDEND LEADERS
                                                                         INDEX FUND                         INDEX FUND
                                                                            (FDM)                              (FDL)
                                                              ---------------------------------  ---------------------------------
                                                                  For the                            For the
                                                              Six Months Ended   For the Year    Six Months Ended   For the Year
                                                                 6/30/2014           Ended          6/30/2014           Ended
                                                                (Unaudited)       12/31/2013       (Unaudited)       12/31/2013
                                                              ----------------  ---------------  ----------------  ---------------
OPERATIONS:
   Net investment income (loss)...........................    $        316,074  $       906,466  $     12,569,728  $    22,539,320
   Net realized gain (loss)...............................           4,679,320       19,676,173        46,718,649       56,031,348
   Net change in unrealized appreciation (depreciation)...          (6,592,106)      12,455,819         9,572,515       42,242,896
                                                              ----------------  ---------------  ----------------  ---------------
   Net increase (decrease) in net assets resulting from
       operations.........................................          (1,596,712)      33,038,458        68,860,892      120,813,564
                                                              ----------------  ---------------  ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................            (339,328)        (986,641)      (11,893,996)     (22,580,041)
                                                              ----------------  ---------------  ----------------  ---------------
   Total distributions to shareholders....................            (339,328)        (986,641)      (11,893,996)     (22,580,041)
                                                              ----------------  ---------------  ----------------  ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................                  --      123,859,631       231,107,322      404,778,385
   Cost of shares redeemed................................         (26,369,527)    (106,112,766)     (217,833,642)    (361,092,133)
                                                              ----------------  ---------------  ----------------  ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................         (26,369,527)      17,746,865        13,273,680       43,686,252
                                                              ----------------  ---------------  ----------------  ---------------

   Total increase (decrease) in net assets................         (28,305,567)      49,798,682        70,240,576      141,919,775

NET ASSETS:
   Beginning of period....................................          91,080,056       41,281,374       687,436,720      545,516,945
                                                              ----------------  ---------------  ----------------  ---------------
   End of period..........................................    $     62,774,489  $    91,080,056  $    757,677,296  $   687,436,720
                                                              ================  ===============  ================  ===============
   Accumulated net investment income (loss)
      at end of period....................................    $        (23,254) $            --  $        675,732  $            --
                                                              ================  ===============  ================  ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................           2,805,000        1,805,000        31,350,002       29,550,002
   Shares sold............................................                  --        4,650,000         9,700,000       19,350,000
   Shares redeemed........................................            (850,000)      (3,650,000)       (9,200,000)     (17,550,000)
                                                              ----------------  ---------------  ----------------  ---------------
   Shares outstanding, end of period......................           1,955,000        2,805,000        31,850,002       31,350,002
                                                              ================  ===============  ================  ===============


Page 58                 See Notes to Financial Statements

                                          FIRST TRUST                      FIRST TRUST
         FIRST TRUST                       NYSE ARCA                        DOW JONES
            US IPO                       BIOTECHNOLOGY                       INTERNET
          INDEX FUND                       INDEX FUND                       INDEX FUND
            (FPX)                            (FBT)                            (FDN)
---------------------------------  ---------------------------------  ---------------------------------

    For the                            For the                            For the
Six Months Ended   For the Year    Six Months Ended   For the Year    Six Months Ended   For the Year
   6/30/2014           Ended          6/30/2014           Ended          6/30/2014           Ended
  (Unaudited)       12/31/2013       (Unaudited)       12/31/2013       (Unaudited)       12/31/2013
----------------  ---------------  ----------------  ---------------  ----------------  ---------------


$      2,023,481  $       867,950  $       (168,274) $    (1,398,537) $     (2,275,217) $    (3,407,246)
      16,874,339         (617,310)      103,969,535      (23,658,670)      230,071,854      120,583,987
       6,280,559       47,510,415        82,504,430      214,346,364      (286,049,029)     401,945,182
----------------  ---------------  ----------------  ---------------  ----------------  ---------------

      25,178,379       47,761,055       186,305,691      189,289,157       (58,252,392)     519,121,923
----------------  ---------------  ----------------  ---------------  ----------------  ---------------


      (2,153,885)        (957,120)               --               --                --               --
----------------  ---------------  ----------------  ---------------  ----------------  ---------------
      (2,153,885)        (957,120)               --               --                --               --
----------------  ---------------  ----------------  ---------------  ----------------  ---------------


     206,022,912      282,040,963       390,520,882      611,554,944       775,196,796    1,166,724,606
     (94,329,167)      (2,128,720)     (221,776,654)     (86,379,184)     (782,890,720)    (313,875,794)
----------------  ---------------  ----------------  ---------------  ----------------  ---------------

     111,693,745      279,912,243       168,744,228      525,175,760        (7,693,924)     852,848,812
----------------  ---------------  ----------------  ---------------  ----------------  ---------------

     134,718,239      326,716,178       355,049,919      714,464,917       (65,946,316)   1,371,970,735


     351,375,559       24,659,381       953,910,098      239,445,181     1,929,852,279      557,881,544
----------------  ---------------  ----------------  ---------------  ----------------  ---------------
$    486,093,798  $   351,375,559  $  1,308,960,017  $   953,910,098  $  1,863,905,963  $ 1,929,852,279
================  ===============  ================  ===============  ================  ===============

$       (130,404) $            --  $       (168,274) $            --  $     (2,275,217) $            --
================  ===============  ================  ===============  ================  ===============


       7,750,002          800,002        13,800,002        5,200,002        32,250,002       14,300,002
       4,400,000        7,000,000         5,100,000       10,050,000        12,900,000       24,000,000
      (2,050,000)         (50,000)       (3,000,000)      (1,450,000)      (13,850,000)      (6,050,000)
----------------  ---------------  ----------------  ---------------  ----------------  ---------------
      10,100,002        7,750,002        15,900,002       13,800,002        31,300,002       32,250,002
================  ===============  ================  ===============  ================  ===============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                        FIRST TRUST
                                                                      CAPITAL STRENGTH            VALUE LINE(R) EQUITY ALLOCATION
                                                                             ETF                            INDEX FUND
                                                                           (FTCS)                              (FVI)
                                                              ---------------------------------  ---------------------------------
                                                                  For the                            For the
                                                              Six Months Ended   For the Year    Six Months Ended   For the Year
                                                                 6/30/2014           Ended          6/30/2014           Ended
                                                                (Unaudited)       12/31/2013       (Unaudited)       12/31/2013
                                                              ----------------  ---------------  ----------------  ---------------
OPERATIONS:
   Net investment income (loss)...........................    $        657,162  $       690,767  $         21,821  $        41,442
   Net realized gain (loss)...............................           3,154,127        7,688,429           438,149          703,502
   Net change in unrealized appreciation (depreciation)...             487,310        4,261,985          (189,993)         589,610
                                                              ----------------  ---------------  ----------------  ---------------
   Net increase (decrease) in net assets resulting
      from operations.....................................           4,298,599       12,641,181           269,977        1,334,554
                                                              ----------------  ---------------  ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................            (658,626)        (684,781)          (21,600)         (43,260)
                                                              ----------------  ---------------  ----------------  ---------------
   Total distributions to shareholders....................            (658,626)        (684,781)          (21,600)         (43,260)
                                                              ----------------  ---------------  ----------------  ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................          33,699,668       67,370,800         1,262,594               --
   Cost of shares redeemed................................         (23,737,417)     (46,328,268)       (1,271,558)              --
                                                              ----------------  ---------------  ----------------  ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................           9,962,251       21,042,532            (8,964)              --
                                                              ----------------  ---------------  ----------------  ---------------

   Total increase (decrease) in net assets................          13,602,224       32,998,932           239,413        1,291,294

NET ASSETS:
   Beginning of period....................................          65,706,122       32,707,190         5,159,626        3,868,332
                                                              ----------------  ---------------  ----------------  ---------------
   End of period..........................................    $     79,308,346  $    65,706,122  $      5,399,039  $     5,159,626
                                                              ================  ===============  ================  ===============
   Accumulated net investment income (loss)
      at end of period....................................    $         11,586  $        13,050  $            221  $            --
                                                              ================  ===============  ================  ===============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period................           1,950,002        1,300,002           200,002          200,002
   Shares sold............................................           1,000,000        2,200,000            50,000               --
   Shares redeemed........................................            (700,000)      (1,550,000)          (50,000)              --
                                                              ----------------  ---------------  ----------------  ---------------

   Shares outstanding, end of period......................           2,250,002        1,950,002           200,002          200,002
                                                              ================  ===============  ================  ===============


Page 60                 See Notes to Financial Statements

           FIRST TRUST                        FIRST TRUST
     VALUE LINE(R) DIVIDEND                VALUE LINE(R) 100
           INDEX FUND                    EXCHANGE-TRADED FUND
              (FVD)                              (FVL)
---------------------------------  ---------------------------------
    For the                            For the
Six Months Ended   For the Year    Six Months Ended   For the Year
   6/30/2014           Ended          6/30/2014           Ended
  (Unaudited)       12/31/2013       (Unaudited)       12/31/2013
----------------  ---------------  ----------------  ---------------

$     12,341,843  $    17,276,342  $        192,667  $       172,218
      44,024,702       61,770,695         4,108,525       14,165,321
      13,114,586       70,064,896         1,629,605        2,221,485
----------------  ---------------  ----------------  ---------------

      69,481,131      149,111,933         5,930,797       16,559,024
----------------  ---------------  ----------------  ---------------


     (12,335,669)     (16,843,619)         (190,811)        (179,357)
----------------  ---------------  ----------------  ---------------
     (12,335,669)     (16,843,619)         (190,811)        (179,357)
----------------  ---------------  ----------------  ---------------


     293,542,792      499,922,070         5,710,658       54,675,682
    (251,547,328)    (343,932,195)       (6,606,064)     (60,632,280)
----------------  ---------------  ----------------  ---------------

      41,995,464      155,989,875          (895,406)      (5,956,598)
----------------  ---------------  ----------------  ---------------

      99,140,926      288,258,189         4,844,580       10,423,069


     796,361,430      508,103,241        56,057,947       45,634,878
----------------  ---------------  ----------------  ---------------
$    895,502,356  $   796,361,430  $     60,902,527  $    56,057,947
================  ===============  ================  ===============

$        307,020  $       300,846  $          1,856  $            --
================  ===============  ================  ===============


      37,287,986       29,387,986         3,039,982        3,439,982
      13,350,000       25,300,000           300,000        3,300,000
     (11,450,000)     (17,400,000)         (350,000)      (3,700,000)
----------------  ---------------  ----------------  ---------------

      39,187,986       37,287,986         2,989,982        3,039,982
================  ===============  ================  ===============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    32.47     $    22.87     $    20.09     $    22.17     $    17.70     $    14.74
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.13           0.25           0.35           0.10           0.09           0.09
Net realized and unrealized gain (loss)       (0.35)          9.62           2.83          (2.02)          4.46           2.97
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (0.22)          9.87           3.18          (1.92)          4.55           3.06
                                         ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.14)         (0.27)         (0.40)         (0.16)         (0.08)         (0.10)
Return of capital                                --             --             --             --             --          (0.00) (a)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                           (0.14)         (0.27)         (0.40)         (0.16)         (0.08)         (0.10)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    32.11     $    32.47     $    22.87     $    20.09     $    22.17     $    17.70
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              (0.67)%        43.32%         15.86%         (8.69)%        25.77%         20.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   62,774     $   91,080     $   41,281     $   52,328     $  153,050     $   18,679
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.67% (c)      0.72%          0.76%          0.71%          0.86%          0.94%
Ratio of net expenses to average
   net assets                                  0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average
   net assets                                  0.75% (c)      0.93%          1.38%          0.40%          0.94%          0.69%
Portfolio turnover rate (d)                       5%            70%            71%            59%            86%            86%



FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    21.93     $    18.46     $    17.57     $    15.92     $    14.27     $    13.09
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.40           0.69           0.71           0.61           0.57           0.56
Net realized and unrealized gain (loss)        1.84           3.47           0.89           1.65           1.66           1.19
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               2.24           4.16           1.60           2.26           2.23           1.75
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.38)         (0.69)         (0.71)         (0.61)         (0.58)         (0.57)
Return of capital                                --             --             --             --          (0.00) (a)        --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                           (0.38)         (0.69)         (0.71)         (0.61)         (0.58)         (0.57)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    23.79     $    21.93     $    18.46     $    17.57     $    15.92     $    14.27
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              10.29%         22.71%          9.14%         14.44%         16.05%         14.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  757,677     $  687,437     $  545,517     $  447,030     $  143,294     $   48,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.48% (c)      0.49%          0.51%          0.56%          0.66%          0.79%
Ratio of net expenses to average
   net assets                                  0.45% (c)      0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss)
   to average net assets                       3.65% (c)      3.61%          3.88%          3.98%          4.22%          4.64%
Portfolio turnover rate (d)                      33%            35%            31%            27%            30%            81%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 62                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND (FPX)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    45.34     $    30.82     $    23.99     $    23.51     $    20.08     $    14.09
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.19           0.22           0.31           0.18           0.20           0.59
Net realized and unrealized gain (loss)        2.80          14.53           6.87           0.55           3.45           5.72
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               2.99          14.75           7.18           0.73           3.65           6.31
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.20)         (0.23)         (0.35)         (0.25)         (0.22)         (0.32)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    48.13     $    45.34     $    30.82     $    23.99     $    23.51     $    20.08
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               6.61%         47.98%         30.01%          3.11%         18.28%         44.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  486,094     $  351,376     $   24,659     $   15,594     $   15,283     $   11,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.61% (b)      0.66%          1.01%          1.01%          1.32%          1.34%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                       0.89% (b)      0.69%          1.27%          0.70%          1.28%          3.59%
Portfolio turnover rate (c)                      19%            30%            48%            44%            43%            30%


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                          6/30/2014     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    69.12     $    46.05     $    32.68     $    39.07     $    28.54     $    19.70
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (0.01)         (0.10)         (0.22)         (0.30)         (0.17)         (0.16)
Net realized and unrealized gain (loss)       13.21          23.17          13.59          (6.09)         10.70           9.00
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              13.20          23.07          13.37          (6.39)         10.53           8.84
                                         ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period           $    82.32     $    69.12     $    46.05     $    32.68     $    39.07     $    28.54
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              19.10%         50.10%         40.91%        (16.36)%        36.90%         44.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $1,308,960     $  953,910     $  239,445     $  183,030     $  201,220     $   67,068
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.58% (b)      0.60%          0.61%          0.61%          0.66%          0.72%
Ratio of net expenses to average
   net assets                                  0.58% (b)      0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                      (0.03)%(b)     (0.26)%        (0.48)%        (0.54)%        (0.60)%        (0.60)%
Portfolio turnover rate (c)                       9%            48%            39%            44%            35%            44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    59.84     $    39.01     $    32.28     $    34.27     $    25.11     $    14.01
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (0.07)         (0.11)         (0.08)         (0.10)          0.04          (0.05)
Net realized and unrealized gain (loss)       (0.22)         20.94           6.81          (1.87)          9.16          11.15
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (0.29)         20.83           6.73          (1.97)          9.20          11.10
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            --             --             --          (0.02)         (0.04)            --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $     9.55     $    59.84     $    39.01     $    32.28     $    34.27     $    25.11
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              (0.48)%        53.40%         20.85%         (5.74)%        36.63%         79.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $1,863,906     $1,929,852     $  557,882     $  519,683     $  589,480     $   86,615
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.54% (b)      0.57%          0.60%          0.60%          0.66%          0.73%
Ratio of net expenses to average
   net assets                                  0.54% (b)      0.57%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                      (0.23)% (b)    (0.28)%        (0.23)%        (0.25)%         0.26%         (0.46)%
Portfolio turnover rate (c)                      12%            17%            33%            18%            16%            35%


FIRST TRUST CAPITAL STRENGTH EFT (FTCS)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    33.70     $    25.16     $    21.82     $    22.90     $    20.47     $    14.90
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.31           0.45           0.45           0.35           0.39           0.28
Net realized and unrealized gain (loss)        1.55           8.54           3.34          (1.01)          2.44           5.57
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               1.86           8.99           3.79          (0.66)          2.83           5.85
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.31)         (0.45)         (0.45)         (0.42)         (0.40)         (0.28)
Return of capital                                --             --             --             --          (0.00) (d)        --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                           (0.31)          0.45)         (0.45)         (0.42)         (0.40)         (0.28)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    35.25     $    33.70     $    25.16     $    21.82     $    22.90     $     20.47
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               5.58%         35.90%         17.45%         (2.94)%        14.04%         39.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   79,308     $   65,706     $   32,707     $   31,643     $   36,633     $   51,164
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.67% (b)      0.76%          0.83%          0.82%          0.86%          0.87%
Ratio of net expenses to average
   net assets                                  0.65% (b)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets                          1.85% (b)      1.59%          1.84%          1.51%          1.58%          1.57%
Portfolio turnover rate (c)                      47%           156%            84%           114%           197%           171%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.


Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    25.80     $    19.34     $    18.16     $    20.30     $    17.21     $    12.98
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.11           0.21           0.34           0.21           0.29           0.18
Net realized and unrealized gain (loss)        1.19           6.47           1.24          (2.14)          3.09           4.23
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               1.30           6.68           1.58          (1.93)          3.38           4.41
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.11)         (0.22)         (0.40)         (0.21)         (0.29)         (0.18)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    26.99     $    25.80     $    19.34     $    18.16     $    20.30     $    17.21
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               5.04%         34.65%          8.74%         (9.56)%        19.85%         34.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $    5,399     $    5,160     $    3,868     $    6,357     $    7,106     $    6,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  1.88% (b)      2.01%          1.85%          1.39%          1.35%          1.24%
Ratio of net expenses to average
   net assets                                  0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                          0.85% (b)      0.91%          1.64%          1.05%          1.29%          1.24%
Portfolio turnover rate (c)                      79%           186%           203%           184%           205%           191%


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)


                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    21.36     $    17.29     $    16.01     $    15.08     $    13.37     $    11.55
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.32           0.50           0.50           0.42           0.41 (d)       0.38
Net realized and unrealized gain (loss)        1.49           4.06           1.28           0.93           1.71           1.82
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               1.81           4.56           1.78           1.35           2.12           2.20
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.32)         (0.49)         (0.50)         (0.42)         (0.40)         (0.38)
Return of capital                                --             --             --             --          (0.01)            --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                           (0.32)         (0.49)         (0.50)         (0.42)         (0.41)         (0.38)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    22.85     $    21.36     $    17.29     $    16.01     $    15.08     $    13.37
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               8.52%         26.57%         11.17%          9.03%         16.08%         19.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  895,502     $  796,361     $  508,103     $  366,399     $  218,510      $  153,618
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.74% (b)      0.76%          0.78%          0.79%          0.84%          0.80%
Ratio of net expenses to average
   net assets                                  0.70% (b)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                          3.01% (b)      2.57%          3.03%          2.84%          2.94%          3.30%
Portfolio turnover rate (c)                      34%            71%            54%            53%            55%           101%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Per share amounts have been calculated using the average share method.



                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

                                          FOR THE
                                      SIX MONTHS ENDED   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    18.44     $    13.27     $    12.37     $    13.52     $    10.44     $     9.26
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.06           0.06           0.15           0.08           0.00 (a)      (0.01)
Net realized and unrealized gain (loss)        1.93           5.17           0.90          (1.15)          3.08           1.19
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations               1.99           5.23           1.05          (1.07)          3.08           1.18
                                         ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.06)         (0.06)         (0.15)         (0.08)            --             --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period           $    20.37     $    18.44     $    13.27     $    12.37     $    13.52     $    10.44
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              10.82%         39.44%          8.53%         (7.92)%        29.50%         12.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   60,903     $   56,058     $   45,635     $   55,543     $   88,431     $   60,433
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.84% (c)      0.87%          0.87%          0.82%          0.87%          0.85%
Ratio of net expenses to average
   net assets                                  0.70% (c)      0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                          0.66% (c)      0.35%          1.03%          0.47%          0.01%         (0.08)%
Portfolio turnover rate (d)                     179%           350%           304%           202%           266%           235%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 66                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc.
            ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca
            ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN") First Trust Capital Strength ETF - (The NASDAQ(R) Stock Market, LLC
            ("NASDAQ") ticker "FTCS")
      First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca
            ticker "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
            "FVL")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                  INDEX
First Trust Dow Jones Select MicroCap Index Fund                      Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund                   Morningstar(R) Dividend Leaders(SM) Index
First Trust US IPO Index Fund                                         IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                        NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index Fund                             Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                      The Capital Strength Index(TM)
First Trust Value Line(R) Equity Allocation Index Fund                Value Line(R) Equity Allocation Index
First Trust Value Line(R) Dividend Index Fund                         Value Line(R) Dividend Index First
Trust Value Line(R) 100 Exchange-Traded Fund                          Value Line(R) 100 Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments will be valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

         1) the type of security;

         2) the size of the holding;

         3) the initial cost of the security;

         4) transactions in comparable securities;

         5) price quotes from dealers and/or pricing services;

         6) relationships among various securities;

         7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

         8) an analysis of the issuer's financial statements; and

         9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

Distributions received from a Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The tax character of distributions paid by each Fund during the year ended December 31, 2013 was as follows:

                                                                                             Distributions       Distributions
                                                                     Distributions paid           paid               paid
                                                                       from Ordinary          from Capital        from Return
                                                                           Income                Gains            of Capital
                                                                     ------------------     ----------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                     $          986,641     $             --    $            --
First Trust Morningstar Dividend Leaders Index Fund                          22,580,041                   --                 --
First Trust US IPO Index Fund                                                   957,120                   --                 --
First Trust NYSE Arca Biotechnology Index Fund                                       --                   --                 --
First Trust Dow Jones Internet Index Fund                                            --                   --                 --
First Trust Capital Strength ETF                                                684,781                   --                 --
First Trust Value Line(R) Equity Allocation Index Fund                           43,260                   --                 --
First Trust Value Line(R) Dividend Index Fund                                16,843,619                   --                 --
First Trust Value Line(R) 100 Exchange-Traded Fund                              179,357                   --                 --


As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated
                                                                       Undistributed          Capital and       Net Unrealized
                                                                          Ordinary               Other           Appreciation
                                                                           Income             Gain (Loss)       (Depreciation)
                                                                     ------------------     ----------------    ----------------
First Trust Dow Jones Select MicroCap Index Fund                     $               --     $    (24,396,167)   $    15,101,451
First Trust Morningstar Dividend Leaders Index Fund                                  --          (39,074,976)        54,412,996
First Trust US IPO Index Fund                                                        --           (6,950,816)        48,680,165
First Trust NYSE Arca Biotechnology Index Fund                                       --          (72,817,700)       179,160,589
First Trust Dow Jones Internet Index Fund                                            --          (26,299,453)       410,959,394
First Trust Capital Strength ETF                                                 13,050          (24,294,953)         6,040,734
First Trust Value Line(R) Equity Allocation Index Fund                               --           (5,435,056)           785,534
First Trust Value Line(R) Dividend Index Fund                                   300,846          (42,844,975)       103,097,728
First Trust Value Line(R) 100 Exchange-Traded Fund                                   --          (90,050,408)         3,242,415


E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

                                     Loss         Loss        Loss         Loss        Loss        Post-        Total
                                   Available   Available    Available   Available   Available   Enactment -    Capital
                                    Through     Through      Through     Through     Through        No          Loss
                                     2014         2015        2016         2017        2018     Expiration    Available
                                  -----------  ----------  -----------  ----------  ----------  -----------  -----------
First Trust Dow Jones Select
     MicroCap Index Fund          $ 1,604,481  $  910,503  $   902,807  $3,227,616  $5,096,533  $12,654,227  $24,396,167
First Trust Morningstar Dividend
     Leaders Index Fund               202,279     198,670   14,962,284  16,831,977     473,435    6,406,331   39,074,976
First Trust US IPO Index Fund         303,759     740,683    2,682,788   1,127,563      65,058    2,030,965    6,950,816
First Trust NYSE Arca
     Biotechnology Index Fund              --          --    2,061,136   5,787,577   1,039,054   63,929,933   72,817,700
First Trust Dow Jones Internet
     Index Fund                            --          --    6,295,170   1,163,966          --   18,840,317   26,299,453
First Trust Capital Strength ETF           --     189,266   11,401,861  11,336,270   1,367,556           --   24,294,953
First Trust Value Line(R) Equity
     Allocation Index Fund                 --   1,392,919    1,168,041   2,421,122          --      452,974    5,435,056
First Trust Value Line(R)
     Dividend Index Fund                   --     904,989   21,855,796  19,646,203     437,987           --   42,844,975
First Trust Value Line(R) 100
     Exchange-Traded Fund                  --   1,905,072   47,805,834  29,477,928          --   10,861,574   90,050,408


During the taxable year ended December 31, 2013, the following Funds utilized capital loss carryforwards in the following amounts:


                                                        Pre-Enactment Capital Loss         Post- Enactment Capital
                                                          Carryforward Utilized           Loss Carryforward Utilized
                                                      ------------------------------  ----------------------------------
First Trust Dow Jones Internet Index Fund                       $     --                         $  4,701,656
First Trust Capital Strength ETF                                 687,502                              846,086
First Trust Value Line(R) Equity Allocation Index Fund                --                              699,054
First Trust Value Line(R) Dividend Index Fund                   3,583,030                           1,215,368
First Trust Value Line(R) 100 Exchange-Traded Fund                    --                            6,536,026


During the taxable year ended December 31, 2013, the following Fund's capital loss carryforward expired in the following amount:

                                                     Capital Loss Carryforward
                                                              Expired
                                                    ----------------------------
First Trust Morningstar Dividend Leaders Index Fund           $ 52,755

F. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") or First Trust Portfolios L.P. have entered into licensing agreements with each of the following "Licensors" for the respective
Funds:

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones & Company, Inc. First
Trust Morningstar Dividend Leaders Index Fund                   Morningstar, Inc.
First Trust US IPO Index Fund                                   IPOX Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index Fund                       Dow Jones & Company, Inc.
First Trust Capital Strength ETF                                The NASDAQ OMX Group, Inc.
First Trust Value Line(R) Equity Allocation Index Fund          Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line Publishing, Inc.(R)


The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                               % of Average
                                                             Daily Net Assets
                                                           ---------------------
First Trust Dow Jones Select MicroCap Index Fund                   0.50%
First Trust Morningstar Dividend Leaders Index Fund                0.30%
First Trust US IPO Index Fund                                      0.40%
First Trust NYSE Arca Biotechnology Index Fund                     0.40%
First Trust Dow Jones Internet Index Fund                          0.40%
First Trust Capital Strength ETF                                   0.50%
First Trust Value Line(R) Equity Allocation Index Fund             0.50%
First Trust Value Line(R) Dividend Index Fund                      0.50%
First Trust Value Line(R) 100 Exchange-Traded Fund                 0.50%

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2015.

                                                                Expense Cap
                                                           ---------------------
First Trust Dow Jones Select MicroCap Index Fund                   0.60%
First Trust Morningstar Dividend Leaders Index Fund                0.45%
First Trust US IPO Index Fund                                      0.60%
First Trust NYSE Arca Biotechnology Index Fund                     0.60%
First Trust Dow Jones Internet Index Fund                          0.60%
First Trust Capital Strength ETF                                   0.65%
First Trust Value Line(R) Equity Allocation Index Fund             0.70%
First Trust Value Line(R) Dividend Index Fund                      0.70%
First Trust Value Line(R) 100 Exchange-Traded Fund                 0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:


                                                                     Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                                    --------------------------------------------------------------
                                       Advisory                        Year         Year         Year      Six Months
                                          Fee          Expense        Ended        Ended        Ended        Ended
                                        Waivers     Reimbursement   12/31/2011   12/31/2012   12/31/2013   6/30/2014      Total
                                       ---------    -------------   ----------   ----------   ----------   ----------   ----------
First Trust Dow Jones Select
     MicroCap Index Fund               $  30,173    $          --   $   81,873   $   79,603   $ 115,749    $   30,173   $  307,398
First Trust Morningstar Dividend
     Leaders Index Fund                  104,400               --      182,849      322,632      269,543      104,400      879,424
First Trust US IPO Index Fund             18,287               --       38,563       76,150       70,526       18,287      203,526
First Trust Capital Strength ETF           5,363               --       27,682       59,498       49,536        5,363      142,079
First Trust Value Line(R) Equity
     Allocation Index Fund                12,848           17,380       25,269       59,245       59,346        30,22    8 174,088
First Trust Value Line(R) Dividend
     Index Fund                          176,995               --      160,248      350,127      391,960      176,995    1,079,330
First Trust Value Line(R) 100
     Exchange-Traded Fund                 41,847               --       41,603       88,774       81,246       41,847      253,470


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases              Sales
                                                             ------------------   ------------------
First Trust Dow Jones Select MicroCap Index Fund              $       3,937,928    $       3,932,241
First Trust Morningstar Dividend Leaders Index Fund                 234,247,025          232,754,319
First Trust US IPO Index Fund                                        87,017,684           86,050,113
First Trust NYSE Arca Biotechnology Index Fund                      105,164,615          101,895,477
First Trust Dow Jones Internet Index Fund                           231,580,504          232,401,255
First Trust Capital Strength ETF                                     33,845,625           33,763,184
First Trust Value Line(R) Equity Allocation Index Fund                4,118,592            4,111,993
First Trust Value Line(R) Dividend Index Fund                       284,461,733          283,462,837
First Trust Value Line(R) 100 Exchange-Traded Fund                  105,060,454          105,107,294

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

For the six months ended June 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases              Sales
                                                             ------------------   ------------------
First Trust Dow Jones Select MicroCap Index Fund             $              --    $       26,342,741
First Trust Morningstar Dividend Leaders Index Fund                 230,285,761          218,138,794
First Trust US IPO Index Fund                                       205,346,904           94,410,927
First Trust NYSE Arca Biotechnology Index Fund                      389,883,076          221,662,325
First Trust Dow Jones Internet Index Fund                           773,707,905          782,141,034
First Trust Capital Strength ETF                                     33,663,336           23,754,703
First Trust Value Line(R) Equity Allocation Index Fund                1,260,693            1,276,717
First Trust Value Line(R) Dividend Index Fund                       292,950,043          251,806,630
First Trust Value Line(R) 100 Exchange-Traded Fund                    5,712,474            6,604,252


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  Number of Securities              Creation
                   in a Creation Unit           Transaction Fee
                  --------------------          ---------------
                          1-100                      $  500
                        101-200                      $1,000
                        201-300                      $1,500
                        301-400                      $2,000
                        401-500                      $2,500
                        501-600                      $3,000
                        601-700                      $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  Number of Securities             Redemption
                   in a Creation Unit           Transaction Fee
                  --------------------          ---------------
                          1-100                      $  500
                        101-200                      $1,000
                        201-300                      $1,500
                        301-400                      $2,000
                        401-500                      $2,500
                        501-600                      $3,000
                        601-700                      $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Value Line(R) 100 Exchange-Traded Fund (FVL) First Trust Value Line(R) Dividend Index Fund (FVD)
      First Trust Dow Jones Select MicroCap Index Fund (FDM)
      First Trust Morningstar Dividend Leaders Index Fund (FDL) First Trust US IPO Index Fund (FPX)
      First Trust NYSE Arca Biotechnology Index Fund (FBT)
      First Trust Dow Jones Internet Index Fund (FDN)
      First Trust Capital Strength ETF (FTCS)
      First Trust Value Line(R) Equity Allocation Index Fund (FVI)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs for each Fund selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2015. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by Lipper showing the advisory fees and expense ratios of each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group. Because each Fund's Lipper Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratio of FDN was below the median total expense ratio of the peer funds in its Lipper Peer Group and that the total (net) expense ratios of FDL, FVD, FBT, FTCS, FVL, FVI, FDM and FPX were above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group. The Board also reviewed data provided by First Trust showing the expense ratios of each Fund as compared to each Fund's respective FT Peer Group. The Board noted that the comparison of the Funds' expense ratios to their respective FT Peer Group provided similar results. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios/unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

With the exception of First Trust Dow Jones Select MicroCap Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invests in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The First Trust Dow Jones Select MicroCap Index Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Dow Jones Internet Index Fund invests in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund and First Trust Capital Strength ETF invest in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Index Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Value Line(R) Equity Allocation Index Fund and First Trust Dow Jones Select Micro Cap Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust Dow Jones Internet Index Fund invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange Traded Fund and First Trust Dow Jones Internet Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Morningstar Dividend Leaders Index Fund and First Trust Value Line(R) Dividend Index Fund invest in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The First Trust Dow Jones Internet Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

With the exception of First Trust Capital Strength ETF and First Trust Dow Jones Select MicroCap Index Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust Value Line(R) 100 Exchange-Traded Fund, involves risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

        NOT FDIC INSURED     NOT BANK GUARANTEED      MAY LOSE VALUE

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund

        Book 2


First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)

First Trust S&P REIT Index Fund (FRI)

First Trust ISE Water Index Fund (FIW)

First Trust ISE-Revere Natural Gas Index Fund (FCG)

First Trust ISE Chindia Index Fund (FNI)

First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)

First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)



Semi-Annual Report
June 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 JUNE 30, 2014



Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)...................  4
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................  6
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT).............  8
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 10
   First Trust S&P REIT Index Fund (FRI)..................................... 12
   First Trust ISE Water Index Fund (FIW).................................... 14
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 16
   First Trust ISE Chindia Index Fund (FNI).................................. 18
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 20
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)................... 27
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................ 30
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)............. 31
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 34
   First Trust S&P REIT Index Fund (FRI)..................................... 36
   First Trust ISE Water Index Fund (FIW).................................... 39
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 40
   First Trust ISE Chindia Index Fund (FNI).................................. 42
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 45
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 47
Statements of Assets and Liabilities......................................... 54
Statements of Operations..................................................... 56
Statements of Changes in Net Assets.......................................... 58
Financial Highlights......................................................... 62
Notes to Financial Statements................................................ 67
Additional Information ...................................................... 76

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014



Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment, including performance and a market overview for the period. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the six months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2014 (UNAUDITED)



ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The U.S. economic recovery turned five years old in June. U.S. real GDP growth averaged 2.1% over that period, according to data from the Bureau of Economic Analysis. The International Monetary Fund's (IMF) latest forecast for U.S. growth in 2014 is 1.7%. The U.S. economy has shown improvement in the areas of job growth, manufacturing and housing. Whether or not the IMF's forecast is accurate, or perhaps even understated, the underpinnings of the economy have likely solidified considering the Federal Reserve's announcement in early July that it will end its bond buying (quantitative easing) program in October.

Americans are working hard to get their fiscal houses in order, in our opinion. The S&P/Experian Consumer Credit Default Composite Index stood at 1.02% in June 2014, down from 1.04% in May 2014 and down from 1.34% in June 2013, according to the S&P Dow Jones Indices. The 1.02% default rate represents a 10-year low.

Their confidence levels have also improved. In March 2009, the month in which the stock market bottomed in the last bear market, the Conference Board's Consumer Confidence Index posted a reading of 26.9. As of the close of June, the index stood at 86.4. While that is a sizable shift in sentiment, the index level is still below the 111.9 reading in mid-2007, just before the financial crisis.

U.S. STOCKS AND BONDS

In the first half of 2014, all of the major U.S. stock indices posted positive single-digit total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 7.14%, 7.50% and 3.22%, respectively, according to Bloomberg. All 10 major sectors in the S&P 500(R) Index posted positive total returns as well. The gains ranged from 0.60% for the S&P 500(R) Consumer Discretionary Index to 18.65% for the S&P 500(R) Utilities Index. As we have noted before, volatility has not been a problem for the market. In the first half of 2014, the VIX Index fell from a reading of 13.72 to close June at 11.57, significantly below its 10-year average of 20.04.

The outlook for earnings growth potential is relatively optimistic through 2015, according to consensus estimates from Bloomberg. The 2014 estimated earnings growth rates for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 8.07%, 13.82% and 22.71%, respectively, as of 8/11/14, according to Bloomberg. The estimates for 2015 were 11.09%, 15.40% and 22.14%, respectively.

From 1928-2013, the S&P 500(R) Index posted an average return (price-only) of 3.69% in the first half of the calendar year, compared to an average gain of 3.89% in the second half, according to Bespoke Investment Group. In the first half of 2014, the S&P 500(R) Index was up 6.05% (price-only). The first half of 2014 marked the fourth consecutive year with a first half gain of more than 5.00%. From 1928-2013, the S&P 500(R) Index posted a positive return 63% of the time in the first half of the year, compared to 67% for the second half.

In the U.S. bond market, the top-performing major debt group in the first half of 2014 was municipal bonds. The Barclays Municipal Bond: Long Bond 22+ Index posted a total return of 10.19%. The next closest domestic category was high yield corporate bonds, up 5.46%, as measured by the Barclays U.S. Corporate High Yield Index. Fixed-income securities benefitted from the retrenchment in interest rates in the first half of 2014. The yield on the benchmark 10-Year Treasury note, which had spiked 127 basis points in 2013, declined by 50 basis, from 3.03% to 2.53%.

FOREIGN STOCKS AND BONDS

Investors appeared to have regained their appetite for foreign debt securities in the first half of 2014. The Barclays Global Emerging Markets Index of debt securities, which fell 2.66% (USD) in 2013, posted a total return of 7.10% in the first half of 2014. The Barclays Global Aggregate Index of higher-quality debt, which declined by 2.60% (USD) in 2013, posted a total return of 4.93% over the same period. Investors also showed interest in foreign equities. The MSCI Emerging Markets Index posted a total return of 6.14% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of 5.40% (USD). The U.S. dollar declined by 0.3% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). So the dollar had little influence on returns for U.S. investors in the first half of 2014, in our opinion.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on The NASDAQ(R) Stock Market, LLC ("NASDAQ") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (4/19/06)        Ended       (4/19/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            7.98%       30.72%       21.42%         8.95%       163.91%       101.97%
Market Value                                   7.98%       30.88%       21.43%         8.96%       163.98%       102.02%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)            8.31%       31.51%       22.20%         9.64%       172.52%       112.64%
S&P 500(R) Index                               7.14%       24.61%       18.83%         7.31%       136.98%        78.34%
NASDAQ-100 Index(R)                            7.87%       34.17%       22.43%        11.19%       175.06%       138.51%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                      42.45%
Consumer Discretionary                      27.75
Health Care                                 14.14
Consumer Staples                             5.86
Industrials                                  5.83
Telecommunication Services                   2.99
Materials                                    0.98
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Vertex Pharmaceuticals, Inc.                 1.43%
Baidu, Inc., ADR                             1.05
DISH Network Corp., Class A                  1.04
Charter Communications, Inc., Class A        1.03
TripAdvisor, Inc.                            1.03
Tesla Motors, Inc.                           1.03
Facebook, Inc., Class A                      1.02
KLA-Tencor Corp.                             1.02
SBA Communications Corp., Class A            1.02
Micron Technology, Inc.                      1.01
                                           -------
     Total                                  10.68%
                                           =======


-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates are referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            APRIL 19, 2006 - JUNE 30, 2014

            First Trust NASDAQ-100                        NASDAQ-100
                Equal Weighted          S&P 500(R)      Equal Weighted      NASDAQ-100
                  Index Fund              Index           Index(SM)           Index(R)
04/06              $10000                $10000            $10000             $10000
12/06               10060                 10975             10097              10168
06/07               11050                 11739             11117              11217
12/07               11040                 11579             11142              12124
06/08                9673                 10199              9785              10708
12/08                6187                  7295              6292               7084
06/09                7653                  7526              7803               8671
12/09                9871                  9225             10100              10954
06/10                9314                  8612              9561              10278
12/10               11968                 10616             12321              13161
06/11               12867                 11254             13288              13849
12/11               11636                 10839             12063              13645
06/12               12704                 11868             13203              15750
12/12               13365                 12574             13927              16145
06/13               15450                 14312             16172              17774
12/13               18704                 16646             19636              22109
06/14               20197                 17835             21268              23849

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        144              0               0             0
01/01/10 - 12/31/10        155              1               0             0
01/01/11 - 12/31/11        151              0               0             0
01/01/12 - 12/31/12        157              0               0             0
01/01/13 - 12/31/13        203              0               0             0
01/01/14 - 06/30/14         69              2               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        104              3               1             0
01/01/10 - 12/31/10         95              1               0             0
01/01/11 - 12/31/11        101              0               0             0
01/01/12 - 12/31/12         92              1               0             0
01/01/13 - 12/31/13         49              0               0             0
01/01/14 - 06/30/14         53              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R), includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (4/19/06)        Ended       (4/19/06)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           13.12%       39.85%       21.08%         9.17%       160.22%       105.31%
Market Value                                  13.11%       39.52%       21.10%         9.18%       160.41%       105.47%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)        13.48%       40.75%       21.85%         9.86%       168.60%       116.18%
S&P 500 Information Technology Index           8.94%       31.55%       18.61%         8.80%       134.80%        99.62%
S&P 500(R) Index                               7.14%       24.61%       18.83%         7.31%       136.98%        78.34%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                      92.72%
Health Care                                  4.82
Consumer Discretionary                       2.46
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Baidu, Inc., ADR                             2.59%
Facebook, Inc., Class A                      2.53
KLA-Tencor Corp.                             2.51
Micron Technology, Inc.                      2.51
Google, Inc., Class A                        2.50
Google, Inc., Class C                        2.50
Yahoo!, Inc.                                 2.50
Symantec Corp.                               2.49
F5 Networks, Inc.                            2.48
SanDisk Corp.                                2.48
                                           -------
     Total                                  25.09%
                                           =======

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates are referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                APRIL 19, 2006 - JUNE 30, 2014

                 First Trust               NASDAQ-100              S&P 500
            NASDAQ-100-Technology       Technology Sector        Information         S&P 500(R)
              Sector Index Fund             Index(SM)          Technology Index        Index
04/06              $10000                    $10000                $10000             $10000
12/06                9985                     10020                 10296              10975
06/07               10925                     10989                 11256              11739
12/07               10750                     10847                 11975              11579
06/08                9755                      9872                 10409              10199
12/08                5885                      5983                  6809               7295
06/09                7890                      8048                  8502               7526
12/09               10587                     10838                 11011               9224
06/10                9782                     10041                  9847               8611
12/10               12907                     13293                 12133              10615
06/11               13006                     13435                 12383              11253
12/11               12165                     12606                 12426              10839
06/12               12720                     13222                 14084              11868
12/12               13141                     13702                 14269              12574
06/13               14681                     15357                 15175              14312
12/13               18150                     19047                 18325              16646
06/14               20531                     21615                 19963              17835

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        151              4               0             0
01/01/10 - 12/31/10        188              0               0             0
01/01/11 - 12/31/11        161              0               0             0
01/01/12 - 12/31/12        132              0               0             0
01/01/13 - 12/31/13        170              0               0             0
01/01/14 - 06/30/14         75              2               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         94              3               0             0
01/01/10 - 12/31/10         63              1               0             0
01/01/11 - 12/31/11         91              0               0             0
01/01/12 - 12/31/12        117              1               0             0
01/01/13 - 12/31/13         81              1               0             0
01/01/14 - 06/30/14         47              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 15, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (2/8/07)         Ended       (2/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            4.58%       24.35%       21.59%         8.89%       165.77%        87.64%
Market Value                                   4.52%       24.12%       21.35%         8.88%       165.06%        87.54%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)            4.93%       25.10%       22.38%         9.59%       174.49%        96.68%
Russell 1000(R) Index                          7.27%       25.35%       19.25%         6.70%       141.17%        61.43%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR (1)                          LONG-TERM INVESTMENTS
Consumer Discretionary                      44.95%
Health Care                                 20.47
Consumer Staples                             9.84
Industrials                                  9.80
Information Technology                       8.27
Telecommunication Services                   5.02
Materials                                    1.65
                                           -------
     Total                                 100.00%
                                           =======

(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Vertex Pharmaceuticals, Inc.                 2.40%
DISH Network Corp., Class A                  1.75
Charter Communications, Inc., Class A        1.73
TripAdvisor, Inc.                            1.73
Tesla Motors, Inc.                           1.72
SBA Communications Corp., Class A            1.71
Wynn Resorts Ltd.                            1.70
Liberty Global PLC, Class A                  1.70
Liberty Media Corp., Class A                 1.70
Vodafone Group PLC, ADR                      1.69
                                           -------
     Total                                  17.83%
                                           =======


-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates are referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        FEBRUARY 8, 2007 - JUNE 30, 2014

            First Trust NASDAQ-100          NASDAQ-100
             Ex-Technology Sector         Ex-Tech Sector        Russell 1000(R)
                  Index Fund                Index(SM)                Index
02/07              $10000                    $10000                 $10000
12/07               10595                     10653                  10282
06/08                9057                      9126                   9131
12/08                6029                      6102                   6417
06/09                7060                      7165                   6694
12/09                8848                      9009                   8241
06/10                8454                      8633                   7714
12/10               10674                     10935                   9568
06/11               11961                     12294                  10177
12/11               10558                     10894                   9711
06/12               11906                     12317                  10622
12/12               12703                     13172                  11306
06/13               15089                     15721                  12879
12/13               17942                     18744                  15050
06/14               18764                     19668                  16144

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        137              1               3             1
01/01/10 - 12/31/10        156              0               0             0
01/01/11 - 12/31/11        159              0               0             0
01/01/12 - 12/31/12        127              1               0             0
01/01/13 - 12/31/13        145             13               0             0
01/01/14 - 06/30/14         67             11               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        109              1               0             0
01/01/10 - 12/31/10         94              2               0             0
01/01/11 - 12/31/11         93              0               0             0
01/01/12 - 12/31/12        111             11               0             0
01/01/13 - 12/31/13         82             12               0             0
01/01/14 - 06/30/14         38              7               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 14, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (2/8/07)         Ended       (2/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           15.01%       46.02%        8.66%         0.64%        51.44%         4.80%
Market Value                                  15.01%       47.37%        8.67%         0.64%        51.57%         4.81%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index    15.04%       46.09%        8.80%         0.96%        52.47%         7.31%
Russell 2000(R) Index                          3.19%       23.64%       20.21%         6.74%       151.03%        61.88%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                      65.53%
Industrials                                 13.40
Consumer Discretionary                       8.62
Utilities                                    8.09
Energy                                       3.97
Financials                                   0.39
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Tesla Motors, Inc.                           8.45%
First Solar, Inc.                            7.63
Linear Technology Corp.                      7.46
Cree, Inc.                                   6.53
ITC Holdings Corp.                           6.17
SolarCity Corp.                              4.92
SunPower Corp.                               4.50
SunEdison, Inc.                              4.20
ON Semiconductor Corp.                       3.85
Hexcel Corp.                                 3.64
                                           -------
     Total                                  57.35%
                                           =======

-------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        FEBRUARY 8, 2007 - JUNE 30, 2014

            First Trust NASDAQ(R)           NASDAQ(R)
             Clean Edge(R) Green          Clean Edge(R)           Russell 2000(R)
              Energy Index Fund         Green Energy Index             Index
02/07              $10000                    $10000                   $10000
12/07               15430                     15522                     9489
06/08               12350                     12472                     8599
12/08                5595                      5675                     6283
06/09                6920                      7038                     6449
12/09                8045                      8213                     7990
06/10                6665                      6824                     7834
12/10                8210                      8434                    10136
06/11                7640                      7879                    10765
12/11                4825                      4992                     9713
06/12                4670                      4822                    10542
12/12                4801                      4927                    11301
06/13                7177                      7346                    13093
12/13                9111                      9329                    15688
06/14               10479                     10732                    16188

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         92              4               0             0
01/01/10 - 12/31/10         79              0               0             0
01/01/11 - 12/31/11        125              5               0             0
01/01/12 - 12/31/12         37              6               1             0
01/01/13 - 12/31/13        168              5               0             0
01/01/14 - 06/30/14         61              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        152              3               1             0
01/01/10 - 12/31/10        173              0               0             0
01/01/11 - 12/31/11        116              6               0             0
01/01/12 - 12/31/12        153             52               1             0
01/01/13 - 12/31/13         75              4               0             0
01/01/14 - 06/30/14         61              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           17.36%       12.64%       23.17%         2.87%       183.43%        22.42%
Market Value                                  17.36%       12.64%       23.17%         2.87%       183.43%        22.43%

INDEX PERFORMANCE
S&P United States REIT Index*                 17.64%       13.18%       23.80%          N/A        190.84%          N/A
FTSE EPRA/NAREIT North America Index          17.08%       13.24%       23.44%         3.24%       186.65%        25.59%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         6.32%       141.92%        54.94%
---------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO REIT CLASS ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
REIT CLASS                          LONG-TERM INVESTMENTS
Retail                                      25.25%
Residential                                 15.81
Office                                      14.27
Healthcare                                  13.28
Diversified                                 10.98
Hotel & Resort                               8.00
Specialized                                  7.47
Industrials                                  4.94
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Simon Property Group, Inc.                   8.56%
Public Storage                               4.11
Equity Residential                           3.51
Prologis, Inc.                               3.40
Health Care REIT, Inc.                       3.17
HCP, Inc.                                    3.14
Ventas, Inc.                                 3.13
Vornado Realty Trust                         3.08
Boston Properties, Inc.                      3.00
AvalonBay Communities, Inc.                  2.87
                                           -------
    Total                                   37.97%
                                           =======

-------------------
The S&P United States REIT Index is a product of S&P Dow Jones Indices LLC ("SPDJI").

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"). The foregoing marks have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPFS, SPDJI or their affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2014

             First Trust                   FTSE
              S&P REIT                  EPRA/NAREIT              Russell 3000(R)
             Index Fund             North America Index               Index
05/07          $10000                     $10000                     $10000
12/07            8093                       8206                       9811
06/08            7739                       7843                       8728
12/08            4947                       4872                       6151
06/09            4319                       4381                       6405
12/09            6333                       6442                       7889
06/10            6679                       6772                       7412
12/10            8090                       8287                       9225
06/11            8899                       9163                       9811
12/11            8729                       8965                       9319
06/12           10007                      10276                      10188
12/12           10247                      10593                      10849
06/13           10871                      11091                      12374
12/13           10434                      10728                      14489
06/14           12245                      12560                      15495

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        136             16               1             0
01/01/10 - 12/31/10        185              0               0             0
01/01/11 - 12/31/11        149              1               0             0
01/01/12 - 12/31/12         37              6               1             0
01/01/13 - 12/31/13        130              0               0             0
01/01/14 - 06/30/14         96              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         84             14               1             0
01/01/10 - 12/31/10         67              0               0             0
01/01/11 - 12/31/11        102              0               0             0
01/01/12 - 12/31/12        153             52               1             0
01/01/13 - 12/31/13        122              0               0             0
01/01/14 - 06/30/14         28              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW)

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            2.85%       25.73%       17.56%         8.86%       124.50%        83.37%
Market Value                                   2.73%       25.78%       17.52%         8.85%       124.14%        83.31%

INDEX PERFORMANCE
ISE Water Index(TM)                            3.13%       26.50%       18.39%         9.60%       132.61%        92.51%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         6.32%       141.92%        54.94%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Industrials                                 59.87%
Utilities                                   25.51
Information Technology                       5.37
Materials                                    5.06
Health Care                                  4.19
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
California Water Service Group               4.16%
Aqua America, Inc.                           4.15
Badger Meter, Inc.                           4.10
American Water Works Co., Inc.               4.10
Cia de Saneamento Basico do Estado de
   Sao Paulo, ADR                            4.09
Watts Water Technologies, Inc., Class A      4.05
Xylem, Inc.                                  4.02
Rexnord Corp.                                3.94
Lindsay Corp.                                3.82
Pentair PLC                                  3.81
                                           -------
     Total                                  40.24%
                                           =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JUNE 30, 2014

            First Trust ISE             ISE Water                Russell 3000(R)
            Water Index Fund            Index(TM)                     Index
05/07           $10000                   $10000                      $10000
12/07            11212                    11260                        9811
06/08            10992                    11056                        8728
12/08             7915                     7987                        6151
06/09             8168                     8276                        6405
12/09             9522                     9681                        7889
06/10             8989                     9168                        7412
12/10            11378                    11653                        9225
06/11            11910                    12243                        9811
12/11            10738                    11076                        9319
06/12            11803                    12225                       10188
12/12            13619                    14153                       10849
06/13            14585                    15220                       12374
12/13            17830                    18667                       14489
06/14            18338                    19251                       15495

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        103              4               0             0
01/01/10 - 12/31/10        146              0               0             0
01/01/11 - 12/31/11        131              0               0             0
01/01/12 - 12/31/12        121              1               0             0
01/01/13 - 12/31/13        197              0               0             0
01/01/14 - 06/30/14         99              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        131             13               1             0
01/01/10 - 12/31/10        105              1               0             0
01/01/11 - 12/31/11        121              0               0             0
01/01/12 - 12/31/12        127              1               0             0
01/01/13 - 12/31/13         55              0               0             0
01/01/14 - 06/30/14         24              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           21.19%       47.27%       13.59%         2.83%        89.13%        22.07%
Market Value                                  21.35%       47.49%       13.58%         2.84%        88.99%        22.19%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)              21.46%       48.05%       14.43%         3.50%        96.24%        27.91%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         6.32%       141.92%        54.94%
S&P Composite 1500 Energy Index               12.96%       29.11%       16.97%         7.66%       119.00%        69.50%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SUB-INDUSTRY ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SUB-INDUSTRY                        LONG-TERM INVESTMENTS
Oil & Gas Exploration & Production          96.33%
Integrated Oil & Gas                         3.67
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Newfield Exploration Co.                     4.13%
Quicksilver Resources, Inc.                  4.11
Swift Energy Co.                             4.09
SM Energy Co.                                4.07
QEP Resources, Inc.                          4.04
EXCO Resources, Inc.                         3.94
Cimarex Energy Co.                           3.91
Comstock Resources, Inc.                     3.90
Apache Corp.                                 3.90
SandRidge Energy, Inc.                       3.89
                                           -------
     Total                                  39.98%
                                           =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JUNE 30, 2014

            First Trust ISE-Revere      ISE-REVERE Natural      Russell 3000(R)      S&P Composite 1500
            Natural Gas Index Fund        Gas Index(TM)              Index              Energy Index
05/07              $10000                    $10000                 $10000                $10000
12/07               11166                     11213                   9804                 12170
06/08               15755                     15942                   8721                 13578
12/08                5967                      6016                   6147                  7810
06/09                6454                      6518                   6405                  7740
12/09                8903                      9017                   7889                  9092
06/10                7752                      7891                   7412                  8016
12/10                9992                     10254                   9225                 11036
06/11               11012                     11342                   9811                 12304
12/11                9308                      9620                   9319                 11469
06/12                8426                      8735                  10188                 11132
12/12                8051                      8375                  10849                 11967
06/13                8290                      8639                  12374                 13130
12/13               10075                     10530                  14489                 15006
06/14               12210                     12790                  15495                 16951

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        174              1               0             0
01/01/10 - 12/31/10        124              0               0             0
01/01/11 - 12/31/11        151              0               0             0
01/01/12 - 12/31/12        151              0               0             0
01/01/13 - 12/31/13        149              0               0             0
01/01/14 - 06/30/14         76              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         77              0               0             0
01/01/10 - 12/31/10        127              1               0             0
01/01/11 - 12/31/11        101              0               0             0
01/01/12 - 12/31/12         99              0               0             0
01/01/13 - 12/31/13        103              0               0             0
01/01/14 - 06/30/14         48              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                            6.25%       42.54%       14.02%         6.84%        92.67%        60.47%
Market Value                                   5.81%       42.73%       13.94%         6.81%        92.06%        60.15%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                          6.48%       43.07%       14.57%         7.42%        97.36%        66.79%
Russell 3000(R) Index                          6.94%       25.22%       19.33%         6.32%       141.92%        54.94%
MSCI Emerging Markets Index                    6.14%       14.31%        9.24%         3.23%        55.54%        25.54%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                      41.79%
Consumer Discretionary                      28.11
Financials                                  14.74
Health Care                                  5.52
Telecommunication Services                   5.17
Energy                                       2.01
Materials                                    1.93
Utilities                                    0.73
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Qihoo 360 Technology Co., Ltd., ADR          7.15%
Baidu, Inc., ADR                             7.10
Infosys Ltd., ADR                            6.74
ICICI Bank Ltd., ADR                         6.74
HDFC Bank Ltd., ADR                          6.70
Michael Kors Holdings Ltd.                   6.39
Melco Crown Entertainment Ltd., ADR          4.15
Dr. Reddy's Laboratories Ltd., ADR           4.13
Vipshop Holdings Ltd., ADR                   4.10
Wipro Ltd., ADR                              3.99
                                           -------
    Total                                   57.19%
                                           =======

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 8, 2007 - JUNE 30, 2014

            First Trust ISE Chindia      ISE ChIndia      Russell 3000(R)      MSCI Emerging
                  Index Fund              Index(TM)            Index           Markets Index
05/07               $10000                 $10000             $10000              $10000
12/07                13873                  13952               9804               12715
06/08                 9985                  10059               8721               11220
12/08                 5968                   6031               6147                5934
06/09                 8329                   8451               6405                8071
12/09                10836                  11031               7889               10593
06/10                10540                  10767               7412                9939
12/10                12836                  13175               9225               12592
06/11                13047                  13466               9811               12703
12/11                 9497                   9771               9319               10273
06/12                10069                  10375              10188               10677
12/12                11121                  11483              10849               12145
06/13                11258                  11659              12374               10983
12/13                15103                  15665              14489               11829
06/14                16047                  16680              15495               12555

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
QUARTER ENDED          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09        131             15              10             1
01/01/10 - 12/31/10        151              2               0             0
01/01/11 - 12/31/11         65              1               0             0
01/01/12 - 12/31/12         63              1               0             0
01/01/13 - 12/31/13         66              0               0             0
01/01/14 - 06/30/14         19              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
QUARTER ENDED          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09         95              0               0             0
01/01/10 - 12/31/10         99              0               0             0
01/01/11 - 12/31/11        186              0               0             0
01/01/12 - 12/31/12        175             11               0             0
01/01/13 - 12/31/13        185              1               0             0
01/01/14 - 06/30/14        105              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was July 1, 2009.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                             6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                               Ended        Ended       Ended       (6/29/09)        Ended       (6/29/09)
                                              6/30/14      6/30/14     6/30/14     to 6/30/14       6/30/14     to 6/30/14

FUND PERFORMANCE
NAV                                           -0.03%       20.55%       14.44%        14.04%        96.25%        92.92%
Market Value                                  -0.36%       20.16%       14.03%        14.03%        92.82%        92.82%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community
   Bank Index(SM)                              0.28%       21.32%       15.19%        14.78%       102.78%        99.32%
S&P Composite 1500 Financials Sector
   Index                                       5.17%       18.90%       16.12%        15.88%       111.13%       109.07%
Russell 3000(R) Index                          6.94%       25.22%       19.33%        19.13%       141.92%       140.10%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
INDUSTRY                            LONG-TERM INVESTMENTS
Banks                                       87.57%
Thrifts & Mortgage Finance                  12.09
IT Services                                  0.34
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Signature Bank                               3.57%
SVB Financial Group                          3.48
Zions Bancorporation                         3.21
East West Bancorp, Inc.                      2.96
BOK Financial Corp.                          2.72
Commerce Bancshares, Inc.                    2.61
PacWest Bancorp                              2.60
TFS Financial Corp.                          2.57
Investors Bancorp, Inc.                      2.32
Umpqua Holdings Corp.                        2.29
                                           -------
     Total                                  28.33%
                                           =======

-------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     JUNE 29, 2009 - JUNE 30, 2014

            First Trust NASDAQ(R)      NASDAQ OMX(R)
             ABA Community Bank        ABA Community         S&P Composite 1500         Russell 3000(R)
                 Index Fund            Bank Index(SM)      Financials Sector Index           Index
06/09              $10000                 $10000                   $10000                   $10000
12/09               11280                  11318                    12112                    12224
06/10               11438                  11505                    11744                    11484
12/10               12721                  12846                    13722                    14293
06/11               12520                  12688                    13420                    15201
12/11               11898                  12095                    11662                    14439
06/12               13081                  13343                    13227                    15785
12/12               13507                  13817                    14806                    16809
06/13               16006                  16427                    17584                    19172
12/13               19302                  19873                    19879                    22448
06/14               19296                  19929                    20907                    24006

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 1, 2009 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         60              3               1             0
01/01/10 - 12/31/10        151              1               0             0
01/01/11 - 12/31/11        135              2               0             0
01/01/12 - 12/31/12        100             17               1             0
01/01/13 - 12/31/13        139             24               0             0
01/01/14 - 06/30/14         64              7               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09         62              2               0             0
01/01/10 - 12/31/10         98              1               0             1
01/01/11 - 12/31/11        111              4               0             0
01/01/12 - 12/31/12        114             18               0             0
01/01/13 - 12/31/13         72             17               0             0
01/01/14 - 06/30/14         42             11               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CBOE(R) VIX(R) Tail Hedge Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks and call options included in the Index. The Index is composed of each of the equity securities comprising the S&P 500(R) Index ("S&P 500") and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index"). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by CBOE and is a way of measuring the market's expectation of volatility in the S&P 500 over the next 30-day period. The Index, and in turn the Fund, tracks the performance of an S&P 500 stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500, as measured by the closest to maturity VIX Index futures. The Index is designed to help cope with extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or "tail hedging." The Index is reconstituted and rebalanced monthly. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was August 30, 2012.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL            CUMULATIVE
                                                                                     TOTAL RETURNS           TOTAL RETURNS
                                             6 Months Ended      1 Year Ended     Inception (8/29/12)     Inception (8/29/12)
                                                 6/30/14            6/30/14           to 6/30/14              to 6/30/14

FUND PERFORMANCE
NAV                                              4.37%              14.64%              11.69%                  22.50%
Market Value                                     4.19%              14.10%              11.66%                  22.45%

INDEX PERFORMANCE
CBOE(R) VIX(R) Tail Hedge Index                  4.63%              15.18%              12.16%                  23.46%
S&P 500(R) Index                                 7.14%              24.61%              22.24%                  44.57%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECTOR                              LONG-TERM INVESTMENTS
Information Technology                      18.81%
Financials                                  16.12
Health Care                                 13.32
Consumer Discretionary                      11.84
Energy                                      10.83
Industrials                                 10.50
Consumer Staples                             9.51
Materials                                    3.50
Utilities                                    3.16
Telecommunication Services                   2.41
                                           -------
      Total                                100.00%
                                           =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
----------------------------------------------------------
                                         % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Apple, Inc.                                  3.22%
Exxon Mobil Corp.                            2.48
Microsoft Corp.                              1.80
Johnson & Johnson                            1.70
General Electric Co.                         1.51
Wells Fargo & Co.                            1.45
Chevron Corp.                                1.43
Berkshire Hathaway, Inc., Class B            1.31
JPMorgan Chase & Co.                         1.25
Procter & Gamble (The) Co.                   1.22
                                           -------
     Total                                  17.37%
                                           =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        AUGUST 29, 2012 - JUNE 30, 2014

            First Trust CBOE(R)
             S&P 500(R) VIX(R)           CBOE(R) VIX(R)               S&P 500(R)
              Tail Hedge Fund           Tail Hdge Index                 Index
08/12             $10000                    $10000                     $10000
12/12               9863                      9880                      10193
06/13              10686                     10719                      11602
12/13              11738                     11799                      13494
06/14              12251                     12345                      14457

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
08/30/12 - 12/31/12        57               3               0             0
01/01/13 - 12/31/13        155              5               0             0
01/01/14 - 06/30/14        70               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
08/30/12 - 12/31/12        21               1               1             0
01/01/13 - 12/31/13        92               0               0             0
01/01/14 - 06/30/14        52               1               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)


As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, or First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUALIZED
                                                                                                 EXPENSE RATIO    EXPENSE PAID
                                                                BEGINNING          ENDING        BASED ON THE      DURING THE
                                                              ACCOUNT VALUE     ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                             JANUARY 1, 2014    JUNE 30, 2014     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
Actual                                                          $1,000.00         $1,079.80          0.60%           $3.09
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
Actual                                                          $1,000.00         $1,131.20          0.60%           $3.17
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
Actual                                                          $1,000.00         $1,045.80          0.60%           $3.04
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)
Actual                                                          $1,000.00         $1,150.10          0.60%           $3.20
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                                          $1,000.00         $1,173.60          0.50%           $2.69
Hypothetical (5% return before expenses)                        $1,000.00         $1,022.32          0.50%           $2.51

FIRST TRUST ISE WATER INDEX FUND (FIW)
Actual                                                          $1,000.00         $1,028.50          0.60%           $3.02
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
Actual                                                          $1,000.00         $1,211.90          0.60%           $3.29
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST EXCHANGE-TRADED FUND

JUNE 30, 2014 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUALIZED
                                                                                                 EXPENSE RATIO    EXPENSE PAID
                                                                BEGINNING          ENDING        BASED ON THE      DURING THE
                                                              ACCOUNT VALUE     ACCOUNT VALUE      SIX-MONTH       SIX-MONTH
                                                             JANUARY 1, 2014    JUNE 30, 2014     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
Actual                                                          $1,000.00         $1,062.50          0.61%           $3.12
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.77          0.61%           $3.06

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
Actual $1,000.00 $ 999.70 0.60% $2.97
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
Actual                                                          $1,000.00         $1,043.70          0.60%           $3.04
Hypothetical (5% return before expenses)                        $1,000.00         $1,021.82          0.60%           $3.01


(a) These expense ratios reflect expense caps for all Funds other than VIXH. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2014 through June 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 1.9%
     64,814 C.H. Robinson Worldwide, Inc.      $  4,134,485
     93,121 Expeditors International of
               Washington, Inc.                   4,112,223
                                               ------------
                                                  8,246,708
                                               ------------
            AUTOMOBILES -- 1.0%
     18,045 Tesla Motors, Inc. (a)                4,331,883
                                               ------------
            BEVERAGES -- 1.0%
     56,995 Monster Beverage Corp. (a)            4,048,355
                                               ------------
            BIOTECHNOLOGY -- 7.2%
     25,039 Alexion Pharmaceuticals, Inc. (a)     3,912,344
     34,248 Amgen, Inc.                           4,053,936
     12,963 Biogen Idec, Inc. (a)                 4,087,364
     48,326 Celgene Corp. (a)                     4,150,237
     51,021 Gilead Sciences, Inc. (a)             4,230,151
     14,524 Regeneron Pharmaceuticals,
               Inc. (a)                           4,102,594
     63,777 Vertex Pharmaceuticals, Inc. (a)      6,038,406
                                               ------------
                                                 30,575,032
                                               ------------
            CHEMICALS -- 1.0%
     40,954 Sigma-Aldrich Corp.                   4,156,012
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.0%
     34,844 Stericycle, Inc. (a)                  4,126,226
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 3.0%
    166,852 Cisco Systems, Inc.                   4,146,272
     38,075 F5 Networks, Inc. (a)                 4,243,078
     51,877 QUALCOMM, Inc.                        4,108,659
                                               ------------
                                                 12,498,009
                                               ------------
            FOOD & STAPLES RETAILING -- 1.9%
     35,913 Costco Wholesale Corp.                4,135,741
    105,633 Whole Foods Market, Inc.              4,080,603
                                               ------------
                                                  8,216,344
                                               ------------
            FOOD PRODUCTS -- 2.9%
     33,986 Keurig Green Mountain, Inc.           4,234,995
     68,478 Kraft Foods Group, Inc.               4,105,256
    110,508 Mondelez International, Inc.,
               Class A                            4,156,206
                                               ------------
                                                 12,496,457
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.0%
     10,251 Intuitive Surgical, Inc. (a)          4,221,362
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.9%
     93,816 Catamaran Corp. (a)                   4,142,915
     60,270 Express Scripts Holding Co. (a)       4,178,519
     34,654 Henry Schein, Inc. (a)                4,112,390
                                               ------------
                                                 12,433,824
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE TECHNOLOGY -- 1.0%
     79,488 Cerner Corp. (a)                   $  4,099,991
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 3.0%
     65,182 Marriott International, Inc.,
               Class A                            4,178,166
     54,085 Starbucks Corp.                       4,185,097
     20,633 Wynn Resorts Ltd.                     4,282,586
                                               ------------
                                                 12,645,849
                                               ------------
            HOUSEHOLD DURABLES -- 1.0%
     68,991 Garmin Ltd. (b)                       4,201,552
                                               ------------
            INTERNET & CATALOG RETAIL -- 6.0%
     12,779 Amazon.com, Inc. (a)                  4,150,364
     52,898 Expedia, Inc.                         4,166,246
    143,902 Liberty Interactive Corp.,
               Class A (a)                        4,224,963
      9,412 Netflix, Inc. (a)                     4,146,927
      3,443 Priceline Group (The), Inc. (a)       4,141,929
     40,017 TripAdvisor, Inc. (a)                 4,348,247
                                               ------------
                                                 25,178,676
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 8.1%
     67,673 Akamai Technologies, Inc. (a)         4,132,113
     23,740 Baidu, Inc., ADR (a)                  4,434,870
     83,967 eBay, Inc. (a)                        4,203,388
     19,790 Equinix, Inc. (a)                     4,157,681
     64,232 Facebook, Inc., Class A (a)           4,322,171
      7,313 Google, Inc., Class A (a)             4,275,692
      7,430 Google, Inc., Class C (a)             4,274,331
    121,672 Yahoo!, Inc. (a)                      4,274,337
                                               ------------
                                                 34,074,583
                                               ------------
            IT SERVICES -- 3.9%
     52,145 Automatic Data Processing, Inc.       4,134,055
     83,848 Cognizant Technology Solutions
               Corp., Class A (a)                 4,101,006
     68,580 Fiserv, Inc. (a)                      4,136,746
     99,494 Paychex, Inc.                         4,134,971
                                               ------------
                                                 16,506,778
                                               ------------
            LEISURE PRODUCTS -- 1.0%
    105,553 Mattel, Inc.                          4,113,400
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 1.0%
     23,671 Illumina, Inc. (a)                    4,226,220
                                               ------------
            MACHINERY -- 0.9%
     64,351 PACCAR, Inc.                          4,043,173
                                               ------------
            MEDIA -- 10.0%
     27,526 Charter Communications, Inc.,
               Class A (a)                        4,359,568
     78,554 Comcast Corp., Class A                4,216,779
     48,942 DIRECTV (a)                           4,160,559
     56,145 Discovery Communications, Inc.,
               Class A (a)                        4,170,451
     67,596 DISH Network Corp., Class A (a)       4,399,148
     96,775 Liberty Global PLC, Class A (a)       4,279,390


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
     31,213 Liberty Media Corp., Class A (a)   $  4,266,193
  1,222,105 Sirius XM Holdings, Inc. (a) (b)      4,228,483
    119,946 Twenty-First Century Fox, Inc.,
               Class A                            4,216,102
     48,308 Viacom, Inc., Class B                 4,189,753
                                               ------------
                                                 42,486,426
                                               ------------
            MULTILINE RETAIL -- 1.0%
     77,178 Dollar Tree, Inc. (a)                 4,203,114
                                               ------------
            PHARMACEUTICALS -- 1.0%
     81,043 Mylan, Inc. (a)                       4,178,577
                                               ------------
            PROFESSIONAL SERVICES -- 1.0%
     68,524 Verisk Analytics, Inc.,
               Class A (a)                        4,112,810
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 13.7%
    118,234 Altera Corp.                          4,109,814
     75,753 Analog Devices, Inc.                  4,095,965
    182,107 Applied Materials, Inc.               4,106,513
     57,886 Avago Technologies Ltd.               4,171,844
    108,227 Broadcom Corp., Class A               4,017,386
    137,183 Intel Corp.                           4,238,955
     59,185 KLA-Tencor Corp.                      4,299,198
     86,781 Linear Technology Corp.               4,084,782
    119,807 Maxim Integrated Products, Inc.       4,050,675
    130,076 Micron Technology, Inc. (a)           4,286,004
    218,856 NVIDIA Corp.                          4,057,590
     62,356 NXP Semiconductors N.V. (a)           4,126,720
     86,419 Texas Instruments, Inc.               4,129,964
     87,275 Xilinx, Inc.                          4,128,980
                                               ------------
                                                 57,904,390
                                               ------------
            SOFTWARE -- 8.8%
    188,230 Activision Blizzard, Inc.             4,197,529
     57,057 Adobe Systems, Inc. (a)               4,128,645
     73,731 Autodesk, Inc. (a)                    4,156,954
    144,202 CA, Inc.                              4,144,365
     61,350 Check Point Software
               Technologies Ltd. (a)              4,112,291
     63,806 Citrix Systems, Inc. (a)              3,991,065
     52,112 Intuit, Inc.                          4,196,579
     99,423 Microsoft Corp.                       4,145,939
    186,367 Symantec Corp.                        4,267,804
                                               ------------
                                                 37,341,171
                                               ------------
            SPECIALTY RETAIL -- 4.8%
     68,968 Bed Bath & Beyond, Inc. (a)           3,957,384
     27,438 O'Reilly Automotive, Inc. (a)         4,132,163
     60,979 Ross Stores, Inc.                     4,032,541
    370,236 Staples, Inc.                         4,013,358
     65,709 Tractor Supply Co.                    3,968,824
                                               ------------
                                                 20,104,270
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 5.0%
     45,572 Apple, Inc.                        $  4,235,006
    115,757 NetApp, Inc.                          4,227,446
     40,625 SanDisk Corp.                         4,242,469
     73,626 Seagate Technology PLC                4,183,429
     45,298 Western Digital Corp.                 4,181,005
                                               ------------
                                                 21,069,355
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.0%
     82,975 Fastenal Co.                          4,106,433
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.0%
     41,979 SBA Communications Corp.,
               Class A (a)                        4,294,452
    483,988 VimpelCom Ltd., ADR                   4,065,499
    127,357 Vodafone Group PLC, ADR               4,252,450
                                               ------------
                                                 12,612,401
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       422,559,381
            (Cost $401,271,619)
            MONEY MARKET FUNDS -- 0.8%
  3,283,024 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                     3,283,024
            (Cost $3,283,024)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.3%
$ 1,461,561 JPMorgan Chase & Co., 0.06% (c),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $1,461,563. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $1,492,196. (d)                    1,461,561
            (Cost $1,461,561)                  ------------

            TOTAL INVESTMENTS -- 101.1%         427,303,966
            (Cost $406,016,204) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (1.1)%             (4,722,824)
                                               ------------
            NET ASSETS -- 100.0%               $422,581,142
                                               ============


Page 28                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

JUNE 30, 2014 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,647,112 and the total value of the collateral held by the Fund is $4,744,585.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,403,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,115,276.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 422,559,381    $        --        $  --
Money Market
   Funds                 3,283,024             --           --
Repurchase
   Agreements                   --      1,461,561           --
                     --------------------------------------------
Total Investments    $ 425,842,405    $ 1,461,561        $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                   $  4,647,112
Non-cash Collateral(2)                           (4,647,112)
                                               ------------
Net Amount                                     $         --
                                               ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(3)                   $  1,461,561
Non-cash Collateral(4)                           (1,461,561)
                                               ------------
Net Amount                                     $         --
                                               ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 7.3%
    223,926 Cisco Systems, Inc.                $  5,564,561
     51,099 F5 Networks, Inc. (a)                 5,694,472
     69,623 QUALCOMM, Inc.                        5,514,142
                                               ------------
                                                 16,773,175
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.4%
    125,908 Catamaran Corp. (a)                   5,560,097
                                               ------------
            HEALTH CARE TECHNOLOGY -- 2.4%
    106,679 Cerner Corp. (a)                      5,502,503
                                               ------------
            HOUSEHOLD DURABLES -- 2.4%
     92,591 Garmin Ltd.                           5,638,792
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 17.5%
     90,822 Akamai Technologies, Inc. (a)         5,545,591
     31,861 Baidu, Inc., ADR (a)                  5,951,954
     26,559 Equinix, Inc. (a)                     5,579,780
     86,203 Facebook, Inc., Class A (a)           5,800,600
      9,814 Google, Inc., Class A (a)             5,737,952
      9,972 Google, Inc., Class C (a)             5,736,692
    163,292 Yahoo!, Inc. (a)                      5,736,448
                                               ------------
                                                 40,089,017
                                               ------------
            IT SERVICES -- 2.4%
    112,530 Cognizant Technology Solutions
               Corp., Class A (a)                 5,503,842
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 33.9%
    158,679 Altera Corp.                          5,515,682
    101,666 Analog Devices, Inc.                  5,497,081
    244,400 Applied Materials, Inc.               5,511,220
     77,688 Avago Technologies Ltd.               5,598,974
    145,248 Broadcom Corp., Class A               5,391,606
    184,109 Intel Corp.                           5,688,968
     79,430 KLA-Tencor Corp.                      5,769,795
    116,466 Linear Technology Corp.               5,482,055
    160,789 Maxim Integrated Products, Inc.       5,436,276
    174,571 Micron Technology, Inc. (a)           5,752,114
    293,719 NVIDIA Corp.                          5,445,550
     83,686 NXP Semiconductors N.V. (a)           5,538,340
    115,981 Texas Instruments, Inc.               5,542,732
    117,129 Xilinx, Inc.                          5,541,373
                                               ------------
                                                 77,711,766
                                               ------------
            SOFTWARE -- 19.4%
     76,575 Adobe Systems, Inc. (a)               5,540,967
     98,951 Autodesk, Inc. (a)                    5,578,857
    193,529 CA, Inc.                              5,562,024
     82,335 Check Point Software
               Technologies Ltd. (a)              5,518,915
     85,633 Citrix Systems, Inc. (a)              5,356,344
     69,938 Intuit, Inc.                          5,632,107
    133,431 Microsoft Corp.                       5,564,073


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
    250,117 Symantec Corp.                     $  5,727,679
                                               ------------
                                                 44,480,966
                                               ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 12.3%
     61,161 Apple, Inc.                           5,683,692
    155,353 NetApp, Inc.                          5,673,491
     54,521 SanDisk Corp.                         5,693,628
     98,811 Seagate Technology PLC                5,614,441
     60,793 Western Digital Corp.                 5,611,194
                                               ------------
                                                 28,276,446
                                               ------------
            TOTAL INVESTMENTS -- 100.0%         229,536,604
            (Cost $177,629,519) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                 (5,384)
                                               ------------
            NET ASSETS -- 100.0%               $229,531,220
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,803,017 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,895,932.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 229,536,604      $    --         $    --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            AIR FREIGHT & LOGISTICS -- 3.3%
     24,148 C.H. Robinson Worldwide, Inc.      $  1,540,401
     34,694 Expeditors International of
               Washington, Inc.                   1,532,087
                                               ------------
                                                  3,072,488
                                               ------------
            AUTOMOBILES -- 1.7%
      6,723 Tesla Motors, Inc. (b)                1,613,923
                                               ------------
            BEVERAGES -- 1.6%
     21,235 Monster Beverage Corp. (b)            1,508,322
                                               ------------
            BIOTECHNOLOGY -- 12.2%
      9,329 Alexion Pharmaceuticals, Inc. (b)     1,457,656
     12,760 Amgen, Inc.                           1,510,401
      4,830 Biogen Idec, Inc. (b)                 1,522,948
     18,004 Celgene Corp. (b)                     1,546,184
     19,009 Gilead Sciences, Inc. (b)             1,576,036
      5,411 Regeneron Pharmaceuticals,
               Inc. (b)                           1,528,445
     23,762 Vertex Pharmaceuticals, Inc. (b)      2,249,786
                                               ------------
                                                 11,391,456
                                               ------------
            CHEMICALS -- 1.6%
     15,258 Sigma-Aldrich Corp.                   1,548,382
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 1.6%
     12,982 Stericycle, Inc. (b)                  1,537,328
                                               ------------
            FOOD & STAPLES RETAILING -- 3.3%
     13,380 Costco Wholesale Corp.                1,540,841
     39,356 Whole Foods Market, Inc.              1,520,322
                                               ------------
                                                  3,061,163
                                               ------------
            FOOD PRODUCTS -- 5.0%
     12,662 Keurig Green Mountain, Inc.           1,577,812
     25,513 Kraft Foods Group, Inc.               1,529,504
     41,172 Mondelez International, Inc.,
               Class A                            1,548,479
                                               ------------
                                                  4,655,795
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
      3,819 Intuitive Surgical, Inc. (b)          1,572,664
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 3.3%
     22,455 Express Scripts Holding Co. (b)       1,556,805
     12,911 Henry Schein, Inc. (b)                1,532,148
                                               ------------
                                                  3,088,953
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 5.0%
     24,285 Marriott International, Inc.,
               Class A                            1,556,669
     20,151 Starbucks Corp.                       1,559,284
      7,687 Wynn Resorts Ltd.                     1,595,514
                                               ------------
                                                  4,711,467
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET & CATALOG RETAIL -- 10.0%
      4,761 Amazon.com, Inc. (b)               $  1,546,278
     19,708 Expedia, Inc.                         1,552,202
     53,614 Liberty Interactive Corp.,
               Class A (b)                        1,574,107
      3,507 Netflix, Inc. (b)                     1,545,184
      1,283 Priceline Group (The), Inc. (b)       1,543,449
     14,909 TripAdvisor, Inc. (b)                 1,620,012
                                               ------------
                                                  9,381,232
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 1.7%
     31,284 eBay, Inc. (b)                        1,566,077
                                               ------------
            IT SERVICES -- 4.9%
     19,428 Automatic Data Processing, Inc.       1,540,252
     25,551 Fiserv, Inc. (b)                      1,541,236
     37,069 Paychex, Inc.                         1,540,588
                                               ------------
                                                  4,622,076
                                               ------------
            LEISURE PRODUCTS -- 1.6%
     39,326 Mattel, Inc.                          1,532,534
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 1.7%
      8,819 Illumina, Inc. (b)                    1,574,544
                                               ------------
            MACHINERY -- 1.6%
     23,976 PACCAR, Inc.                          1,506,412
                                               ------------
            MEDIA -- 16.9%
     10,255 Charter Communications, Inc.,
               Class A (b)                        1,624,187
     29,267 Comcast Corp., Class A                1,571,053
     18,234 DIRECTV (b)                           1,550,072
     20,918 Discovery Communications, Inc.,
               Class A (b)                        1,553,789
     25,184 DISH Network Corp., Class A (b)       1,638,975
     36,056 Liberty Global PLC, Class A (b)       1,594,396
     11,629 Liberty Media Corp., Class A (b)      1,589,452
    455,324 Sirius XM Holdings, Inc. (b) (c)      1,575,421
     44,689 Twenty-First Century Fox, Inc.,
               Class A                            1,570,818
     17,998 Viacom, Inc., Class B                 1,560,967
                                               ------------
                                                 15,829,130
                                               ------------
            MULTILINE RETAIL -- 1.7%
     28,755 Dollar Tree, Inc. (b)                 1,565,997
                                               ------------
            PHARMACEUTICALS -- 1.7%
     30,195 Mylan, Inc. (b)                       1,556,854
                                               ------------
            PROFESSIONAL SERVICES -- 1.6%
     25,530 Verisk Analytics, Inc.,
               Class A (b)                        1,532,311
                                               ------------
            SOFTWARE -- 1.7%
     70,129 Activision Blizzard, Inc.             1,563,877
                                               ------------
            SPECIALTY RETAIL -- 8.0%
     25,696 Bed Bath & Beyond, Inc. (b)           1,474,437
     10,223 O'Reilly Automotive, Inc. (b)         1,539,584
     22,719 Ross Stores, Inc.                     1,502,407
    137,940 Staples, Inc.                         1,495,270
     24,481 Tractor Supply Co.                    1,478,652
                                               ------------
                                                  7,490,350
                                               ------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               -- 1.6%
     30,914 Fastenal Co.                       $  1,529,934
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 5.0%
     15,640 SBA Communications Corp.,
               Class A (b)                        1,599,972
    180,321 VimpelCom Ltd., ADR                   1,514,696
     47,450 Vodafone Group PLC, ADR               1,584,356
                                               ------------
                                                  4,699,024
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        93,712,293
                                               ------------
            (Cost $76,868,561)

            MONEY MARKET FUNDS -- 0.6%
    544,912 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                       544,912
     17,733 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (d)                     17,733
                                               ------------
            TOTAL MONEY MARKET FUNDS
               -- 0.6%                              562,645
            (Cost $562,645)                    ------------

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 0.2%
$   242,588 JPMorgan Chase & Co., 0.06% (d),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $242,588. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $247,673. (e)                        242,588
            (Cost $242,588)                    ------------

            TOTAL INVESTMENTS -- 100.8%          94,517,526
            (Cost $77,673,794) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.8)%               (788,546)
                                               ------------
            NET ASSETS -- 100.0%               $ 93,728,980
                                               ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $771,750 and the total value of the collateral held by the Fund is $787,500.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,982,687 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,138,955.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $  93,712,293    $        --        $  --
Money Market
   Funds                   562,645             --           --
Repurchase
   Agreements                   --        242,588           --
                     --------------------------------------------
Total Investments    $  94,274,938    $   242,588        $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 32                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                   $    771,750
Non-cash Collateral(2)                             (771,750)
                                               ------------
Net Amount                                     $         --
                                               ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(3)                   $    242,588
Non-cash Collateral(4)                             (242,588)
                                               ------------
Net Amount                                     $         --
                                               ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 33

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.6%
    118,050 Hexcel Corp. (a)                   $  4,828,245
                                               ------------
            AUTO COMPONENTS -- 0.2%
     38,174 Quantum Fuel Systems
               Technologies Worldwide,
               Inc. (a) (b)                         220,646
                                               ------------
            AUTOMOBILES -- 8.5%
     46,647 Tesla Motors, Inc. (a)               11,198,079
                                               ------------
            ELECTRIC UTILITIES -- 6.2%
    223,851 ITC Holdings Corp.                    8,166,084
                                               ------------
            ELECTRICAL EQUIPMENT -- 9.7%
    218,212 Ballard Power Systems,
               Inc. (a) (b)                         899,033
    545,540 Capstone Turbine Corp. (a) (b)          823,765
    156,828 China Ming Yang Wind Power
               Group Ltd., ADR (a) (b)              537,920
     70,591 Enphase Energy, Inc. (a)                603,553
    420,643 FuelCell Energy, Inc. (a) (b)         1,009,543
     16,713 Hydrogenics Corp. (a) (b)               312,199
    276,844 Plug Power, Inc. (a) (b)              1,295,630
     37,048 PowerSecure International,
               Inc. (a)                             360,848
     80,718 Real Goods Solar, Inc.,
               Class A (a) (b)                      240,540
    136,890 Revolution Lighting Technologies,
               Inc. (a) (b)                         314,847
     92,304 SolarCity Corp. (a) (b)               6,516,662
                                               ------------
                                                 12,914,540
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 7.2%
    278,683 AVX Corp.                             3,700,910
     65,141 Itron, Inc. (a)                       2,641,468
     49,583 Maxwell Technologies, Inc. (a)          750,191
     77,021 Universal Display Corp. (a) (b)       2,472,374
                                               ------------
                                                  9,564,943
                                               ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 1.9%
     77,053 Pattern Energy Group, Inc.            2,551,225
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 4.0%
    130,281 Amyris, Inc. (a) (b)                    485,948
     61,966 Green Plains, Inc.                    2,036,822
     33,372 Pacific Ethanol, Inc. (a) (b)           510,258
     64,255 Renewable Energy Group, Inc. (a)        737,005
    125,858 Solazyme, Inc. (a) (b)                1,482,607
                                               ------------
                                                  5,252,640
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 0.4%
     36,071 Hannon Armstrong Sustainable
               Infrastructure Capital, Inc.         517,258
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 56.8%
     68,100 Advanced Energy Industries,
               Inc. (a)                        $  1,310,925
     90,932 Canadian Solar, Inc. (a)              2,842,534
    173,163 Cree, Inc. (a)                        8,649,492
    206,954 Fairchild Semiconductor
               International, Inc. (a)            3,228,482
    142,186 First Solar, Inc. (a)                10,103,737
    225,943 GT Advanced Technologies,
               Inc. (a) (b)                       4,202,540
     91,137 Hanwha SolarOne Co., Ltd.,
               ADR (a) (b)                          252,450
    118,066 International Rectifier Corp. (a)     3,294,041
     51,806 IXYS Corp.                              638,250
     67,774 JA Solar Holdings Co., Ltd.,
               ADR (a) (b)                          736,026
     36,499 JinkoSolar Holding Co., Ltd.,
               ADR (a) (b)                        1,101,175
    209,963 Linear Technology Corp.               9,882,958
    157,319 Microsemi Corp. (a)                   4,209,857
    557,646 ON Semiconductor Corp. (a)            5,096,884
     50,392 Power Integrations, Inc.              2,899,556
    129,961 ReneSola Ltd., ADR (a) (b)              383,385
     43,330 Rubicon Technology, Inc. (a) (b)        379,138
    246,112 SunEdison, Inc. (a) (b)               5,562,131
    145,349 SunPower Corp. (a) (b)                5,956,402
    106,786 Trina Solar Ltd., ADR (a) (b)         1,370,064
     66,328 Veeco Instruments, Inc. (a)           2,471,381
    171,608 Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                    641,814
                                               ------------
                                                 75,213,222
                                               ------------
            SOFTWARE -- 1.5%
     50,272 EnerNOC, Inc. (a)                       952,655
     79,980 Silver Spring Networks, Inc. (a)      1,066,133
                                               ------------
                                                  2,018,788
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       132,445,670
            (Cost $120,248,576)
            MONEY MARKET FUNDS -- 11.0%
 14,569,874 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                    14,569,874
            (Cost $14,569,874)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 4.9%
$ 6,486,323 JPMorgan Chase & Co., 0.06% (c),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $6,486,334. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $6,622,280. (d)                    6,486,323
            (Cost $6,486,323)                  ------------


Page 34                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 115.9%        $153,501,867
            (Cost $141,304,773) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (15.9)%           (21,015,410)
                                               ------------
            NET ASSETS -- 100.0%               $132,486,457
                                               ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $20,510,389 and the total value of the collateral held by the Fund is $21,056,197.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,608,757 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,411,663.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows

(see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 132,445,670    $        --        $  --
Money Market
   Funds                14,569,874             --           --
Repurchase
   Agreements                   --      6,486,323           --
                     --------------------------------------------
Total Investments    $ 147,015,544    $ 6,486,323        $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $ 20,510,389
Non-cash Collateral(2)                          (20,510,389)
                                               ------------
Net Amount                                     $         --
                                               ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $  6,486,323
Non-cash Collateral(4)                           (6,486,323)
                                               ------------
Net Amount                                     $         --
                                               ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS  (a) -- 99.8%
            DIVERSIFIED REITS -- 11.0%
     11,506 American Assets Trust, Inc.        $    397,532
    290,792 American Realty Capital
               Properties, Inc.                   3,643,624
      6,202 Armada Hoffler Properties, Inc.          60,035
     76,440 Chambers Street Properties              614,578
     59,481 Cousins Properties, Inc.                740,538
    106,273 Duke Realty Corp.                     1,929,918
     24,098 Empire State Realty Trust, Inc.,
               Class A                              397,617
     18,961 First Potomac Realty Trust              248,768
      5,479 Gladstone Commercial Corp.               97,910
     34,457 Investors Real Estate Trust             317,349
     66,112 Lexington Realty Trust                  727,893
     47,654 Liberty Property Trust                1,807,516
      3,811 One Liberty Properties, Inc.             81,327
      6,508 PS Business Parks, Inc.                 543,353
     11,751 Select Income REIT                      348,300
    121,106 Spirit Realty Capital, Inc.           1,375,764
     56,222 Vornado Realty Trust                  6,000,574
     21,456 Washington Real Estate Investment
               Trust                                557,427
      7,217 Whitestone REIT                         107,606
     10,341 Winthrop Realty Trust                   158,734
     18,900 WP Carey, Inc.                        1,217,160
                                               ------------
                                                 21,373,523
                                               ------------
            HEALTH CARE REITS -- 13.2%
      8,275 Aviv REIT, Inc.                         233,107
      6,400 CareTrust REIT, Inc. (b)                126,720
    147,733 HCP, Inc.                             6,113,191
     98,486 Health Care REIT, Inc.                6,172,118
     30,979 Healthcare Realty Trust, Inc.           787,486
     57,426 Healthcare Trust of America, Inc.,
               Class A                              691,409
     11,214 LTC Properties, Inc.                    437,795
     55,617 Medical Properties Trust, Inc.          736,369
      9,386 National Health Investors, Inc.         587,188
     40,633 OMEGA Healthcare Investors, Inc.      1,497,732
     10,529 Physicians Realty Trust                 151,512
     15,229 Sabra Health Care REIT, Inc.            437,225
     65,693 Senior Housing Properties Trust       1,595,683
      4,154 Universal Health Realty Income
               Trust                                180,616
     94,913 Ventas, Inc.                          6,083,923
                                               ------------
                                                 25,832,074
                                               ------------
            HOTEL & RESORT REITS -- 8.0%
      7,138 Ashford Hospitality Prime, Inc.         122,488
     24,807 Ashford Hospitality Trust               286,273
      8,483 Chatham Lodging Trust                   185,778
     16,166 Chesapeake Lodging Trust                488,698
     63,128 DiamondRock Hospitality Co.             809,301
     35,618 FelCor Lodging Trust, Inc.              374,345
     61,449 Hersha Hospitality Trust                412,323
     48,277 Hospitality Properties Trust          1,467,621
    244,096 Host Hotels & Resorts, Inc.           5,372,553


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTEL & RESORT REITS (CONTINUED)
     33,538 LaSalle Hotel Properties           $  1,183,556
     20,597 Pebblebrook Hotel Trust                 761,265
     42,062 RLJ Lodging Trust                     1,215,171
     16,367 Ryman Hospitality Properties, Inc.      788,071
     78,017 Strategic Hotels & Resorts,
               Inc. (b)                             913,579
     27,620 Summit Hotel Properties, Inc.           292,772
     59,099 Sunstone Hotel Investors, Inc.          882,348
                                               ------------
                                                 15,556,142
                                               ------------
            INDUSTRIAL REITS -- 4.9%
    105,711 DCT Industrial Trust, Inc.              867,887
     10,084 EastGroup Properties, Inc.              647,695
     32,332 First Industrial Realty Trust,
               Inc.                                 609,135
     17,678 Monmouth Real Estate Investment
               Corp., Class A                       177,487
    161,116 Prologis, Inc.                        6,620,257
      5,221 Rexford Industrial Realty, Inc.          74,347
     17,310 STAG Industrial, Inc.                   415,613
     10,665 Terreno Realty Corp.                    206,155
                                               ------------
                                                  9,618,576
                                               ------------
            OFFICE REITS -- 14.2%
     23,103 Alexandria Real Estate Equities,
               Inc.                               1,793,717
     62,080 BioMed Realty Trust, Inc.             1,355,207
     49,379 Boston Properties, Inc.               5,835,610
     50,649 Brandywine Realty Trust                 790,125
     40,298 Columbia Property Trust, Inc.         1,048,151
     35,885 CommonWealth REIT                       944,493
      6,944 CoreSite Realty Corp.                   229,638
     28,246 Corporate Office Properties Trust       785,521
     10,677 CyrusOne, Inc.                          265,857
     43,616 Digital Realty Trust, Inc.            2,543,685
     42,147 Douglas Emmett, Inc.                  1,189,388
     21,032 DuPont Fabros Technology, Inc.          567,023
     28,118 Franklin Street Properties Corp.        353,725
     17,675 Government Properties Income
               Trust                                448,768
     32,979 Gramercy Property Trust, Inc.           199,523
     29,072 Highwoods Properties, Inc.            1,219,570
     17,707 Hudson Pacific Properties, Inc.         448,695
     26,502 Kilroy Realty Corp.                   1,650,545
     28,571 Mack-Cali Realty Corp.                  613,705
     52,289 New York REIT, Inc.                     578,316
     23,320 Parkway Properties, Inc.                481,558
     49,780 Piedmont Office Realty Trust,
               Inc., Class A                        942,833
      4,188 QTS Realty Trust, Inc., Class A         119,903
     30,785 SL Green Realty Corp.                 3,368,187
                                               ------------
                                                 27,773,743
                                               ------------
            RESIDENTIAL REITS -- 15.8%
     33,838 American Campus Communities,
               Inc.                               1,293,965
     14,906 American Homes 4 Rent, Class A          264,731
      4,483 American Residential
               Properties, Inc. (b)                  84,056


Page 36                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            RESIDENTIAL REITS (CONTINUED)
     47,094 Apartment Investment &
               Management Co., Class A         $  1,519,723
     18,575 Associated Estates Realty Corp.         334,722
     39,270 AvalonBay Communities, Inc.           5,583,801
     27,624 Camden Property Trust                 1,965,448
     20,885 Campus Crest Communities, Inc.          180,864
     43,819 Education Realty Trust, Inc.            470,616
     25,507 Equity Lifestyle Properties, Inc.     1,126,389
    108,313 Equity Residential                    6,823,719
     20,132 Essex Property Trust, Inc.            3,722,608
     18,454 Home Properties, Inc.                 1,180,318
     24,167 Mid-America Apartment
               Communities, Inc.                  1,765,399
     17,507 Post Properties, Inc.                   935,924
     11,763 Silver Bay Realty Trust Corp.           191,972
     12,614 Starwood Waypoint Residential
               Trust (b)                            330,613
     12,328 Sun Communities, Inc.                   614,428
     81,050 UDR, Inc.                             2,320,462
      6,376 UMH Properties, Inc.                     63,951
                                               ------------
                                                 30,773,709
                                               ------------
            RETAIL REITS -- 25.2%
     18,495 Acadia Realty Trust                     519,524
      4,842 Agree Realty Corp.                      146,374
        647 Alexander's, Inc.                       239,047
      5,810 AmREIT, Inc.                            106,323
     13,321 Brixmor Property Group, Inc.            305,717
     54,939 CBL & Associates Properties, Inc.     1,043,841
     21,974 Cedar Realty Trust, Inc.                137,337
     93,887 DDR Corp.                             1,655,228
     20,413 Equity One, Inc.                        481,543
     15,614 Excel Trust, Inc.                       208,135
     21,668 Federal Realty Investment Trust       2,620,095
    168,162 General Growth Properties, Inc.       3,961,897
      8,622 Getty Realty Corp.                      164,508
     46,787 Glimcher Realty Trust                   506,703
     26,998 Inland Real Estate Corp.                286,989
    132,424 Kimco Realty Corp.                    3,043,103
     42,418 Kite Realty Group Trust                 260,446
     45,342 Macerich (The) Co.                    3,026,578
     39,725 National Retail Properties, Inc.      1,477,373
     22,171 Pennsylvania Real Estate
               Investment Trust                     417,258
     22,071 Ramco-Gershenson Properties Trust       366,820
     71,402 Realty Income Corp.                   3,171,677
     29,772 Regency Centers Corp.                 1,657,705
     28,150 Retail Opportunity Investments
               Corp.                                442,799
     60,237 Retail Properties of America,
               Inc., Class A                        926,445
     11,205 Rouse Properties, Inc.                  191,718
      4,092 Saul Centers, Inc.                      198,871
    100,150 Simon Property Group, Inc.           16,652,942
     30,897 Tanger Factory Outlet Centers,
               Inc.                               1,080,468
     20,389 Taubman Centers, Inc.                 1,545,690


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            RETAIL REITS (CONTINUED)
      8,262 Urstadt Biddle Properties, Inc.,
               Class A                         $    172,511
     50,105 Washington Prime Group, Inc. (b)        938,968
     36,228 Weingarten Realty Investors           1,189,727
                                               ------------
                                                 49,144,360
                                               ------------
            SPECIALIZED REITS -- 7.5%
     37,557 Corrections Corp. of America          1,233,747
     43,253 CubeSmart                               792,395
     17,250 EPR Properties                          963,758
     35,517 Extra Space Storage, Inc.             1,891,280
     23,373 Geo Group, (The), Inc.                  835,117
     46,719 Public Storage                        8,005,301
     10,598 Sovran Self Storage, Inc.               818,696
                                               ------------
                                                 14,540,294
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%        194,612,421
            (Cost $189,103,623)

            MONEY MARKET FUNDS -- 0.0%
     70,925 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (c)                     70,925
            (Cost $70,925)                     ------------

            TOTAL INVESTMENTS -- 99.8%          194,683,346
            (Cost $189,174,548) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                  392,043
                                               ------------
            NET ASSETS -- 100.0%               $195,075,389
                                               ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,693,019 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,184,221.


                        See Notes to Financial Statements                Page 37

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 194,612,421       $  --           $  --
Money Market
   Funds                    70,925          --              --
                     --------------------------------------------
Total Investments    $ 194,683,346       $  --           $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 38                 See Notes to Financial Statements

FIRST TRUST ISE WATER INDEX FUND (FIW)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            CHEMICALS -- 5.1%
     59,237 Ashland, Inc.                      $  6,441,431
    185,478 Calgon Carbon Corp. (a)               4,141,724
                                               ------------
                                                 10,583,155
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 2.0%
    154,588 Tetra Tech, Inc.                      4,251,170
                                               ------------
            CONSTRUCTION & ENGINEERING -- 7.4%
     79,431 AECOM Technology Corp. (a)            2,557,678
    116,652 Aegion Corp. (a)                      2,714,492
    174,430 Layne Christensen Co. (a)             2,319,919
    194,656 Northwest Pipe Co. (a)                7,850,477
                                               ------------
                                                 15,442,566
                                               ------------
            ELECTRICAL EQUIPMENT -- 2.0%
    105,169 Franklin Electric Co., Inc.           4,241,466
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.4%
    162,979 Badger Meter, Inc.                    8,580,845
     65,286 Itron, Inc. (a)                       2,647,347
                                               ------------
                                                 11,228,192
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.3%
     19,843 IDEXX Laboratories, Inc. (a)          2,650,429
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 6.4%
     90,659 Danaher Corp.                         7,137,583
     42,674 Roper Industries, Inc.                6,230,831
                                               ------------
                                                 13,368,414
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 2.9%
    106,625 Agilent Technologies, Inc.            6,124,540
                                               ------------
            MACHINERY -- 42.0%
     84,099 Crane Co.                             6,253,602
  1,248,234 Energy Recovery, Inc. (a)             6,141,311
     53,817 Flowserve Corp.                       4,001,294
    216,205 Gorman-Rupp (The) Co.                 7,647,171
     78,817 IDEX Corp.                            6,363,684
     94,509 Lindsay Corp.                         7,983,175
    140,820 Mueller Industries, Inc.              4,141,516
    480,184 Mueller Water Products, Inc.,
               Class A                            4,148,790
     49,499 Pall Corp.                            4,226,720
    110,625 Pentair PLC                           7,978,275
    292,845 Rexnord Corp. (a)                     8,243,587
     26,030 Valmont Industries, Inc.              3,955,258
    137,196 Watts Water Technologies, Inc.,
               Class A                            8,469,109
    215,462 Xylem, Inc.                           8,420,255
                                               ------------
                                                 87,973,747
                                               ------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MULTI-UTILITIES -- 1.9%
    211,087 Veolia Environnement, ADR          $  4,010,653
                                               ------------
            WATER UTILITIES -- 23.6%
    132,602 American States Water Co.             4,406,365
    173,484 American Water Works Co., Inc.        8,578,784
    331,478 Aqua America, Inc.                    8,691,353
    359,412 California Water Service Group        8,697,770
    797,392 Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR           8,548,042
    663,978 Consolidated Water Co., Ltd.          7,815,021
     96,762 SJW Corp.                             2,631,926
                                               ------------
                                                 49,369,261
                                               ------------
            TOTAL INVESTMENTS -- 100.0%         209,243,593
            (Cost $174,748,621) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   64,388
                                               ------------
            NET ASSETS -- 100.0%               $209,307,981
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,470,343 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,975,371.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 209,243,593       $  --           $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 39

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            OIL, GAS & CONSUMABLE FUELS
               -- 100.0%
    215,246 Anadarko Petroleum Corp.           $ 23,562,980
    241,057 Apache Corp.                         24,255,155
    678,974 Cabot Oil & Gas Corp.                23,180,172
    772,551 Chesapeake Energy Corp.              24,010,885
    169,499 Cimarex Energy Co.                   24,316,327
    842,213 Comstock Resources, Inc.             24,289,423
    301,633 Devon Energy Corp.                   23,949,660
    963,971 Encana Corp.                         22,855,752
    222,382 EQT Corp.                            23,772,636
  4,166,356 EXCO Resources, Inc. (a)             24,539,837
  9,647,501 Forest Oil Corp. (b)                 21,996,302
    811,154 Goodrich Petroleum Corp. (a) (b)     22,387,850
  2,805,709 Magnum Hunter Resources
               Corp. (b)                         23,006,814
    581,947 Newfield Exploration Co. (b)         25,722,057
    308,955 Noble Energy, Inc.                   23,931,654
    728,112 QEP Resources, Inc.                  25,119,864
  9,569,052 Quicksilver Resources,
               Inc. (a) (b)                      25,549,369
    266,939 Range Resources Corp.                23,210,346
  3,387,039 SandRidge Energy, Inc. (a) (b)       24,217,329
    301,555 SM Energy Co.                        25,360,776
    513,850 Southwestern Energy Co. (b)          23,375,037
    740,248 Statoil ASA, ADR (a)                 22,821,846
    513,642 Stone Energy Corp. (b)               24,033,309
  1,963,279 Swift Energy Co. (a) (b)             25,483,361
  2,216,559 Talisman Energy, Inc.                23,495,525
    810,888 Ultra Petroleum Corp. (a) (b)        24,075,265
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       622,519,531
            (Cost $569,729,335)                ------------

            WARRANTS -- 0.0%
            OIL, GAS & CONSUMABLE FUELS
               -- 0.0%
    495,122 Magnum Hunter Resources Corp.,
               expiring 04/15/16
               @ $0 (a) (b) (c)                           0
            (Cost $8,995)                      ------------

            MONEY MARKET FUNDS -- 10.0%
 62,165,606 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                    62,165,606

     51,684 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (d)                     51,684
                                               ------------
            TOTAL MONEY MARKET FUNDS
               -- 10.0%                          62,217,290
            (Cost $62,217,290)                 ------------


 PRINCIPAL
   VALUE    DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS -- 4.4%
$27,675,339 JPMorgan Chase & Co., 0.06% (d),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $27,675,385. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $28,255,428. (e)                $ 27,675,339
            (Cost $27,675,339)                 ------------

            TOTAL INVESTMENTS -- 114.4%         712,412,160
            (Cost $659,630,959) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (14.4)%           (89,852,144)
                                               ------------
            NET ASSETS -- 100.0%               $622,560,016
                                               ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $87,412,044 and the total value of the collateral held by the Fund is $89,840,945.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such amounted to $0, or 0.00% of net assets.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,582,511 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,801,310.

ADR   - American Depositary Receipt


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $ 622,519,531    $        --        $  --
Money Market
   Funds                62,217,290             --           --
Repurchase
   Agreements                   --     27,675,339           --
Warrants*                       --             --**         --
                     --------------------------------------------
Total Investments    $ 684,736,821    $27,675,339        $  --
                     ============================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $ 87,412,044
Non-cash Collateral(2)                          (87,412,044)
                                               ------------
Net Amount                                     $         --
                                               ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS

Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $ 27,675,339
Non-cash Collateral(4)                          (27,675,339)
                                               ------------
Net Amount                                     $         --
                                               ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AUTOMOBILES -- 4.7%
     31,876 Kandi Technologies Group,
               Inc. (a) (b)                    $    451,045
     61,918 Tata Motors Ltd., ADR                 2,418,517
                                               ------------
                                                  2,869,562
                                               ------------
            BANKS -- 13.4%
     87,431 HDFC Bank Ltd., ADR                   4,093,519
     82,515 ICICI Bank Ltd., ADR (b)              4,117,499
                                               ------------
                                                  8,211,018
                                               ------------
            DIVERSIFIED CONSUMER SERVICES
               -- 1.4%
     15,412 New Oriental Education &
               Technology Group, Inc., ADR          409,497
     15,348 TAL Education Group, ADR (a) (b)        422,070
                                               ------------
                                                    831,567
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.3%
      8,148 China Telecom Corp., Ltd., ADR (a)      398,845
     26,425 China Unicom (Hong Kong) Ltd.,
               ADR (a)                              405,095
                                               ------------
                                                    803,940
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.7%
     17,967 Hollysys Automation Technologies
               Ltd. (b)                             440,012
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.7%
     13,153 Mindray Medical International
               Ltd., ADR (a)                        414,319
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 5.5%
     11,543 500.com Ltd., Class A, ADR (a) (b)      427,091
     12,031 Home Inns & Hotels Management,
               Inc., ADR (b)                        411,821
     71,031 Melco Crown Entertainment Ltd.,
               ADR                                2,536,517
                                               ------------
                                                  3,375,429
                                               ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.7%
      9,838 Huaneng Power International, Inc.,
               ADR (b)                              445,071
                                               ------------
            INSURANCE -- 0.6%
      9,841 China Life Insurance Co., Ltd.,
               ADR                                  385,866
                                               ------------
            INTERNET & CATALOG RETAIL -- 10.1%
     20,652 Ctrip.com International Ltd.,
               ADR (b)                            1,322,554
     34,648 E-Commerce China Dangdang,
               Inc., Class A, ADR (a) (b)           463,590
     40,770 MakeMyTrip Ltd. (a) (b)               1,432,250


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET & CATALOG RETAIL
               (CONTINUED)
     16,428 Qunar Cayman Islands Ltd.,
               ADR (a) (b)                     $    469,020
     13,360 Vipshop Holdings Ltd., ADR (a) (b)    2,508,206
                                               ------------
                                                  6,195,620
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 24.2%
     15,741 21Vianet Group, Inc., ADR (a) (b)       471,758
      8,710 58.com, Inc., ADR (b)                   470,862
     11,922 Autohome, Inc., ADR (b)                 410,474
     23,241 Baidu, Inc., ADR (b)                  4,341,651
      9,181 Bitauto Holdings Ltd., ADR (b)          447,115
      5,389 NetEase, Inc., ADR                      422,282
     47,466 Qihoo 360 Technology Co., Ltd.,
               ADR (b)                            4,368,771
      8,960 SINA Corp. (b)                          445,939
      6,913 Sohu.com, Inc. (b)                      398,811
    133,144 SouFun Holdings Ltd., ADR             1,303,480
     19,009 Youku Tudou, Inc., ADR (b)              453,555
     16,948 YY, Inc., ADR (a) (b)                 1,279,574
                                               ------------
                                                 14,814,272
                                               ------------
            IT SERVICES -- 12.8%
     76,660 Infosys Ltd., ADR                     4,122,008
    205,085 Wipro Ltd., ADR (a)                   2,438,461
     65,285 WNS Holdings Ltd., ADR (b)            1,252,166
                                               ------------
                                                  7,812,635
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.7%
     13,338 WuXi PharmaTech Cayman, Inc.,
               ADR (b)                              438,287
                                               ------------
            METALS & MINING -- 1.9%
     61,039 Sesa Sterlite Ltd., ADR               1,181,715
                                               ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 2.0%
      4,236 China Petroleum & Chemical
               Corp., ADR                           402,547
      2,279 CNOOC Ltd., ADR                         408,602
      3,305 PetroChina Co., Ltd., ADR (a)           414,943
                                               ------------
                                                  1,226,092
                                               ------------
            PHARMACEUTICALS -- 4.1%
     58,502 Dr. Reddy's Laboratories Ltd.,
               ADR                                2,524,361
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.7%
     47,535 E-House China Holdings Ltd., ADR        411,178
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.5%
     15,401 JinkoSolar Holding Co., Ltd.,
               ADR (a) (b)                          464,648
     34,413 Trina Solar Ltd., ADR (a) (b)           441,519
                                               ------------
                                                    906,167
                                               ------------


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 2.6%
     19,446 AutoNavi Holdings Ltd., ADR (b)    $    406,422
     34,560 Giant Interactive Group, Inc., ADR      409,190
     51,187 NQ Mobile, Inc., ADR (a) (b)            314,288
     22,516 Perfect World Co., Ltd., ADR            441,989
                                               ------------
                                                  1,571,889
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 6.4%
     44,069 Michael Kors Holdings Ltd. (b)        3,906,717
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.9%
     48,456 China Mobile Ltd., ADR                2,355,446
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         61,121,163
            (Cost $46,724,359)

            MONEY MARKET FUNDS -- 7.2%
  4,425,298 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (c) (d)                     4,425,298
            (Cost $4,425,298)

 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 3.2%
$ 1,970,087 JPMorgan Chase & Co., 0.06% (c),
               dated 06/30/14, due 07/01/14,
               with a maturity value of
               $1,970,090. Collateralized by
               U.S. Treasury Note, interest
               rate of 0.250%, due 08/15/15.
               The value of the collateral
               including accrued interest is
               $2,011,381. (d)                    1,970,087
            (Cost $1,970,087)                  ------------

            TOTAL INVESTMENTS -- 110.3%          67,516,548
            (Cost $53,119,744) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- (10.3)%            (6,324,681)
                                               ------------
            NET ASSETS -- 100.0%               $ 61,191,867
                                               ============

(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,251,022 and the total value of the collateral held by the Fund is $6,395,385.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,635,632 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,238,828.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $  61,121,163    $        --        $  --
Money Market
   Funds                 4,425,298             --           --
Repurchase
   Agreements                   --      1,970,087           --
                     --------------------------------------------
Total Investments    $  65,546,461    $ 1,970,087        $  --
                     ============================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
---------------------------------------------------------
     China                                   46.3%
     India                                   38.5
     Hong Kong                               15.1
     United States                           10.4
     Net Other Assets and Liabilities       (10.3)
                                           ------
                                           100.0%
                                           ======

 * See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $  6,251,022
Non-cash Collateral(2)                           (6,251,022)
                                               ------------
Net Amount                                     $         --
                                               ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $  1,970,087
Non-cash Collateral(4)                           (1,970,087)
                                               ------------
Net Amount                                     $         --
                                               ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.
(4) At June 30, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            BANKS -- 87.5%
     13,389 1st Source Corp.                   $    409,971
     13,849 Ameris Bancorp (a)                      298,584
      6,795 Arrow Financial Corp.                   176,262
     87,730 Associated Banc-Corp.                 1,586,158
      8,457 BancFirst Corp.                         523,488
     20,745 Bancorp (The), Inc. (a)                 247,073
      4,216 Bank of Kentucky Financial (The)
               Corp.                                146,675
      3,253 Bank of Marin Bancorp                   148,304
     43,828 Bank of the Ozarks, Inc.              1,466,047
     10,770 Banner Corp.                            426,815
     43,735 BBCN Bancorp, Inc.                      697,573
     15,740 BNC Bancorp                             268,682
     38,040 BOK Financial Corp.                   2,533,464
     44,019 Boston Private Financial Holdings,
               Inc.                                 591,615
      6,397 Bridge Bancorp, Inc.                    153,464
      8,724 Bridge Capital Holdings (a)             211,208
      7,527 Bryn Mawr Bank Corp.                    219,186
      4,082 Camden National Corp.                   158,218
     17,593 Capital Bank Financial Corp.,
               Class A (a)                          415,371
     17,585 Cardinal Financial Corp.                324,619
     43,806 Cathay General Bancorp                1,119,681
     19,553 Centerstate Banks, Inc.                 218,994
     16,432 Chemical Financial Corp.                461,411
      8,638 City Holding Co.                        389,747
     22,351 CoBiz Financial, Inc.                   240,720
     28,940 Columbia Banking System, Inc.           761,411
     52,370 Commerce Bancshares, Inc.             2,435,205
      9,585 Community Trust Bancorp, Inc.           327,999
      9,024 ConnectOne Bancorp, Inc. (a)            173,531
     14,703 Customers Bancorp, Inc. (b)             294,207
     58,265 CVB Financial Corp.                     933,988
     14,294 Eagle Bancorp, Inc. (a)                 482,422
     78,892 East West Bancorp, Inc.               2,760,431
     10,869 Enterprise Financial Services
               Corp.                                196,294
     11,713 Fidelity Southern Corp.                 152,152
      7,621 Financial Institutions, Inc.            178,484
     10,836 First Bancorp.                          198,841
     47,769 First Busey Corp.                       277,538
      4,724 First Citizens BancShares, Inc.,
               Class A                            1,157,380
     10,119 First Community Bancshares, Inc.        145,005
     31,751 First Financial Bancorp                 546,435
     35,234 First Financial Bankshares, Inc.      1,105,291
      7,348 First Financial Corp.                   236,532
     11,193 First Interstate BancSystem, Inc.       304,226
     19,820 First Merchants Corp.                   418,995
     41,412 First Midwest Bancorp, Inc.             705,246
     10,191 First NBC Bank Holding Co. (a)          341,500
      5,058 First of Long Island (The) Corp.        197,667
     90,976 FirstMerit Corp.                      1,796,776
     16,646 Flushing Financial Corp.                342,075
    103,969 Fulton Financial Corp.                1,288,176
      7,268 German American Bancorp, Inc.           196,817
     40,971 Glacier Bancorp, Inc.                 1,162,757


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            BANKS (CONTINUED)
      7,533 Great Southern Bancorp, Inc.       $    241,433
     45,272 Hancock Holding Co.                   1,599,007
     17,519 Hanmi Financial Corp.                   369,301
     10,153 Heartland Financial USA, Inc.           251,084
     16,608 Heritage Financial Corp.                267,223
     35,839 Home BancShares, Inc.                 1,176,236
     10,510 HomeTrust Bancshares, Inc. (a)          165,743
     16,534 IBERIABANK Corp.                      1,143,987
     13,149 Independent Bank Corp./MA               504,659
     12,613 Independent Bank Corp./MI               162,329
      9,005 Independent Bank Group, Inc.            501,308
     36,845 International Bancshares Corp.          994,815
    195,950 Investors Bancorp, Inc.               2,165,247
     20,859 Lakeland Bancorp, Inc.                  225,277
      9,097 Lakeland Financial Corp.                347,142
     11,239 MainSource Financial Group, Inc.        193,873
     30,336 MB Financial, Inc.                      820,589
      7,801 Metro Bancorp, Inc. (a)                 180,359
     76,569 National Penn Bancshares, Inc.          810,100
     24,037 NBT Bancorp, Inc.                       577,369
     58,164 Old National Bancorp                    830,582
      9,893 Pacific Continental Corp.               135,831
      9,477 Pacific Premier Bancorp, Inc. (a)       133,531
     56,070 PacWest Bancorp                       2,420,542
     24,573 Park Sterling Corp.                     161,936
      6,621 Peapack-Gladstone Financial Corp.       140,431
      2,652 Penns Woods Bancorp, Inc.               124,909
      5,997 Peoples Bancorp, Inc.                   158,621
     19,569 Pinnacle Financial Partners, Inc.       772,584
     56,931 Popular, Inc. (a)                     1,945,902
      7,392 Preferred Bank (a)                      174,747
     42,945 PrivateBancorp, Inc.                  1,247,982
     17,322 Renasant Corp.                          503,551
     10,199 Republic Bancorp, Inc., Class A         241,920
     16,350 S&T Bancorp, Inc.                       406,297
     13,787 Sandy Spring Bancorp, Inc.              343,434
     14,296 Seacoast Banking Corp. of
               Florida (a)                          155,398
      7,769 Sierra Bancorp                          122,750
     26,353 Signature Bank (a)                    3,325,222
      8,975 Simmons First National Corp.,
               Class A                              353,525
     13,272 South State Corp.                       809,592
     10,358 Southside Bancshares, Inc.              299,968
     10,889 Southwest Bancorp, Inc.                 185,766
     17,674 State Bank Financial Corp.              298,867
      8,067 Stock Yards Bancorp, Inc.               241,203
      6,367 Suffolk Bancorp (a)                     142,048
     47,909 Sun Bancorp, Inc. (a)                   192,115
    103,230 Susquehanna Bancshares, Inc.          1,090,109
     27,795 SVB Financial Group (a)               3,241,453
     23,691 Texas Capital Bancshares, Inc. (a)    1,278,129
     19,425 TowneBank                               305,167
      8,871 TriCo Bancshares                        205,275
     15,785 Tristate Capital Holdings,
               Inc. (a)                             223,042
     37,105 Trustmark Corp.                         916,122
     25,000 UMB Financial Corp.                   1,584,750
    119,356 Umpqua Holdings Corp.                 2,138,860


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS (CONTINUED)
     25,458 Union Bankshares Corp.             $    652,998
     38,005 United Bankshares, Inc.               1,228,702
     33,063 United Community Banks, Inc.            541,241
      8,936 Univest Corp. of Pennsylvania           184,975
     21,978 ViewPoint Financial Group, Inc.         591,428
      9,175 Washington Trust Bancorp, Inc.          337,365
     16,072 WesBanco, Inc.                          498,875
     14,474 Westamerica Bancorporation              756,701
     43,061 Wilshire Bancorp, Inc.                  442,236
     25,607 Wintrust Financial Corp.              1,177,922
      7,912 Yadkin Financial Corp. (a)              149,062
    101,727 Zions Bancorporation                  2,997,895
                                               ------------
                                                 81,659,353
                                               ------------
            IT SERVICES -- 0.3%
      6,344 Cass Information Systems, Inc.          313,901
                                               ------------
            THRIFTS & MORTGAGE FINANCE
               -- 12.1%
     25,612 Bank Mutual Corp.                       148,550
     41,943 Beneficial Mutual Bancorp,
               Inc. (a)                             568,747
      7,811 BofI Holding, Inc. (a)                  573,874
     38,847 Brookline Bancorp, Inc.                 363,996
     78,744 Capitol Federal Financial, Inc.         957,527
     12,402 Charter Financial Corp.                 137,662
     14,263 Clifton Bancorp, Inc.                   180,712
     20,280 Dime Community Bancshares, Inc.         320,221
      5,318 First Defiance Financial Corp.          152,627
      8,170 HomeStreet, Inc.                        150,083
     36,417 Kearny Financial Corp. (a)              551,353
     12,232 Meridian Interstate Bancorp,
               Inc. (a)                             314,118
      3,372 Meta Financial Group, Inc.              134,880
     29,465 Northfield Bancorp, Inc.                386,286
     52,075 Northwest Bancshares, Inc.              706,658
      9,539 OceanFirst Financial Corp.              157,966
     25,173 Oritani Financial Corp.                 387,412
      5,436 Territorial Bancorp, Inc.               113,504
    168,277 TFS Financial Corp. (a)               2,399,630
     52,084 TrustCo Bank Corp.                      347,921
     28,946 United Financial Bancorp, Inc.          392,218
     55,751 Washington Federal, Inc.              1,250,495
     18,928 Waterstone Financial, Inc.              215,969
      4,904 WSFS Financial Corp.                    361,278
                                               ------------
                                                 11,273,687
                                               ------------
            TOTAL INVESTMENTS -- 99.9%           93,246,941
            (Cost $89,022,899) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   46,747
                                               ------------
            NET ASSETS -- 100.0%               $ 93,293,688
                                               ============

(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,187,538 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $963,496.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $  93,246,941       $  --           $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 46                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.6%
        228 Boeing (The) Co.                   $     29,008
        111 General Dynamics Corp.                   12,937
        266 Honeywell International, Inc.            24,725
         29 L-3 Communications Holdings, Inc.         3,502
         91 Lockheed Martin Corp.                    14,626
         73 Northrop Grumman Corp.                    8,733
         49 Precision Castparts Corp.                12,368
        106 Raytheon Co.                              9,779
         46 Rockwell Collins, Inc.                    3,594
         95 Textron, Inc.                             3,638
        287 United Technologies Corp.                33,134
                                               ------------
                                                    156,044
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.8%
         51 C.H. Robinson Worldwide, Inc.             3,253
         67 Expeditors International of
               Washington, Inc.                       2,959
         95 FedEx Corp.                              14,381
        240 United Parcel Service, Inc.,
               Class B                               24,639
                                               ------------
                                                     45,232
                                               ------------
            AIRLINES -- 0.3%
        289 Delta Air Lines, Inc.                    11,190
        235 Southwest Airlines Co.                    6,312
                                               ------------
                                                     17,502
                                               ------------
            AUTO COMPONENTS -- 0.4%
         78 BorgWarner, Inc.                          5,085
         94 Delphi Automotive PLC                     6,462
         94 Goodyear Tire & Rubber (The) Co.          2,611
        226 Johnson Controls, Inc.                   11,284
                                               ------------
                                                     25,442
                                               ------------
            AUTOMOBILES -- 0.8%
      1,346 Ford Motor Co.                           23,205
        447 General Motors Co.                       16,226
         74 Harley-Davidson, Inc.                     5,169
                                               ------------
                                                     44,600
                                               ------------
            BANKS -- 5.9%
      3,578 Bank of America Corp.                    54,994
        244 BB&T Corp.                                9,621
      1,034 Citigroup, Inc.                          48,701
         62 Comerica, Inc.                            3,110
        289 Fifth Third Bancorp                       6,170
        282 Huntington Bancshares, Inc.               2,690
      1,288 JPMorgan Chase & Co.                     74,215
        301 KeyCorp                                   4,313
         45 M&T Bank Corp.                            5,582
        182 PNC Financial Services Group, Inc.       16,207
        469 Regions Financial Corp.                   4,981
        181 SunTrust Banks, Inc.                      7,251
        618 U.S. Bancorp                             26,772
      1,631 Wells Fargo & Co.                        85,725
         63 Zions Bancorporation                      1,857
                                               ------------
                                                    352,189
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            BEVERAGES -- 2.1%
         55 Brown-Forman Corp., Class B        $      5,179
      1,286 Coca-Cola (The) Co.                      54,475
         80 Coca-Cola Enterprises, Inc.               3,822
         57 Constellation Brands, Inc.,
               Class A (a)                            5,023
         67 Dr. Pepper Snapple Group, Inc.            3,925
         54 Molson Coors Brewing Co., Class B         4,005
         46 Monster Beverage Corp. (a)                3,267
        516 PepsiCo, Inc.                            46,100
                                               ------------
                                                    125,796
                                               ------------
            BIOTECHNOLOGY -- 2.5%
         67 Alexion Pharmaceuticals, Inc. (a)        10,469
        258 Amgen, Inc.                              30,540
         81 Biogen Idec, Inc. (a)                    25,540
        272 Celgene Corp. (a)                        23,359
        523 Gilead Sciences, Inc. (a)                43,362
         27 Regeneron Pharmaceuticals,
               Inc. (a)                               7,627
         80 Vertex Pharmaceuticals, Inc. (a)          7,574
                                               ------------
                                                    148,471
                                               ------------
            BUILDING PRODUCTS -- 0.1%
         31 Allegion PLC                              1,757
        121 Masco Corp.                               2,686
                                               ------------
                                                      4,443
                                               ------------
            CAPITAL MARKETS -- 2.2%
         19 Affiliated Managers Group,
               Inc. (a)                               3,903
         65 Ameriprise Financial, Inc.                7,800
        388 Bank of New York Mellon (The)
               Corp.                                 14,542
         43 BlackRock, Inc.                          13,743
        398 Charles Schwab (The) Corp.               10,718
         98 E*TRADE Financial Corp. (a)               2,084
        137 Franklin Resources, Inc.                  7,924
        142 Goldman Sachs Group (The), Inc.          23,776
        147 Invesco Ltd.                              5,549
         35 Legg Mason, Inc.                          1,796
        476 Morgan Stanley                           15,389
         76 Northern Trust Corp.                      4,880
        147 State Street Corp.                        9,887
         89 T. Rowe Price Group, Inc.                 7,513
                                               ------------
                                                    129,504
                                               ------------
            CHEMICALS -- 2.6%
         72 Air Products & Chemicals, Inc.            9,261
         23 Airgas, Inc.                              2,505
         18 CF Industries Holdings, Inc.              4,330
        410 Dow Chemical (The) Co.                   21,099
        312 E.I. du Pont de Nemours & Co.            20,417
         51 Eastman Chemical Co.                      4,455
         92 Ecolab, Inc.                             10,243
         45 FMC Corp.                                 3,204
         28 International Flavors &
               Fragrances, Inc.                       2,920
        142 LyondellBasell Industries N.V.,
               Class A                               13,866
        178 Monsanto Co.                             22,204


                        See Notes to Financial Statements                Page 47

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            CHEMICALS (CONTINUED)
        110 Mosaic (The) Co.                   $      5,439
         47 PPG Industries, Inc.                      9,877
        100 Praxair, Inc.                            13,284
         29 Sherwin-Williams (The) Co.                6,000
         40 Sigma-Aldrich Corp.                       4,059
                                               ------------
                                                    153,163
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES
               -- 0.5%
         59 ADT (The) Corp.                           2,062
         34 Cintas Corp.                              2,161
         58 Iron Mountain, Inc.                       2,056
         69 Pitney Bowes, Inc.                        1,906
         91 Republic Services, Inc.                   3,455
         29 Stericycle, Inc. (a)                      3,434
        157 Tyco International Ltd.                   7,159
        147 Waste Management, Inc.                    6,575
                                               ------------
                                                     28,808
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.7%
      1,743 Cisco Systems, Inc.                      43,314
         26 F5 Networks, Inc. (a)                     2,897
         36 Harris Corp.                              2,727
        161 Juniper Networks, Inc. (a)                3,951
         77 Motorola Solutions, Inc.                  5,126
        574 QUALCOMM, Inc.                           45,461
                                               ------------
                                                    103,476
                                               ------------
            CONSTRUCTION & ENGINEERING -- 0.2%
         54 Fluor Corp.                               4,152
         45 Jacobs Engineering Group, Inc. (a)        2,398
         74 Quanta Services, Inc. (a)                 2,559
                                               ------------
                                                      9,109
                                               ------------
            CONSTRUCTION MATERIALS -- 0.0%
         45 Vulcan Materials Co.                      2,869
                                               ------------
            CONSUMER FINANCE -- 1.0%
        310 American Express Co.                     29,410
        194 Capital One Financial Corp.              16,024
        159 Discover Financial Services               9,855
        144 Navient Corp.                             2,550
                                               ------------
                                                     57,839
                                               ------------
            CONTAINERS & PACKAGING -- 0.2%
         32 Avery Dennison Corp.                      1,640
         47 Ball Corp.                                2,946
         34 Bemis Co., Inc.                           1,382
         57 MeadWestvaco Corp.                        2,523
         56 Owens-Illinois, Inc. (a)                  1,940
         66 Sealed Air Corp.                          2,255
                                               ------------
                                                     12,686
                                               ------------
            DISTRIBUTORS -- 0.1%
         52 Genuine Parts Co.                         4,566
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED CONSUMER SERVICES
               -- 0.1%
          1 Graham Holdings Co., Class B       $        718
         93 H&R Block, Inc.                           3,117
                                               ------------
                                                      3,835
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.9%
        613 Berkshire Hathaway, Inc.,
               Class B (a)                           77,581
        107 CME Group, Inc.                           7,592
         39 Intercontinental Exchange, Inc.           7,367
        108 Leucadia National Corp.                   2,832
         93 McGraw Hill Financial, Inc.               7,722
         64 Moody's Corp.                             5,610
         40 NASDAQ OMX Group (The), Inc.              1,545
                                               ------------
                                                    110,249
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               -- 2.4%
      1,766 AT&T, Inc.                               62,446
        195 CenturyLink, Inc.                         7,059
        341 Frontier Communications Corp.             1,991
      1,409 Verizon Communications, Inc.             68,942
        205 Windstream Holdings, Inc.                 2,042
                                               ------------
                                                    142,480
                                               ------------
            ELECTRIC UTILITIES -- 1.8%
        166 American Electric Power Co., Inc.         9,258
        241 Duke Energy Corp.                        17,880
        111 Edison International                      6,450
         61 Entergy Corp.                             5,008
        292 Exelon Corp.                             10,652
        143 FirstEnergy Corp.                         4,965
        148 NextEra Energy, Inc.                     15,167
        108 Northeast Utilities                       5,105
         85 Pepco Holdings, Inc.                      2,336
         38 Pinnacle West Capital Corp.               2,198
        215 PPL Corp.                                 7,639
        303 Southern (The) Co.                       13,750
        171 Xcel Energy, Inc.                         5,511
                                               ------------
                                                    105,919
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.6%
         83 AMETEK, Inc.                              4,339
        162 Eaton Corp. PLC                          12,503
        239 Emerson Electric Co.                     15,860
         47 Rockwell Automation, Inc.                 5,883
                                               ------------
                                                     38,585
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.4%
         53 Amphenol Corp., Class A                   5,106
        445 Corning, Inc.                             9,768
         48 FLIR Systems, Inc.                        1,667
         63 Jabil Circuit, Inc.                       1,316
        139 TE Connectivity Ltd.                      8,596
                                               ------------
                                                     26,453
                                               ------------


Page 48                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               -- 2.1%
        148 Baker Hughes, Inc.                 $     11,018
         69 Cameron International Corp. (a)           4,672
         23 Diamond Offshore Drilling, Inc.           1,141
         80 Ensco PLC, Class A                        4,446
         80 FMC Technologies, Inc. (a)                4,886
        287 Halliburton Co.                          20,380
         37 Helmerich & Payne, Inc.                   4,296
         89 Nabors Industries Ltd.                    2,614
        146 National Oilwell Varco, Inc.             12,023
         87 Noble Corp. PLC                           2,920
         42 Rowan Cos. PLC, Class A                   1,341
        443 Schlumberger Ltd.                        52,252
        116 Transocean Ltd.                           5,223
                                               ------------
                                                    127,212
                                               ------------
            FOOD & STAPLES RETAILING -- 2.3%
        149 Costco Wholesale Corp.                   17,159
        398 CVS Caremark Corp.                       29,997
        173 Kroger (The) Co.                          8,551
         78 Safeway, Inc.                             2,679
        199 Sysco Corp.                               7,453
        299 Walgreen Co.                             22,165
        548 Wal-Mart Stores, Inc.                    41,138
        125 Whole Foods Market, Inc.                  4,829
                                               ------------
                                                    133,971
                                               ------------
            FOOD PRODUCTS -- 1.6%
        223 Archer-Daniels-Midland Co.                9,837
         61 Campbell Soup Co.                         2,794
        143 ConAgra Foods, Inc.                       4,244
        209 General Mills, Inc.                      10,981
         51 Hershey (The) Co.                         4,966
         46 Hormel Foods Corp.                        2,270
         35 J.M. Smucker (The) Co.                    3,730
         87 Kellogg Co.                               5,716
         43 Keurig Green Mountain, Inc.               5,358
        203 Kraft Foods Group, Inc.                  12,170
         44 McCormick & Co., Inc.                     3,150
         69 Mead Johnson Nutrition Co.                6,429
        576 Mondelez International, Inc.,
               Class A                               21,663
         94 Tyson Foods, Inc., Class A                3,529
                                               ------------
                                                     96,837
                                               ------------
            GAS UTILITIES -- 0.0%
         41 AGL Resources, Inc.                       2,256
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 2.1%
        511 Abbott Laboratories                      20,900
        185 Baxter International, Inc.               13,376
         66 Becton, Dickinson and Co.                 7,808
        450 Boston Scientific Corp. (a)               5,747
         26 C. R. Bard, Inc.                          3,718
         71 CareFusion Corp. (a)                      3,149
        153 Covidien PLC                             13,798
         48 DENTSPLY International, Inc.              2,273


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
         36 Edwards Lifesciences Corp. (a)     $      3,090
         13 Intuitive Surgical, Inc. (a)              5,353
        340 Medtronic, Inc.                          21,678
         97 St. Jude Medical, Inc.                    6,717
        101 Stryker Corp.                             8,516
         35 Varian Medical Systems, Inc. (a)          2,910
         57 Zimmer Holdings, Inc.                     5,920
                                               ------------
                                                    124,953
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 2.1%
        122 Aetna, Inc.                               9,892
         77 AmerisourceBergen Corp.                   5,595
        116 Cardinal Health, Inc.                     7,953
         91 Cigna Corp.                               8,369
         60 DaVita HealthCare Partners,
               Inc. (a)                               4,339
        263 Express Scripts Holding Co. (a)          18,234
         53 Humana, Inc.                              6,769
         29 Laboratory Corp. of America
               Holdings (a)                           2,970
         78 McKesson Corp.                           14,524
         28 Patterson Cos., Inc.                      1,106
         49 Quest Diagnostics, Inc.                   2,876
         33 Tenet Healthcare Corp. (a)                1,549
        333 UnitedHealth Group, Inc.                 27,223
         95 WellPoint, Inc.                          10,223
                                               ------------
                                                    121,622
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.1%
        100 Cerner Corp. (a)                          5,158
                                               ------------
            HOTELS, RESTAURANTS & LEISURE
               -- 1.7%
        149 Carnival Corp.                            5,610
         11 Chipotle Mexican Grill, Inc. (a)          6,518
         45 Darden Restaurants, Inc.                  2,082
         75 Marriott International, Inc.,
               Class A                                4,807
        336 McDonald's Corp.                         33,849
        256 Starbucks Corp.                          19,809
         65 Starwood Hotels & Resorts
               Worldwide, Inc.                        5,253
         43 Wyndham Worldwide Corp.                   3,256
         28 Wynn Resorts Ltd.                         5,812
        150 Yum! Brands, Inc.                        12,180
                                               ------------
                                                     99,176
                                               ------------
            HOUSEHOLD DURABLES -- 0.4%
         97 D.R. Horton, Inc.                         2,384
         42 Garmin Ltd.                               2,558
         23 Harman International Industries,
               Inc.                                   2,471
         47 Leggett & Platt, Inc.                     1,611
         60 Lennar Corp., Class A                     2,519
         21 Mohawk Industries, Inc. (a)               2,905
         94 Newell Rubbermaid, Inc.                   2,913
        116 PulteGroup, Inc.                          2,338
         26 Whirlpool Corp.                           3,620
                                               ------------
                                                     23,319
                                               ------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS -- 1.9%
         44 Clorox (The) Co.                   $      4,022
        296 Colgate-Palmolive Co.                    20,181
        128 Kimberly-Clark Corp.                     14,236
        921 Procter & Gamble (The) Co.               72,381
                                               ------------
                                                    110,820
                                               ------------
            INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.1%
        225 AES (The) Corp.                           3,499
        115 NRG Energy, Inc.                          4,278
                                               ------------
                                                      7,777
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 2.4%
        212 3M Co.                                   30,367
        205 Danaher Corp.                            16,140
      3,412 General Electric Co.                     89,667
         34 Roper Industries, Inc.                    4,964
                                               ------------
                                                    141,138
                                               ------------
            INSURANCE -- 2.9%
        115 ACE Ltd.                                 11,925
        155 Aflac, Inc.                               9,649
        148 Allstate (The) Corp.                      8,691
        492 American International Group, Inc.       26,853
        101 Aon PLC                                   9,099
         24 Assurant, Inc.                            1,573
         83 Chubb (The) Corp.                         7,650
         50 Cincinnati Financial Corp.                2,402
        169 Genworth Financial, Inc.,
               Class A (a)                            2,941
        153 Hartford Financial Services Group
               (The), Inc.                            5,479
         90 Lincoln National Corp.                    4,630
        104 Loews Corp.                               4,577
        187 Marsh & McLennan Cos., Inc.               9,690
        383 MetLife, Inc.                            21,279
         93 Principal Financial Group, Inc.           4,695
        185 Progressive (The) Corp.                   4,692
        157 Prudential Financial, Inc.               13,937
         30 Torchmark Corp.                           2,458
        118 Travelers (The) Cos., Inc.               11,100
         88 Unum Group                                3,059
         92 XL Group PLC                              3,011
                                               ------------
                                                    169,390
                                               ------------
            INTERNET & CATALOG RETAIL -- 1.3%
        127 Amazon.com, Inc. (a)                     41,247
         35 Expedia, Inc.                             2,757
         20 Netflix, Inc. (a)                         8,812
         18 Priceline Group (The), Inc. (a)          21,654
         38 TripAdvisor, Inc. (a)                     4,129
                                               ------------
                                                     78,599
                                               ------------
            INTERNET SOFTWARE & SERVICES
               -- 3.2%
         61 Akamai Technologies, Inc. (a)             3,725
        388 eBay, Inc. (a)                           19,423
        585 Facebook, Inc., Class A (a)              39,365


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
         96 Google, Inc., Class A (a)          $     56,128
         96 Google, Inc., Class C (a)                55,227
         42 VeriSign, Inc. (a)                        2,050
        319 Yahoo!, Inc. (a)                         11,206
                                               ------------
                                                    187,124
                                               ------------
            IT SERVICES -- 3.3%
        215 Accenture PLC, Class A                   17,381
         18 Alliance Data Systems Corp. (a)           5,062
        164 Automatic Data Processing, Inc.          13,002
        207 Cognizant Technology Solutions
               Corp., Class A (a)                    10,124
         49 Computer Sciences Corp.                   3,097
         98 Fidelity National Information
               Services, Inc.                         5,365
         85 Fiserv, Inc. (a)                          5,127
        324 International Business Machines
               Corp.                                 58,731
        342 MasterCard, Inc., Class A                25,127
        110 Paychex, Inc.                             4,572
         54 Teradata Corp. (a)                        2,171
         57 Total System Services, Inc.               1,790
        171 Visa, Inc., Class A                      36,031
        183 Western Union (The) Co.                   3,173
        372 Xerox Corp.                               4,628
                                               ------------
                                                    195,381
                                               ------------
            LEISURE PRODUCTS -- 0.1%
         39 Hasbro, Inc.                              2,069
        115 Mattel, Inc.                              4,482
                                               ------------
                                                      6,551
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES
               -- 0.5%
        113 Agilent Technologies, Inc.                6,490
         39 PerkinElmer, Inc.                         1,827
        136 Thermo Fisher Scientific, Inc.           16,048
         29 Waters Corp. (a)                          3,029
                                               ------------
                                                     27,394
                                               ------------
            MACHINERY -- 1.7%
        212 Caterpillar, Inc.                        23,038
         58 Cummins, Inc.                             8,949
        124 Deere & Co.                              11,228
         57 Dover Corp.                               5,184
         47 Flowserve Corp.                           3,495
        129 Illinois Tool Works, Inc.                11,295
         85 Ingersoll-Rand PLC                        5,313
         34 Joy Global, Inc.                          2,094
        121 PACCAR, Inc.                              7,603
         37 Pall Corp.                                3,159
         51 Parker Hannifin Corp.                     6,412
         66 Pentair PLC                               4,760
         20 Snap-on, Inc.                             2,370
         53 Stanley Black & Decker, Inc.              4,655
         63 Xylem, Inc.                               2,462
                                               ------------
                                                    102,017
                                               ------------


Page 50                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA -- 3.6%
         74 Cablevision Systems Corp.,
               Class A                         $      1,306
        180 CBS Corp., Class B                       11,185
        885 Comcast Corp., Class A                   47,507
        159 DIRECTV (a)                              13,517
         74 Discovery Communications, Inc.,
               Class A (a)                            5,497
         77 Gannett Co., Inc.                         2,411
        144 Interpublic Group of Cos. (The),
               Inc.                                   2,809
        169 News Corp., Class A (a)                   3,032
         88 Omnicom Group, Inc.                       6,267
         36 Scripps Networks Interactive,
               Inc., Class A                          2,921
         95 Time Warner Cable, Inc.                  13,993
        300 Time Warner, Inc.                        21,075
        652 Twenty-First Century Fox, Inc.,
               Class A                               22,918
        133 Viacom, Inc., Class B                    11,535
        548 Walt Disney (The) Co.                    46,986
                                               ------------
                                                    212,959
                                               ------------
            METALS & MINING -- 0.5%
        399 Alcoa, Inc.                               5,941
         37 Allegheny Technologies, Inc.              1,669
        353 Freeport-McMoRan Copper &
               Gold, Inc.                            12,884
        170 Newmont Mining Corp.                      4,325
        108 Nucor Corp.                               5,319
         49 United States Steel Corp.                 1,276
                                               ------------
                                                     31,414
                                               ------------
            MULTILINE RETAIL -- 0.6%
        103 Dollar General Corp. (a)                  5,908
         70 Dollar Tree, Inc. (a)                     3,812
         33 Family Dollar Stores, Inc.                2,183
         66 Kohl's Corp.                              3,477
        123 Macy's, Inc.                              7,136
         48 Nordstrom, Inc.                           3,261
        216 Target Corp.                             12,517
                                               ------------
                                                     38,294
                                               ------------
            MULTI-UTILITIES -- 1.2%
         83 Ameren Corp.                              3,393
        146 CenterPoint Energy, Inc.                  3,729
         92 CMS Energy Corp.                          2,866
        100 Consolidated Edison, Inc.                 5,774
        198 Dominion Resources, Inc.                 14,161
         60 DTE Energy Co.                            4,672
         27 Integrys Energy Group, Inc.               1,920
        107 NiSource, Inc.                            4,209
        158 PG&E Corp.                                7,587
        172 Public Service Enterprise Group,
               Inc.                                   7,016
         48 SCANA Corp.                               2,583
         78 Sempra Energy                             8,167
         70 TECO Energy, Inc.                         1,294
         77 Wisconsin Energy Corp.                    3,613
                                               ------------
                                                     70,984
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               -- 8.7%
        172 Anadarko Petroleum Corp.           $     18,829
        131 Apache Corp.                             13,181
        142 Cabot Oil & Gas Corp.                     4,848
        172 Chesapeake Energy Corp.                   5,346
        648 Chevron Corp.                            84,596
         30 Cimarex Energy Co.                        4,304
        418 ConocoPhillips                           35,835
         78 CONSOL Energy, Inc.                       3,593
        120 Denbury Resources, Inc.                   2,215
        130 Devon Energy Corp.                       10,322
        186 EOG Resources, Inc.                      21,736
         52 EQT Corp.                                 5,559
      1,461 Exxon Mobil Corp.                       147,094
         90 Hess Corp.                                8,900
        227 Kinder Morgan, Inc.                       8,231
        230 Marathon Oil Corp.                        9,182
         98 Marathon Petroleum Corp.                  7,651
         57 Murphy Oil Corp.                          3,789
         46 Newfield Exploration Co. (a)              2,033
        122 Noble Energy, Inc.                        9,450
        267 Occidental Petroleum Corp.               27,402
         71 ONEOK, Inc.                               4,834
         92 Peabody Energy Corp.                      1,504
        193 Phillips 66                              15,523
         49 Pioneer Natural Resources Co.            11,261
         61 QEP Resources, Inc.                       2,105
         57 Range Resources Corp.                     4,956
        120 Southwestern Energy Co. (a)               5,459
        228 Spectra Energy Corp.                      9,685
         44 Tesoro Corp.                              2,581
        182 Valero Energy Corp.                       9,118
        233 Williams (The) Cos., Inc.                13,563
                                               ------------
                                                    514,685
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.1%
        147 International Paper Co.                   7,419
                                               ------------
            PERSONAL PRODUCTS -- 0.1%
        148 Avon Products, Inc.                       2,162
         86 Estee Lauder (The) Cos., Inc.,
               Class A                                6,387
                                               ------------
                                                      8,549
                                               ------------
            PHARMACEUTICALS -- 6.1%
        541 AbbVie, Inc.                             30,534
         59 Actavis PLC (a)                          13,160
        101 Allergan, Inc.                           17,091
        564 Bristol-Myers Squibb Co.                 27,360
        335 Eli Lilly & Co.                          20,827
         82 Forest Laboratories, Inc. (a)             8,118
         57 Hospira, Inc. (a)                         2,928
        963 Johnson & Johnson                       100,749
        994 Merck & Co., Inc.                        57,503
        127 Mylan, Inc. (a)                           6,548
         46 Perrigo Co. PLC                           6,705
      2,171 Pfizer, Inc.                             64,435
        170 Zoetis, Inc.                              5,486
                                               ------------
                                                    361,444
                                               ------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES -- 0.2%
         13 Dun & Bradstreet (The) Corp.       $      1,432
         42 Equifax, Inc.                             3,047
        103 Nielsen N.V.                              4,986
         47 Robert Half International, Inc.           2,244
                                               ------------
                                                     11,709
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS
               -- 2.2%
        135 American Tower Corp.                     12,147
         50 Apartment Investment &
               Management Co., Class A                1,614
         41 AvalonBay Communities, Inc.               5,830
         52 Boston Properties, Inc.                   6,145
        114 Crown Castle International Corp.          8,466
        114 Equity Residential                        7,182
         21 Essex Property Trust, Inc.                3,883
        177 General Growth Properties, Inc.           4,170
        156 HCP, Inc.                                 6,455
        104 Health Care REIT, Inc.                    6,518
        258 Host Hotels & Resorts, Inc.               5,679
        140 Kimco Realty Corp.                        3,217
         48 Macerich (The) Co.                        3,204
         60 Plum Creek Timber Co., Inc.               2,706
        170 Prologis, Inc.                            6,985
         49 Public Storage                            8,396
        106 Simon Property Group, Inc.               17,626
        100 Ventas, Inc.                              6,410
         59 Vornado Realty Trust                      6,297
        199 Weyerhaeuser Co.                          6,585
                                               ------------
                                                    129,515
                                               ------------
            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.0%
         95 CBRE Group, Inc., Class A (a)             3,044
                                               ------------
            ROAD & RAIL -- 1.0%
        342 CSX Corp.                                10,537
         38 Kansas City Southern                      4,085
        105 Norfolk Southern Corp.                   10,818
         18 Ryder System, Inc.                        1,586
        308 Union Pacific Corp.                      30,723
                                               ------------
                                                     57,749
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.3%
        107 Altera Corp.                              3,719
        107 Analog Devices, Inc.                      5,785
        414 Applied Materials, Inc.                   9,336
         86 Avago Technologies Ltd.                   6,198
        189 Broadcom Corp., Class A                   7,016
         24 First Solar, Inc. (a)                     1,705
      1,694 Intel Corp.                              52,344
         56 KLA-Tencor Corp.                          4,068
         55 Lam Research Corp.                        3,717
         80 Linear Technology Corp.                   3,766
         68 Microchip Technology, Inc.                3,319
        364 Micron Technology, Inc. (a)              11,994


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
        190 NVIDIA Corp.                       $      3,523
        367 Texas Instruments, Inc.                  17,539
         91 Xilinx, Inc.                              4,305
                                               ------------
                                                    138,334
                                               ------------
            SOFTWARE -- 3.5%
        158 Adobe Systems, Inc. (a)                  11,433
         78 Autodesk, Inc. (a)                        4,398
        109 CA, Inc.                                  3,133
         56 Citrix Systems, Inc. (a)                  3,503
        107 Electronic Arts, Inc. (a)                 3,838
         97 Intuit, Inc.                              7,811
      2,558 Microsoft Corp.                         106,669
      1,168 Oracle Corp.                             47,339
         64 Red Hat, Inc. (a)                         3,537
        192 salesforce.com, inc. (a)                 11,151
        235 Symantec Corp.                            5,381
                                               ------------
                                                    208,193
                                               ------------
            SPECIALTY RETAIL -- 2.0%
         22 AutoNation, Inc. (a)                      1,313
         11 AutoZone, Inc. (a)                        5,899
         69 Bed Bath & Beyond, Inc. (a)               3,959
         94 Best Buy Co., Inc.                        2,915
         75 CarMax, Inc. (a)                          3,901
         39 GameStop Corp., Class A                   1,578
         88 Gap (The), Inc.                           3,658
        466 Home Depot (The), Inc.                   37,727
         83 L Brands, Inc.                            4,869
        339 Lowe's Cos., Inc.                        16,269
         36 O'Reilly Automotive, Inc. (a)             5,422
         34 PetSmart, Inc.                            2,033
         72 Ross Stores, Inc.                         4,761
        220 Staples, Inc.                             2,385
         38 Tiffany & Co.                             3,809
        238 TJX (The) Cos., Inc.                     12,650
         47 Tractor Supply Co.                        2,839
         35 Urban Outfitters, Inc. (a)                1,185
                                               ------------
                                                    117,172
                                               ------------
            TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 4.3%
      2,052 Apple, Inc.                             190,693
        697 EMC Corp.                                18,359
        637 Hewlett-Packard Co.                      21,454
        113 NetApp, Inc.                              4,127
         77 SanDisk Corp.                             8,041
        111 Seagate Technology PLC                    6,307
         71 Western Digital Corp.                     6,553
                                               ------------
                                                    255,534
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 0.8%
         93 Coach, Inc.                               3,180
         16 Fossil Group, Inc. (a)                    1,672
         61 Michael Kors Holdings Ltd. (a)            5,407
        251 NIKE, Inc., Class B                      19,465


Page 52                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
         28 PVH Corp.                          $      3,265
         20 Ralph Lauren Corp.                        3,214
         55 Under Armour, Inc., Class A (a)           3,272
        117 VF Corp.                                  7,371
                                               ------------
                                                     46,846
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 0.1%
        162 Hudson City Bancorp, Inc.                 1,592
        106 People's United Financial, Inc.           1,608
                                               ------------
                                                      3,200
                                               ------------
            TOBACCO -- 1.5%
        676 Altria Group, Inc.                       28,352
        123 Lorillard, Inc.                           7,499
        535 Philip Morris International, Inc.        45,106
        106 Reynolds American, Inc.                   6,397
                                               ------------
                                                     87,354
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.2%
         93 Fastenal Co.                              4,602
         21 W.W. Grainger, Inc.                       5,340
                                               ------------
                                                      9,942
                                               ------------

            TOTAL INVESTMENTS -- 100.0%           5,924,295
            (Cost $4,577,483) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.0)%                    (12)
                                               ------------
            NET ASSETS -- 100.0%               $  5,924,283
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,371,686 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,874.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1         LEVEL 2         LEVEL 3
-----------------------------------------------------------------
Common Stocks*       $   5,924,295       $  --           $  --
                     ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)

                                                                FIRST TRUST      FIRST TRUST      FIRST TRUST      FIRST TRUST
                                                                NASDAQ-100       NASDAQ-100-      NASDAQ-100        NASDAQ(R)
                                                                   EQUAL         TECHNOLOGY      EX-TECHNOLOGY    CLEAN EDGE(R)
                                                                 WEIGHTED          SECTOR           SECTOR        GREEN ENERGY
                                                                INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND
                                                                  (QQEW)           (QTEC)           (QQXT)           (QCLN)
                                                              ---------------  ---------------  ---------------  ---------------
ASSETS:
Investments, at value.......................................  $   427,303,966  $   229,536,604  $    94,517,526  $   153,501,867
Cash........................................................         120,167          178,633                --           72,956
Receivables:
      Capital shares sold...................................               --        1,995,923               --               --
      Investment securities sold............................               --               --               --               --
      Dividends.............................................          268,055           24,106           94,891           34,332
      Securities lending income.............................            1,803               --              218           73,758
      Interest..............................................               --               --                2               --
      Reclaims..............................................               --               --               --               --
Prepaid expenses............................................            3,142            1,340              681              937
                                                              ---------------  ---------------  ---------------  ---------------
      TOTAL ASSETS..........................................     427,697,133      231,736,606       94,613,318      153,683,850
                                                              ---------------  ---------------  ---------------  ---------------
LIABILITIES:
Due to custodian............................................               --               --               --               --
Payables:
      Capital shares redeemed...............................               --               --               --               --
      Investment securities purchased.......................               --        1,996,093               --               --
      Collateral for securities on loan.....................        4,744,585               --          787,500       21,056,197
      Investment advisory fees..............................          122,211           66,834           23,235           28,271
      Licensing fees........................................           98,205           54,787           22,812           39,095
      Printing fees.........................................           17,807           12,989            7,882            9,934
      Audit and tax fees....................................           14,293           14,293           14,293           14,293
      Trustees' fees........................................            2,715            1,877            1,630            1,580
Other liabilities...........................................          116,175           58,513           26,986           48,023
                                                              ---------------  ---------------  ---------------  ---------------
      TOTAL LIABILITIES.....................................        5,115,991        2,205,386          884,338       21,197,393
                                                              ---------------  ---------------  ---------------  ---------------
NET ASSETS..................................................  $   422,581,142  $   229,531,220  $    93,728,980  $   132,486,457
                                                              ===============  ===============  ===============  ===============

NET ASSETS CONSIST OF:
Paid-in capital.............................................  $  392,747,713   $   191,390,742  $    76,449,282  $   134,905,901
Par value...................................................         108,500            57,500           26,000           64,500
Accumulated net investment income (loss)....................        (100,035)          (75,042)          (6,330)          36,434
Accumulated net realized gain (loss) on investments.........       8,537,202       (13,749,065)         416,296      (14,717,472)
Net unrealized appreciation (depreciation) on investments...      21,287,762        51,907,085       16,843,732       12,197,094
                                                              ---------------  ---------------  ---------------  ---------------
NET ASSETS..................................................  $  422,581,142   $   229,531,220  $    93,728,980  $   132,486,457
                                                              ===============  ===============  ===============  ===============

NET ASSET VALUE, per share..................................  $         38.95  $         39.92  $         36.05  $         20.54
                                                              ===============  ===============  ===============  ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................       10,850,002        5,750,002        2,600,002        6,450,002
                                                              ---------------  ---------------  ---------------  ---------------
Investments, at cost........................................  $   406,016,204  $   177,629,519  $    77,673,794  $   141,304,773
                                                              ===============  ===============  ===============  ===============
Securities on loan, at value................................  $     4,647,112  $            --  $       771,750  $    20,510,389
                                                              ===============  ===============  ===============  ===============


Page 54                See Notes to Financial Statements

                                                                        FIRST TRUST      FIRST TRUST
    FIRST TRUST      FIRST TRUST      FIRST TRUST      FIRST TRUST     NASDAQ(R) ABA       CBOE(R)
        S&P              ISE          ISE-REVERE           ISE           COMMUNITY       S&P 500(R)
       REIT             WATER         NATURAL GAS        CHINDIA           BANK            VIX(R)
    INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND     TAIL HEDGE FUND
       (FRI)            (FIW)            (FCG)            (FNI)           (QABA)           (VIXH)
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  $   194,683,346  $   209,243,593  $   712,412,160  $    67,516,548  $    93,246,941  $     5,924,295
          161,438               --          142,672           27,258           15,726              520

        3,069,863        3,472,856        9,388,619               --               --               --
       65,434,988               --        8,253,426               --               --               --
          817,061          262,928               --          111,231          118,674            6,276
               --               --          270,678            6,657               --               --
                7                5               19               --               --               --
               --               --           68,889               --               --               --
            3,448            3,334            5,159            2,695              353               --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
      264,170,151      212,982,716      730,541,622       67,664,389       93,381,694        5,931,091
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

               --           30,401               --               --               --               --

       65,365,562               --        8,253,636               --               --               --
        3,469,258        3,471,856        9,389,223               --               --            3,903
               --               --       89,840,945        6,395,385               --               --
           80,636           64,709          180,701           18,845           21,040            2,905
           93,939           24,928          132,564           12,240           20,647               --
           12,254           16,343           35,701            7,063            4,983               --
           14,293           14,293           14,293           14,293           14,293               --
            1,550            2,094            3,570            1,523            1,238               --
           57,270           50,111          130,973           23,173           25,805               --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
       69,094,762        3,674,735      107,981,606        6,472,522           88,006            6,808
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  $   195,075,389  $   209,307,981  $   622,560,016  $    61,191,867  $    93,293,688  $     5,924,283
  ===============  ===============  ===============  ===============  ===============  ===============


  $   177,907,240  $   182,734,084  $   682,269,605  $    92,539,431  $    88,329,073  $     5,240,255
           95,500           60,500          264,000           20,500           26,000            2,500
        1,594,891           45,677         (330,796)        (133,375)          40,914            3,076
        9,968,960       (8,027,252)    (112,423,994)     (45,631,493)         673,659         (668,360)
        5,508,798       34,494,972       52,781,201       14,396,804        4,224,042        1,346,812
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  $   195,075,389  $   209,307,981  $   622,560,016  $    61,191,867  $    93,293,688  $     5,924,283
  ===============  ===============  ===============  ===============  ===============  ===============

  $         20.43  $         34.60  $         23.58  $         29.85  $         35.88  $         23.70
  ===============  ===============  ===============  ===============  ===============  ===============

        9,550,002        6,050,002       26,400,002        2,050,002        2,600,002          250,002
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  $   189,174,548  $   174,748,621  $   659,630,959  $    53,119,744  $    89,022,899  $     4,577,483
  ===============  ===============  ===============  ===============  ===============  ===============
  $            --  $            --  $    87,412,044  $     6,251,022  $            --  $            --
  ===============  ===============  ===============  ===============  ===============  ===============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

                                                                 FIRST TRUST      FIRST TRUST      FIRST TRUST     FIRST TRUST
                                                                 NASDAQ-100       NASDAQ-100-      NASDAQ-100        NASDAQ(R)
                                                                    EQUAL         TECHNOLOGY      EX-TECHNOLOGY    CLEAN EDGE(R)
                                                                  WEIGHTED          SECTOR           SECTOR       GREEN ENERGY
                                                                 INDEX FUND       INDEX FUND       INDEX FUND      INDEX FUND
                                                                   (QQEW)           (QTEC)           (QQXT)          (QCLN)
                                                              ---------------  ---------------  ---------------  ---------------

INVESTMENT INCOME:
Dividends...................................................  $     4,133,617  $     1,432,459  $     1,053,218  $       360,802
Securities lending income (net of fees).....................           15,077               --            3,437          455,127
Foreign tax withholding.....................................               --               --               --               --
Interest....................................................               --               --               12               --
                                                              ---------------  ---------------  ---------------  ---------------
   Total investment income..................................        4,148,694        1,432,459        1,056,667          815,929
                                                              ---------------  ---------------  ---------------  ---------------

EXPENSES:
Investment advisory fees....................................          778,809          414,757          184,382          303,066
Licensing fees..............................................          194,702          103,689           46,096           75,767
Accounting and administration fees..........................           98,498           52,691           23,943           38,679
Custodian fees..............................................           33,458           13,432            7,699           15,646
Printing fees...............................................           29,435           19,556           12,189           16,127
Audit and tax fees..........................................           11,867           11,674           11,524           11,536
Transfer agent fees.........................................            9,735            5,185            2,305            3,788
Legal fees..................................................            7,216            6,310            2,901            4,969
Trustees' fees and expenses.................................            6,143            3,839            2,783            3,446
Registration and filing fees................................            5,133              661             (334)             775
Listing fees................................................            3,948            3,477            3,463            3,727
Expenses previously waived or reimbursed....................               --               --               --               --
Other expenses..............................................            6,590            3,386            2,000            3,600
                                                              ---------------  ---------------  ---------------  ---------------
   Total expenses...........................................        1,185,534          638,657          298,951          481,126

   Less fees waived and expenses reimbursed by the
      investment advisor....................................          (17,320)         (16,521)         (22,377)         (24,785)
                                                              ---------------  ---------------  ---------------  ---------------
   Net expenses.............................................        1,168,214         622,136          276,574          456,341
                                                              ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)................................        2,980,480         810,323          780,093          359,588
                                                              ---------------  ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................       (1,817,358)          56,680          (55,357)        (123,280)
   Options..................................................               --               --               --               --
   In-kind redemptions......................................       21,772,228        8,162,898        4,485,066       20,505,738
                                                              ---------------  ---------------  ---------------  ---------------
Net realized gain (loss)....................................       19,954,870        8,219,578        4,429,709       20,382,458
                                                              ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................          913,322       16,542,524       (1,202,510)      (9,701,541)
   Options..................................................               --               --               --               --
                                                              ---------------  ---------------  ---------------  ---------------
Net change in unrealized appreciation (depreciation)........          913,322       16,542,524       (1,202,510)      (9,701,541)
                                                              ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       20,868,192       24,762,102        3,227,199       10,680,917
                                                              ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $    23,848,672  $    25,572,425  $     4,007,292  $    11,040,505
                                                              ===============  ===============  ===============  ===============


Page 56                 See Notes to Financial Statements

                                                                        FIRST TRUST      FIRST TRUST
    FIRST TRUST      FIRST TRUST      FIRST TRUST      FIRST TRUST     NASDAQ(R) ABA       CBOE(R)
        S&P              ISE          ISE-REVERE           ISE           COMMUNITY       S&P 500(R)
       REIT             WATER         NATURAL GAS        CHINDIA           BANK            VIX(R)
    INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND       INDEX FUND     TAIL HEDGE FUND
       (FRI)            (FIW)            (FCG)            (FNI)           (QABA)           (VIXH)
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------


  $     3,613,733  $     1,499,284  $     2,031,429  $       280,333  $       763,374  $        58,283
               --               --        1,222,903           67,739               --               --
               --          (33,738)        (157,826)          (5,099)              --               (6)
               40               13               50               --               --               --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
        3,613,773        1,465,559        3,096,556          342,973          763,374           58,277
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------


          271,999          389,061          984,357          130,730          151,870           17,005 (a)
           72,511           48,633          246,089           26,146           34,171               --
           46,656           49,428          123,787           17,262           20,382               --
           10,994           12,497           33,524           10,137            4,746               --
             (766)          24,362           47,101           10,215            9,339               --
           11,624           11,709           12,171           11,492           11,458               --
            4,533            4,863           12,304            1,634            1,898               --
            3,354            5,972           12,688            2,007            2,173               --
            3,542            3,769            6,602            2,579            2,522               --
            5,066             (772)          (1,832)              --            2,431               --
            3,808            3,808            4,006            4,006            4,347               --
           14,444           27,196               --               --               --               --
            5,567            3,066            9,341            4,861            1,382               --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
          453,332          583,592        1,490,138          221,069          246,719           17,005


               --               --          (13,603)         (22,555)         (18,914)              --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
          453,332          583,592        1,476,535          198,514          227,805           17,005
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
        3,160,441          881,967        1,620,021          144,459          535,569           41,272
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------



         (630,941)       1,870,535      (19,555,949)         268,750         (831,014)          13,296
               --               --               --               --               --         (171,752)
       12,479,067        3,733,301       62,422,272        5,162,985        2,328,710               --
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
       11,848,126        5,603,836       42,866,323        5,431,735        1,497,696         (158,456)
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

       12,075,702       (1,507,446)      49,773,892       (1,698,892)      (3,264,021)         325,020
               --               --               --               --               --           39,761
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
       12,075,702       (1,507,446)      49,773,892       (1,698,892)      (3,264,021)         364,781
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
       23,923,828        4,096,390       92,640,215        3,732,843       (1,766,325)         206,325
  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  $    27,084,269  $     4,978,357  $    94,260,236  $     3,877,302  $    (1,230,756) $       247,597
  ===============  ===============  ===============  ===============  ===============  ===============

(a) Fund is subject to a Unitary Fee (See Note 3 in the Notes to Financial Statements).


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                     FIRST TRUST
                                                                         NASDAQ-100                     NASDAQ-100-
                                                                       EQUAL WEIGHTED                TECHNOLOGY SECTOR
                                                                         INDEX FUND                      INDEX FUND
                                                                           (QQEW)                          (QTEC)
                                                               ------------------------------  ------------------------------
                                                                 For the Six                     For the Six
                                                                Months Ended   For the Year     Months Ended   For the Year
                                                                  6/30/2014        Ended          6/30/2014        Ended
                                                                 (Unaudited)    12/31/2013       (Unaudited)    12/31/2013
                                                                -------------  -------------    -------------  -------------
OPERATIONS:
   Net investment income (loss)...........................      $   2,980,480  $   1,133,384    $     810,323  $   1,048,880
   Net realized gain (loss)...............................         19,954,870     34,815,693        8,219,578      3,362,041
   Net change in unrealized appreciation (depreciation)...            913,322     17,842,947       16,542,524     39,185,377
                                                                -------------  -------------    -------------  -------------
   Net increase (decrease) in net assets resulting
        from operations...................................         23,848,672     53,792,024       25,572,425     43,596,298
                                                                -------------  -------------    -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................         (3,080,515)    (1,151,465)        (885,365)    (1,166,616)
                                                                -------------  -------------    -------------  -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        285,206,739    357,783,254       48,533,651     41,604,720
   Cost of shares redeemed................................       (172,338,770)  (206,293,601)     (20,854,113)   (12,877,761)
                                                                -------------  -------------    -------------  -------------
   Net increase (decrease) in net assets resulting
        from shareholder transactions.....................        112,867,969    151,489,653       27,679,538     28,726,959
                                                                -------------  -------------    -------------  -------------
   Total increase (decrease) in net assets................        133,636,126    204,130,212       52,366,598     71,156,641

NET ASSETS:
   Beginning of period....................................        288,945,016     84,814,804      177,164,622    106,007,981
                                                                -------------  -------------    -------------  -------------
   End of period..........................................      $ 422,581,142  $ 288,945,016    $ 229,531,220  $ 177,164,622
                                                                =============  =============    =============  =============
   Accumulated net investment income (loss)
        at end of period..................................      $    (100,035) $          --    $     (75,042) $          --
                                                                =============  =============    =============  =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................          7,950,002      3,250,002        5,000,002      4,100,002
   Shares sold............................................          7,550,000     11,000,000        1,300,000      1,350,000
   Shares redeemed........................................         (4,650,000)    (6,300,000)        (550,000)      (450,000)
                                                                -------------  -------------    -------------  -------------

   Shares outstanding, end of period......................         10,850,002      7,950,002        5,750,002      5,000,002
                                                                =============  =============    =============  =============


Page 58                    See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST                      FIRST TRUST
          NASDAQ-100                       NASDAQ(R)                           S&P                          FIRST TRUST
     EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                  REIT                          ISE WATER
          INDEX FUND                       INDEX FUND                       INDEX FUND                       INDEX FUND
            (QQXT)                           (QCLN)                           (FRI)                            (FIW)
------------------------------   ------------------------------   ------------------------------   ------------------------------

  For the Six                      For the Six                      For the Six                      For the Six
 Months Ended   For the Year      Months Ended   For the Year      Months Ended   For the Year      Months Ended   For the Year
   6/30/2014        Ended           6/30/2014        Ended           6/30/2014        Ended           6/30/2014        Ended
  (Unaudited)    12/31/2013        (Unaudited)    12/31/2013        (Unaudited)    12/31/2013        (Unaudited)    12/31/2013
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------


 $     780,093  $     248,433     $     359,588  $     312,837     $   3,160,441  $   7,522,197     $     881,967  $     965,772
     4,429,709      6,716,677        20,382,458      1,132,939        11,848,126     40,890,475         5,603,836      7,839,752
    (1,202,510)    14,394,518        (9,701,541)    26,679,735        12,075,702    (32,323,997)       (1,507,446)    26,156,476
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------

     4,007,292     21,359,628        11,040,505     28,125,511        27,084,269     16,088,675         4,978,357     34,962,000
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------


      (808,981)      (225,875)         (352,850)      (297,165)       (1,565,550)    (7,854,961)         (836,290)      (973,210)
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------


    12,460,483     44,880,011        90,906,747     62,114,258       119,637,937     80,241,468        18,762,183    127,825,752
   (12,325,684)   (17,599,619)      (66,681,630)    (6,109,034)      (98,291,569)  (343,153,151)      (11,239,469)   (36,940,729)
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------

       134,799     27,280,392        24,225,117     56,005,224        21,346,368   (262,911,683)        7,522,714     90,885,023
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------
     3,333,110     48,414,145        34,912,772     83,833,570        46,865,087   (254,677,969)       11,664,781    124,873,813


    90,395,870     41,981,725        97,573,685     13,740,115       148,210,302    402,888,271       197,643,200     72,769,387
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------
 $  93,728,980  $  90,395,870     $ 132,486,457  $  97,573,685     $ 195,075,389  $ 148,210,302     $ 209,307,981  $ 197,643,200
 =============  =============     =============  =============     =============  =============     =============  =============

$       (6,330) $      22,558     $      36,434  $      29,696     $   1,594,891  $          --     $      45,677  $          --
 =============  =============     =============  =============     =============  =============     =============  =============


     2,600,002      1,700,002         5,450,002      1,450,002         8,450,002     22,700,002         5,850,002      2,800,002
       350,000      1,450,000         4,600,000      4,450,000         6,050,000      4,200,000           550,000      4,200,000
      (350,000)      (550,000)       (3,600,000)      (450,000)       (4,950,000)   (18,450,000)         (350,000)    (1,150,000)
 -------------  -------------     -------------  -------------     -------------  -------------     -------------  -------------

     2,600,002      2,600,002         6,450,002      5,450,002         9,550,002      8,450,002         6,050,002      5,850,002
 =============  =============     =============  =============     =============  =============     =============  =============


                   See Notes to Financial Statements                     Page 59

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST
                                                                         ISE-REVERE                     FIRST TRUST
                                                                        NATURAL GAS                     ISE CHINDIA
                                                                         INDEX FUND                      INDEX FUND
                                                                           (FCG)                           (FNI)
                                                               ------------------------------  ------------------------------
                                                                 For the Six                     For the Six
                                                                Months Ended   For the Year     Months Ended   For the Year
                                                                  6/30/2014        Ended          6/30/2014        Ended
                                                                 (Unaudited)    12/31/2013       (Unaudited)    12/31/2013
                                                                -------------  -------------    -------------  -------------
OPERATIONS:
   Net investment income (loss)...........................      $   1,620,021  $   1,808,415    $     144,459  $     500,083
   Net realized gain (loss)...............................         42,866,323     (7,341,006)       5,431,735      3,207,911
   Net change in unrealized appreciation (depreciation)...         49,773,892    102,869,319       (1,698,892)    15,391,317
                                                                -------------  -------------    -------------  -------------
   Net increase (decrease) in net assets resulting
        from operations...................................         94,260,236     97,336,728        3,877,302     19,099,311
                                                                -------------  -------------    -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................         (2,102,300)    (1,716,075)        (286,940)      (528,875)
                                                                -------------  -------------    -------------  -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        302,433,316    195,622,338               --      2,735,518
   Cost of shares redeemed................................       (236,826,045)  (214,347,484)     (14,360,454)   (15,410,341)
                                                                -------------  -------------    -------------  -------------
   Net increase (decrease) in net assets resulting
        from shareholder transactions.....................         65,607,271    (18,725,146)     (14,360,454)   (12,674,823)
                                                                -------------  -------------    -------------  -------------
   Total increase (decrease) in net assets................        157,765,207     76,895,507      (10,770,092)     5,895,613

NET ASSETS:
   Beginning of period....................................        464,794,809    387,899,302       71,961,959     66,066,346
                                                                -------------  -------------    -------------  -------------
   End of period..........................................      $ 622,560,016  $ 464,794,809    $  61,191,867  $  71,961,959
                                                                =============  =============    =============  =============
   Accumulated net investment income (loss)
        at end of period..................................      $    (330,796) $     153,483    $    (133,375) $       9,106
                                                                =============  =============    =============  =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         23,800,002     24,750,002        2,550,002      3,150,002
   Shares sold............................................         13,350,000     11,150,000               --        100,000
   Shares redeemed........................................        (10,750,000)   (12,100,000)        (500,000)      (700,000)
                                                                -------------  -------------    -------------  -------------

   Shares outstanding, end of period......................         26,400,002     23,800,002        2,050,002      2,550,002
                                                                =============  =============    =============  =============


Page 60                    See Notes to Financial Statements

         FIRST TRUST                     FIRST TRUST
        NASDAQ(R) ABA                  CBOE(R) S&P 500(R)
        COMMUNITY BANK                   VIX(R) TAIL
          INDEX FUND                      HEDGE FUND
            (QABA)                          (VIXH)
------------------------------  ------------------------------
  For the Six                     For the Six
 Months Ended   For the Year     Months Ended   For the Year
   6/30/2014       Ended           6/30/2014        Ended
  (Unaudited)    12/31/2013       (Unaudited)    12/31/2013
 -------------  -------------    -------------  -------------

 $     535,569  $    357,811     $      41,272  $      86,613
     1,497,696       779,333          (158,456)         1,712
    (3,264,021)    7,480,300           364,781        917,769
 -------------  ------------     -------------  -------------

    (1,230,756)    8,617,444           247,597      1,006,094
 -------------  ------------     -------------  -------------


      (501,945)     (350,521)          (39,100)       (85,676)
 -------------  ------------     -------------  -------------


    52,804,489    38,405,721                --      4,048,627
   (10,140,413)   (3,255,400)               --     (2,180,000)
 -------------  ------------     -------------  -------------

    42,664,076    35,150,321                --      1,868,627
 -------------  ------------     -------------  -------------
    40,931,375    43,417,244           208,497      2,789,045


    52,362,313     8,945,069         5,715,786      2,926,741
 -------------  ------------     -------------  -------------
 $  93,293,688  $ 52,362,313     $   5,924,283  $  5,715,786
 =============  ============     =============  =============

 $      40,914  $      7,290     $       3,076  $         904
 =============  ============     =============  =============


     1,450,002       350,002           250,002        150,002
     1,450,000     1,200,000                --        200,000
      (300,000)     (100,000)               --       (100,000)
 -------------  ------------     -------------  -------------

     2,600,002     1,450,002           250,002        250,002
 =============  ============     =============  =============


                   See Notes to Financial Statements                     Page 61

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                          6/30/2014     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    36.35     $    26.10     $    22.98    $    23.74    $   19.69     $    12.37
                                         ----------     ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.27           0.17           0.27          0.05          0.15          0.05
Net realized and unrealized gain (loss)        2.61          10.25           3.14         (0.70)         4.02          7.32
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total from investment operations               2.88          10.42           3.41        (0.65)          4.17          7.37
                                         ----------     ----------     ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.28)         (0.17)         (0.29)        (0.11)        (0.12)        (0.05)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    38.95     $    36.35     $    26.10    $    22.98    $    23.74    $    19.69
                                         ==========     ==========     ==========    ==========    ==========    ==========

TOTAL RETURN (a)                               7.98%         39.95%         14.86%        (2.77)%       21.25%        59.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  422,581     $  288,945     $   84,815    $   73,539    $   75,955    $   40,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.61% (b)      0.63%          0.68%         0.68%         0.75%         0.67%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%          0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss)
   to average net assets                       1.53% (b)      0.60%          1.01%         0.23%         0.79%         0.35%
Portfolio turnover rate (c)                      14%            38%            34%           27%           24%           36%


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)


                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE           FOR THE       FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED        YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011        12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------      ------------  ------------
Net asset value, beginning of period     $    35.43     $    25.86     $    24.14    $    25.69        $    21.16    $    11.77
                                         ----------     ----------     ----------    ----------        ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.14           0.24           0.19          0.00 (d) (e)      0.10          0.01
Net realized and unrealized gain (loss)        4.50           9.59           1.74         (1.47)             4.53          9.39
                                         ----------     ----------     ----------    ----------        ----------    ----------
Total from investment operations               4.64           9.83           1.93         (1.47)             4.63          9.40
                                         ----------     ----------     ----------    ----------        ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (loss)                  (0.15)         (0.26)         (0.21)        (0.08)            (0.10)        (0.01)
Return of capital                                --             --             --            --                --         (0.00) (d)
                                         ----------     ----------     ----------    ----------        ----------    ----------
Total distributions                           (0.15)         (0.26)         (0.21)        (0.08)            (0.10)        (0.01)
                                         ----------     ----------     ----------    ----------        ----------    ----------
Net asset value, end of period           $    39.92     $    35.43     $    25.86    $    24.14        $    25.69    $    21.16
                                         ==========     ==========     ==========    ==========        ==========    ==========

TOTAL RETURN (a)                              13.12%         38.12%          8.02%        (5.75)%           21.92%       79.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  229,531     $  177,165     $  106,008    $  149,660        $  453,416    $   86,766
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.62% (b)      0.62%          0.65%         0.63%             0.70%         0.67%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%          0.60%         0.60%             0.60%         0.60%
Ratio of net investment income (loss)
   to average net assets                       0.78% (b)      0.80%          0.63%        (0.02)%            0.71%         0.16%
Portfolio turnover rate (c)                       9%            33%            26%           21%               26%           35%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Amount represents less than $0.01 per share.

(e)   Per share amounts have been calculated using the average share method.


Page 62                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    34.77     $    24.70    $     20.80    $    21.10    $    17.63    $    12.05
                                         ----------     ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.29           0.10           0.31          0.06          0.17          0.05
Net realized and unrealized gain (loss)        1.29          10.06           3.92         (0.28)         3.46          5.58
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total from investment operations               1.58          10.16           4.23         (0.22)         3.63          5.63
                                         ----------     ----------     ----------    ----------    ----------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.30)         (0.09)         (0.33)         (0.08)       (0.16)        (0.05)
Return of capital                                --             --             --            --            --         (0.00) (a)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total distributions to shareholders           (0.30)         (0.09)         (0.33)        (0.08)        (0.16)        (0.05)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    36.05     $    34.77     $    24.70    $    20.80    $    21.10    $    17.63
                                         ==========     ==========     ==========    ==========    ==========    ==========

TOTAL RETURN (b)                               4.58%         41.24%         20.31%        (1.08)%       20.64%        46.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   93,729     $   90,396     $   41,982    $   30,157    $   22,151    $   10,579
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.65% (c)      0.67%          0.76%         0.78%         0.94%         1.28%
Ratio of net expenses to average
   net assets                                  0.60% (c)      0.60%          0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss)
   to average net assets                       1.69% (c)      0.38%          1.34%         0.31%         1.02%         0.48%
Portfolio turnover rate (d)                       8%            33%            40%           37%           19%           43%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    17.90     $     9.48     $     9.65    $    16.42    $    16.09    $    11.19
                                         ----------     ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.05           0.07           0.13         (0.03)        (0.01)        (0.02)
Net realized and unrealized gain (loss)        2.64           8.42          (0.18)        (6.74)         0.34          4.92
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total from investment operations               2.69           8.49          (0.05)        (6.77)         0.33          4.90
                                         ----------     ----------     ----------    ----------    ----------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.05)         (0.07)         (0.12)           --            --            --
                                         ----------     ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    20.54     $    17.90     $     9.48    $     9.65    $    16.42    $    16.09
                                         ==========     ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (b)                              15.01%         89.79%         (0.50)%      (41.23)%        2.05%        43.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  132,486     $   97,574     $   13,740    $   20,740    $   36,120    $   43,449
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                   0.64% (c)     0.70%          0.98%         0.77%         0.78%         0.81%
Ratio of net expenses to average
   net assets                                   0.60% (c)     0.60%          0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss)
   to average net assets                       0.47% (c)      0.60%          1.19%        (0.18)%       (0.07)%       (0.12)%
Portfolio turnover rate (d)                      19%            49%            24%           22%           22%           40%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND (FRI)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    17.54     $    17.75     $    15.47    $    14.65    $    11.72    $     9.43
                                         ----------     ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.32           0.52           0.38          0.28          0.29          0.25
Net realized and unrealized gain (loss)        2.72          (0.19)          2.30          0.88          2.94          2.31
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total from investment operations               3.04           0.33           2.68          1.16          3.23          2.56
                                         ----------     ----------     ----------    ----------    ----------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.15)         (0.54)         (0.37)        (0.34)        (0.30)        (0.25)
Net realized gain                                --             --          (0.03)           --            --            --
Return of capital                                --             --             --            --            --         (0.02)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total distributions                           (0.15)         (0.54)         (0.40)        (0.34)        (0.30)        (0.27)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    20.43     $    17.54     $    17.75    $    15.47    $    14.65    $    11.72
                                         ==========     ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                              17.36%          1.82%         17.39%         7.90%        27.73%        28.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  195,075     $  148,210     $  402,888    $  324,961    $   71,066    $   21,087
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.50% (b)      0.50%          0.50%         0.57%         0.69%         1.95%
Ratio of net expenses to average
   net assets                                  0.50% (b)      0.50%          0.50%         0.50%         0.50%         0.50%
Ratio of net investment income (loss)
   to average net assets                       3.49% (b)      2.31%          2.15%         2.03%         2.60%         3.39%
Portfolio turnover rate (c)                       6%            11%             8%            9%           16%           13%


FIRST TRUST ISE WATER INDEX FUND (FIW)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------   ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    33.79     $    25.99     $    20.71    $    22.13    $    18.66    $    15.69
                                         ----------     ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.15           0.21           0.23          0.16          0.18          0.19
Net realized and unrealized gain (loss)        0.80           7.80           5.30         (1.39)         3.43          2.97
                                         ----------     ----------     ----------    ----------    ----------    ----------
Total from investment operations               0.95           8.01           5.53         (1.23)         3.61          3.16
                                         ----------     ----------     ----------    ----------    ----------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.14)         (0.21)         (0.25)        (0.19)        (0.14)        (0.19)
                                         ----------     ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    34.60     $    33.79   $      25.99    $    20.71    $    22.13    $    18.66
                                         ==========     ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                               2.85%         30.91%         26.83%        (5.62)%       19.49%        20.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  209,308     $  197,643     $   72,769    $   57,986    $   53,111    $   37,314
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (b)      0.60%          0.63%         0.64%         0.69%        0.72%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%          0.60%         0.60%         0.60%        0.60%
Ratio of net investment income (loss)
   to average net assets                       0.91% (b)      0.75%          1.02%         0.79%         0.96%        1.20%
Portfolio turnover rate (c)                      14%            45%            31%           31%           38%          44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

                                        FOR THE SIX
                                        MONTHS ENDED     FOR THE        FOR THE       FOR THE       FOR THE        FOR THE
                                         6/30/2014      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                        (UNAUDITED)     12/31/2013     12/31/2012    12/31/2011    12/31/2010     12/31/2009
                                        ------------   ------------   ------------  ------------  ------------   ------------
Net asset value, beginning of period     $    19.53     $    15.67     $    18.19    $    19.60    $    17.52     $    11.80
                                         ----------     ----------     ----------    ----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.07           0.07           0.07          0.08          0.03           0.07
Net realized and unrealized gain (loss)        4.07           3.86          (2.52)        (1.41)         2.10           5.72
                                         ----------     ----------     ----------    ----------    ----------     ----------
Total from investment operations               4.14           3.93          (2.45)        (1.33)         2.13           5.79
                                         ----------     ----------     ----------    ----------    ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.09)         (0.07)         (0.07)        (0.08)        (0.05)         (0.07)
Return of capital                                --             --             --            --         (0.00) (a)     (0.00) (a)
                                         ----------     ----------     ----------    ----------    ----------     ----------
Total distributions                           (0.09)         (0.07)         (0.07)        (0.08)        (0.05)         (0.07)
                                         ----------     ----------     ----------    ----------    ----------     ----------
Net asset value, end of period           $    23.58     $    19.53     $    15.67    $    18.19    $    19.60     $    17.52
                                         ==========     ==========     ==========    ==========    ==========     ==========
TOTAL RETURN (b)                              21.19%         25.13%        (13.51)%       (6.85)%       12.22%         49.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $  622,560     $  464,795     $  387,899    $  346,556    $  396,893     $  464,339
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.61% (c)      0.60%          0.63%         0.63%         0.65%          0.72%
Ratio of net expenses to average
   net assets                                  0.60% (c)      0.60%          0.60%         0.60%         0.60%          0.60%
Ratio of net investment income (loss)
   to average net assets                       0.66% (c)      0.40%          0.40%         0.39%         0.19%          0.53%
Portfolio turnover rate (e)                      17%            49%            41%           43%           93%            71%


FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

                                         FOR THE SIX
                                        MONTHS ENDED        FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                          6/30/2014        YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                         (UNAUDITED)       12/31/2013     12/31/2012    12/31/2011    12/31/2010    12/31/2009
                                        ------------      ------------   ------------  ------------  ------------  ------------
Net asset value, beginning of period     $    28.22        $    20.97     $    18.23    $    25.01    $    21.28    $    11.78
                                         ----------        ----------     ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.06              0.20           0.35          0.27          0.17          0.09
Net realized and unrealized gain (loss)        1.70              7.26           2.74         (6.75)         3.73          9.50
                                         ----------        ----------     ----------    ----------    ----------    ----------
Total from investment operations               1.76              7.46           3.09         (6.48)         3.90          9.59
                                         ----------        ----------     ----------    ----------    ----------    ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.13)            (0.21)         (0.35)        (0.30)        (0.17)        (0.09)
Return of capital                                --                --             --            --            --         (0.00) (a)
                                         ----------        ----------     ----------    ----------    ----------    ----------
Total distributions                           (0.13)            (0.21)         (0.35)        (0.30)        (0.17)        (0.09)
                                         ----------        ----------     ----------    ----------    ----------    ----------
Net asset value, end of period           $    29.85        $    28.22     $    20.97    $    18.23    $    25.01    $    21.28
                                         ==========        ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (b)                               6.25%            35.81%         17.11%       (26.02)%       18.46%        81.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   61,192        $   71,962     $   66,066    $   79,287    $  176,352    $  120,240
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.68% (c)         0.66%          0.73%         0.66%         0.66%         0.73%
Ratio of net expenses to average
   net assets                                  0.61% (c)(d)      0.60%          0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss)
   to average net assets                       0.44% (c)         0.79%          1.60%         1.00%         0.74%         0.58%
Portfolio turnover rate (e)                      17%               40%            29%           23%           34%           47%


(a)   Amount represents less than $0.01 share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                        FOR THE SIX                                                               FOR THE PERIOD
                                        MONTHS ENDED     FOR THE        FOR THE        FOR THE        FOR THE     6/29/2009 (a)
                                         6/30/2014      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                        (UNAUDITED)     12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period     $    36.11     $    25.56     $    22.97     $    24.95     $    22.41     $    20.00
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.23           0.37           0.48           0.37           0.30           0.16
Net realized and unrealized gain (loss)       (0.24)         10.55           2.62          (1.98)          2.55           2.40
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations              (0.01)         10.92           3.10          (1.61)          2.85           2.56
                                         ----------     ----------     ----------     ----------     ----------     ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.22)         (0.37)         (0.51)         (0.37)         (0.31)         (0.15)
                                         ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period           $    35.88     $    36.11     $    25.56     $    22.97     $    24.95     $    22.41
                                         ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b)                              (0.03)%        42.89%         13.52%         (6.48)%        12.77%         12.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)     $   93,294     $   52,362     $    8,945     $   12,634     $    9,979     $    5,604
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.65% (c)      0.76%          1.04%          0.96%          1.16%          2.67% (c)
Ratio of net expenses to average
   net assets                                  0.60% (c)      0.60%          0.60%          0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss)
   to average net assets                       1.41% (c)      1.38%          1.90%          1.62%          1.40%          1.92% (c)
Portfolio turnover rate (d)                      16%            29%            17%            29%            26%            15%


FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

                                          FOR THE SIX                   FOR THE PERIOD
                                         MONTHS ENDED      FOR THE      8/29/2012 (a)
                                           6/30/2014      YEAR ENDED       THROUGH
                                          (UNAUDITED)     12/31/2013      12/31/2012
                                         -------------   ------------   ------------
Net asset value, beginning of period      $     22.86     $    19.51     $    19.89
                                          -----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.16           0.34           0.11
Net realized and unrealized gain (loss)          0.84           3.34          (0.38)
                                          -----------     ----------     ----------
Total from investment operations                 1.00           3.68          (0.27)
                                          -----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.16)         (0.33)         (0.11)
                                          -----------     ----------     ----------


Net asset value, end of period            $     23.70     $    22.86     $    19.51
                                          ===========     ==========     ==========

TOTAL RETURN (b)                                 4.37%         19.00%         (1.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $     5,924     $    5,716     $    2,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                    0.60% (c)      0.60%          0.60% (c)
Ratio of net expenses to average
   net assets                                    0.60% (c)      0.60%          0.60% (c)
Ratio of net investment income (loss)
   to average net assets                         1.46% (c)      1.53%          1.97% (c)
Portfolio turnover rate (d)                         2%             4%             2%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust NASDAQ(R) ABA Community Bank Index Fund would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 66                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

First Trust NASDAQ-100 Equal Weighted Index  Fund - (The NASDAQ(R)
      Stock Market, LLC ("NASDAQ") ticker "QQEW")
First Trust NASDAQ-100-Technology Sector Index Fund - (NASDAQ ticker "QTEC") First Trust NASDAQ-100 Ex-Technology Sector Index Fund -
      (NASDAQ ticker "QQXT")
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
       ticker "QCLN")
First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker "FRI") First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG")
First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker "QABA") First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
      "VIXH")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                  INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                      NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund                   NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           NASDAQ(R) Clean Edge(R) Green Energy Index
First Trust S&P REIT Index Fund                                       S&P United States REIT Index
First Trust ISE Water Index Fund                                      ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                         ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                                    ISE ChIndia Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund                   NASDAQ OMX(R) ABA Community Bank Index(SM)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                 CBOE(R) VIX(R) Tail Hedge Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments will be valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

       Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

        1) the type of security;
        2) the size of the holding;
        3) the initial cost of the security;
        4) transactions in comparable securities;
        5) price quotes from dealers and/or pricing services;
        6) relationships among various securities;
        7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
        8) an analysis of the issuer's financial statements; and
        9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is presented separately as "Net realized gain (loss) on Options" on the Statements of Operations.

At June 30, 2014, there were no options held in the Fund.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2013 was as follows:

                                                                                       Distributions       Distributions
                                                              Distributions paid            paid                paid
                                                                from Ordinary           from Capital        from Return
                                                                    Income                 Gains             of Capital
                                                              ------------------      ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund              $        1,151,465       $          --       $         --
First Trust NASDAQ-100-Technology Sector Index Fund                    1,166,616                  --                 --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                   225,875                  --                 --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund              297,165                  --                 --
First Trust S&P REIT Index Fund                                        7,854,961                  --                 --
First Trust ISE Water Index Fund                                         973,210                  --                 --
First Trust ISE-Revere Natural Gas Index Fund                          1,716,075                  --                 --
First Trust ISE Chindia Index Fund                                       528,875                  --                 --
First Trust NASDAQ(R)ABA Community Bank Index Fund                       350,521                  --                 --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                     85,676                  --                 --


As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                        Accumulated
                                                                Undistributed           Capital and        Net Unrealized
                                                                   Ordinary                Other            Appreciation
                                                                    Income              Gain (Loss)        (Depreciation)
                                                              ------------------      ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund              $               --      $    (11,099,674)   $     20,056,446
First Trust NASDAQ-100-Technology Sector Index Fund                           --           (20,112,449)         33,508,367
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                    22,558            (3,365,031)         17,397,860
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund               33,429           (30,105,974)         16,900,946
First Trust S&P REIT Index Fund                                               --                    --          (8,446,070)
First Trust ISE Water Index Fund                                              --           (12,452,245)         34,823,575
First Trust ISE-Revere Natural Gas Index Fund                            151,483          (133,699,341)        (18,583,667)
First Trust ISE Chindia Index Fund                                       168,637           (50,223,242)         15,096,179
First Trust NASDAQ(R) ABA Community Bank Index Fund                        7,290              (641,776)          7,305,802
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                        904              (543,822)          1,015,949

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

F. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Funds, except for First Trust S&P REIT Index Fund, had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

During the taxable year ended December 31, 2013, the following Funds utilized capital loss carryforwards in the following amounts:

                                                              Post-Enactment
                                                               Capital Loss
                                                          Carry Forward Utilized
                                                          ----------------------
First Trust NASDAQ-100 Equal Weighted Index Fund          $            3,068,448
First Trust NASDAQ-100-Technology Sector Index Fund                    2,024,625
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                   693,176
First Trust NASDAQ(R) ABA Community Bank Index Fund                       55.484
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund               10,003

                                                       Capital      Capital      Capital     Capital
                                                        Loss         Loss         Loss         Loss         Post-         Total
                                                      Available    Available    Available   Available    Enactment -     Capital
                                                       Through      Through      Through     Through         No           Loss
                                                        2015         2016         2017         2018      Expiration     Available
                                                     -----------  -----------  -----------  ----------  -------------  -----------
First Trust NASDAQ-100 Equal Weighted Index Fund     $    54,385  $ 1,957,170  $ 4,681,103  $       --  $   4,407,016  $11,099,674
First Trust NASDAQ-100-Technology Sector
   Index Fund                                            311,155    1,421,664    2,016,911          --     16,362,719   20,112,449
First Trust NASDAQ-100 Ex-Technology Sector
   Index Fund                                              7,779      143,597    1,051,894      80,899      2,080,862    3,365,031
First Trust NASDAQ(R) Clean Edge(R) Green Energy
   Index Fund                                            141,332    4,246,707    7,483,633   5,884,801     12,349,501   30,105,974
First Trust ISE Water Index Fund                             592      318,246    5,768,328   2,198,674      4,166,405   12,452,245
First Trust ISE-Revere Natural Gas Index Fund              5,274    7,264,703   32,569,413  40,089,981     53,769,970  133,699,341
First Trust ISE Chindia Index Fund                            --   11,116,593   11,686,955   7,245,147     20,174,547   50,223,242
First Trust NASDAQ(R) ABA Community Bank Index Fund           --           --        4,787     116,604        520,385      641,776
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund         --           --           --          --        543,822      543,822

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

G. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (the "Unitary Fee Fund"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                      LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                          The NASDAQ Stock Market, LLC
First Trust NASDAQ-100-Technology Sector Index Fund                       The NASDAQ Stock Market, LLC
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                    The NASDAQ Stock Market,
LLC First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           The NASDAQ Stock Market, LLC /Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                           Standard & Poor's Financial Services, LLC
First Trust ISE Water Index Fund                                          International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                             International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                        International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund                       The NASDAQ Stock Market, LLC
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                     Standard & Poor's Financial Services, LLC

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. With the exception of the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, the respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust is paid an annual unitary management fee of 0.60% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

First Trust is entitled to receive monthly fees from the remaining Funds calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.40%
First Trust S&P REIT Index Fund                                      0.30%
First Trust ISE Water Index Fund                                     0.40%
First Trust ISE-Revere Natural Gas Index Fund                        0.40%
First Trust ISE Chindia Index Fund                                   0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.40%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2015.

                                                                  Expense Cap
                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                     0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                  0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund               0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund          0.60%
First Trust S&P REIT Index Fund                                      0.50%
First Trust ISE Water Index Fund                                     0.60%
First Trust ISE-Revere Natural Gas Index Fund                        0.60%
First Trust ISE Chindia Index Fund                                   0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                  0.60%


Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows

                                                                      Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                                     -------------------------------------------------------------
                                             Advisory                     Year        Year        Year     Six Months
                                                Fee        Expense       Ended       Ended       Ended       Ended
                                              Waivers   Reimbursement  12/31/2011  12/31/2012  12/31/2013  6/30/2014     Total
                                             ---------  -------------  ----------  ----------  ----------  ----------  ----------
First Trust NASDAQ-100 Equal Weighted
   Index Fund                                $  17,320       $     --  $   38,711  $   66,409  $   56,300  $   17,320  $  178,740
First Trust NASDAQ-100-Technology
   Sector Index Fund                            16,521             --      61,243      71,070      32,509      16,521     181,343
First Trust NASDAQ-100 Ex-Technology
   Sector Index Fund                            22,377             --      28,289      58,392      44,451      22,377     153,509
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                            24,785             --      27,693      63,185      50,502      24,785     166,165
First Trust S&P REIT Index Fund                     --             --      94,995       4,444          --          --      99,439
First Trust ISE Water Index Fund                    --             --          --      18,611          --          --      18,611
First Trust ISE-Revere Natural Gas Index
   Fund                                         13,603             --      43,498     100,098      11,985      13,603     169,184
First Trust ISE Chindia Index Fund              22,555             --      32,646      97,245      35,100      22,555     187,546
First Trust NASDAQ(R) ABA Community
   Bank Index Fund                              18,914             --      24,310      46,863      40,775      18,914     130,862


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                   Purchases              Sales
                                                               ------------------   ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund               $       54,647,295   $       54,271,518
First Trust NASDAQ-100-Technology Sector Index Fund                    18,244,245           18,224,671
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                  7,159,681            7,202,028
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            28,314,242           28,335,802
First Trust S&P REIT Index Fund                                        12,417,066           10,557,346
First Trust ISE Water Index Fund                                       26,875,162           26,890,378
First Trust ISE-Revere Natural Gas Index Fund                          84,963,881           85,374,641
First Trust ISE Chindia Index Fund                                     11,145,385           11,329,026
First Trust NASDAQ(R) ABA Community Bank Index Fund                    11,773,856           11,763,691
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                      93,251              206,820

For the six months ended June 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                   Purchases              Sales
                                                               ------------------   ------------------
First Trust NASDAQ-100 Equal Weighted Index Fund               $      284,862,812      $   172,336,118
First Trust NASDAQ-100-Technology Sector Index Fund                    48,484,710           20,845,302
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 12,456,806           12,234,128
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            90,880,562           66,664,052
First Trust S&P REIT Index Fund                                       119,521,607           98,158,273
First Trust ISE Water Index Fund                                       18,753,202           11,242,430
First Trust ISE-Revere Natural Gas Index Fund                         302,232,146          236,295,883
First Trust ISE Chindia Index Fund                                             --           14,353,246
First Trust NASDAQ(R) ABA Community Bank Index Fund                    52,782,130           10,126,885
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                          --                   --


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


                                                                         Page 75


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following ten series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
      First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT) First Trust ISE Chindia Index Fund (FNI)
      First Trust ISE Water Index Fund (FIW)
      First Trust ISE-Revere Natural Gas Index Fund (FCG)
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN) First Trust S&P REIT Index Fund (FRI)
      First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund (the unitary fee for VIXH) as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs for each Fund selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee (unitary fee for VIXH).


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund (other than VIXH, which pays a unitary fee and thus is not subject to an expense cap) through April 30, 2015. For each Fund other than VIXH, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees waived by the Advisor. For VIXH, the Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.80% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also compared VIXH's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board also reviewed data prepared by Lipper showing the advisory fees and expense ratios of each Fund (unitary fee for VIXH) as compared to the fees of the peer funds in each Fund's Lipper Peer Group. Because each Fund's Lipper Peer Group included peer funds that pay a unitary fee and because VIXH pays a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of QCLN, FIW, FCG, FNI and VIXH (based on its unitary fee) were at or below the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group and that the total (net) expense ratios of QABA, FRI, QQEW, QTEC and QQXT were above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group. The Board also reviewed data provided by First Trust showing the expense ratios of each Fund as compared to each Fund's respective FT Peer Group. The Board noted that in most instances, the comparison of the Funds' expense ratios to their respective FT Peer Group provided similar results, except that for QCLN and FIW, the comparison to the FT Peer Group showed each such Fund to have the lowest expense ratio in its Peer Group. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios/unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund (unitary fee for VIXH) were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. For VIXH, the Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Fund. The Board also


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

Each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust NASDAQ-100 Equal Weighted Index Fund and the First Trust NASDAQ-100-Technology Sector Index Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

First Trust S&P REIT Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index Fund, the First Trust NASDAQ-100-Technology Sector Index Fund, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100 Equal Weighted Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.


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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust ISE Water Index Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.


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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                           JUNE 30, 2014 (UNAUDITED)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

Unlike most exchange-traded funds, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. Particularly, the call option portion of the Fund's portfolio, if applicable, may be redeemed for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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FIRST TRUST

First Trust Exchange-Traded Fund


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not Applicable.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            First Trust Exchange-Traded Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.